As filed with the Securities and Exchange Commission on December 6, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

President

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code (213) 633-8200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2011

DoubleLine Total Return Bond Fund

DBLTX (I-share)

DLTNX (N-share)

DoubleLine Core Fixed Income Fund

DBLFX (I-share)

DLFNX (N-share)

DoubleLine Emerging Markets Fixed Income Fund

DBLEX (I-share)

DLENX (N-share)

DoubleLine Multi-Asset Growth Fund

DMLIX (I-share)

DMLAX (A-share)

DoubleLine Low Duration Bond Fund

DBLSX (I-share)

DLSNX (N-share)

DoubleLine Capital LP	333 S. Grand Avenue 18th Floor Los Angeles, California 90071 doubleline.com

Semi-Annual Report	September 30, 2011	3

President’s Letter

November 29, 2011

Dear DoubleLine Funds Shareholder:

On behalf of the team at DoubleLine, I am pleased to deliver this Semi-Annual Report. On the following pages, you will find specific information regarding each Fund’s operations and holdings. Investor assets in the DoubleLine Funds grew to $12.63 billion as of September 30, 2011. In this challenging economic and market environment, DoubleLine continues to strive to deliver superior risk-adjusted returns while working to avoid crossing the double line of risk on the road to successful investing.

Highlights of Financial Markets through our Semi-Annual reporting period

•

Agency Mortgage-Backed Securities (Agency MBS): Lower-coupon pass-through holdings along with longer-duration Agency Collateralized Mortgage Obligations (Agency CMO) outperformed over the time period as Government interest rates fell across the curve. These lower dollar price securities also benefitted from higher income streams over this period.

•

Non-Agency MBS: Overall non-Agency MBS were flat over the period with lower credit quality collateral underperforming higher credit quality collateral. All non-Agency mortgage-backed securities continued to benefit from high income cash flows due to their low dollar prices.

•

Treasuries: Treasury yields declined sharply during the period. The rate slide was largely contrary to expectations. The consensus forecast prevailing at the end of the first quarter called for modest but sustained economic growth and gradually rising interest rates. Economic data came in consistently below expectations, with Treasury yields falling in response. The rate decline was boosted by the steadily worsening sovereign debt crisis in Europe. The Treasury rally was steady and gradual through July and became explosive in August as the eurozone crisis intensified. September was a month of dramatically increased volatility, with yields moving sharply in both directions before ending the month near all time lows. The 10-year Treasury yield fell by 155 basis points over the period to end September at 1.92%.

•

Corporates: Credit markets exhibited tremendous volatility during the second and third quarters of 2011 as U.S. economic growth appeared to decelerate and concern mounted that Europe’s debt crisis will spill over into worldwide credit markets. Spreads also widened on the conclusion of QE2, the purpose of which was to inflate the economy. High yield bonds in particular demonstrated this sector’s correlation to the economy during the period, with high yield default forecasts seeing an uptick for the first time in several years. The spread widening experienced in both investment grade and high yield, although material, did not come close to that of the 2008-2009 sell-off. DoubleLine is maintaining a defensive posture in corporate credit markets as we head into the fourth quarter and continues to favor investment grade over high yield issuers.

•

Emerging Markets Debt: The JPMorgan Emerging Markets Bond Index-Global Diversified returned 1.69% over the period due to a solid bid for risk assets. Strong returns from April 1st through August 30th of 6.84% were nearly offset in September due to an escalation of negative news out of Europe, leading to a negative 4.37%

4	DoubleLine Funds

return for the last month of this reporting period. Despite all the negative noise coming from the developed markets, credit fundamentals remained strong for emerging market countries and companies.

•

Global Equities: The Morgan Stanley Capital International All Country World Index fell 18.3% during this six month period, the majority of the losses coming in early August as the European debt and currency crisis took center stage. Within the eurozone, the EURO STOXX 50 Index of 50 European blue-chip stocks lost 25.1%. In the United States, the S&P 500 fell 14.7%. The banking sectors in both developed-sectors led their equity markets to the downside. In the U.S., the KBW Bank Index declined 31.9%. The EURO STOXX Banks Index fell 38.8%.

•

Commodities: As measured by the Standard & Poor’s Goldman Sachs Excess Return Index, the broad-based commodities market posted an 18.7% decline for this six month period. Much of the decline came in the third quarter as the market reassessed forward-looking global growth estimates in light of the mounting European debt crisis. Gold was the lone shining star, returning 12.4% as investors sought protection from the possibility of a currency debasement.

Performance:

DoubleLine Total Return Bond Fund

For the six month reporting period ending September 30, 2011, the DoubleLine Total Return Bond Fund “I” share has outperformed the Barclay’s Capital U.S. Aggregate Bond Index by .17% (6.37% versus 6.20%).

Period Ending: 9-30-11	6 Months
I-Share	6.37%
N-Share	6.25%
Barclay’s Capital U.S. Aggregate Bond Index	6.20%

DoubleLine Core Fixed Income Fund

For the six month reporting period ending September 30, 2011, the DoubleLine Core Fixed Income Fund “I” share has outperformed the Barclay’s Capital U.S. Aggregate Bond Index by .90% (7.10% versus 6.20%). The Fund’s outperformance during the six-month period ended September 30, 2011 in part benefited from the fund’s allocation to long-duration Agency MBS and securities selection in corporate credit.

Period Ending: 9-30-11	6 Months
I-Share	7.10%
N-Share	6.89%
Barclay’s Capital U.S. Aggregate Bond Index	6.20%

DoubleLine Emerging Markets Fixed Income Fund

For the six month reporting period ending September 30, 2011, the DoubleLine Emerging Markets Fixed Income Fund “I” share has underperformed the JP Morgan Emerging Markets Bond Global Diversified Index by 3.37% (-1.68% versus 1.69%). Fund performance was negatively affected by its overweight exposure to emerging market (EM) corporate credits relative to the benchmark, which is comprised of sovereign and quasi-sovereign issuers. The sovereign index, represented by the EMBI, outperformed its corporate EM counterpart, represented by the JP Morgan Corporate EMBI Broad Diversified Index (CEMBI) by 4.93% over the six month period.

Semi-Annual Report	September 30, 2011	5

President’s Letter  (Cont.)

Period Ending: 9-30-11	6 Months
I-Share	-1.68%
N-Share	-1.71%
JP Morgan Emerging Markets Bond Global Diversified Index	1.69%

DoubleLine Multi-Asset Growth Fund

For the six month reporting period ending September 30, 2011, the DoubleLine Multi-Asset Growth Fund “I” share has outperformed the Blended Benchmark 1 (60% Barclay’s U.S. Capital Aggregate /25% S&P 500/15% S&P 500 Goldman Sachs Commodity Index) by 3.43% (.53% versus -2.90%) and the Blended Benchmark 2 (60% Barclays U.S. Capital Aggregate/25% Morgan Stanley Capital International All Country World Index/15% S&P 500 Goldman Sachs Commodity Total Return Index) by 4.27% (.53% versus -3.74%). The outperformance was partly due to a large cash position throughout the reporting period, and an underweight in global equities.

Period Ending: 9-30-11	6 Months
I-Share	0.53%
A-Share
No Load	0.43%
With Load	-3.83%
Blended Benchmark 1 [a]	-2.90%
Blended Benchmark 2 [b]	-3.74%

a Blended Benchmark 1: 60% Barclays Capital U.S. Aggregate/25% S&P 500/15% S&P 500 Goldman Sachs Commodity Index.

b Blended Benchmark 2: 60% Barclays Capital U.S. Aggregate/25% Morgan Stanley Capital International All Country World Index/15% S&P 500 Goldman Sachs Commodity Index. The Adviser believes that Blended Benchmark 2 provides a more helpful reference point by which to evaluate the Fund’s performance because it includes an equity securities index with greater exposure to foreign equity investments than Blended Benchmark 1. In the future, the Fund intends to compare its performance against Blended Benchmark 2 instead of Blended Benchmark 1.

DoubleLine Low Duration Bond Fund

The DoubleLine Low Duration Bond Fund launched as of September 30, 2011. As such, there is no performance information to report for the fund.

On behalf of the team at DoubleLine, we thank you for your support of the Funds. We value the trust you have placed in us and if you have any questions please do not hesitate to call 877-DLINE11 (354-6311) or visit our website at www.doublelinefunds.com.

Sincerely,

Ronald R. Redell

6	DoubleLine Funds

Past Performance is not a guarantee of future results.

Opinions expressed herein are as of September 30, 2011 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.

Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed securities include additional risks that investors should be aware of including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. The Emerging Markets Fixed Income Fund and the Multi-Asset Growth Fund are non-diversified meaning each may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, these Funds may be more susceptible to any single economic, political or regulatory event than a more diversified fund, and a decline in the market value of one of the Fund’s investments may affect that Fund’s value more than if the Fund were a diversified fund. The Core Fixed Income Fund, Emerging Markets Fixed Income Fund and Multi-Asset Growth Fund may invest in foreign securities, which involve political, economic, and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. The Multi-Asset Growth Fund may invest in securities related to real estate, which may decline in value as a result of factors affecting the real estate industry. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested. Commodity-linked derivative instruments may involve additional costs and risks such as changes in commodity index volatility or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investing in derivatives could result in losses greater than the amount invested. Equities may decline in value due to both real and perceived general market, economic, and industry conditions. For more details regarding the risks of the Funds, please consult the current prospectus.

JP Morgan Emerging Markets Bond (EMBI) Global Diversified Index—This index is an uniquely-weighted version of the EMBI Global. It limits the weights of those index countries with larger debt supplies by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by EMBI Global.

Morgan Stanley Capital International All Country World Index —This index is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets.

EURO STOXX 50—This index is a market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

S&P 500 Index—This Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

KBW Bank Index—This Index is an economic index consisting of the stocks of 24 banking companies.

EURO STOXX Banks Index—This Index offers exposure to the eurozone Banks sector as defined by the Industry Classification Benchmark. It is a sub index of the EURO STOXX Index.

Standard & Poor’s Goldman Sachs Excess Return Index—This Index measures the returns accrued from investing in uncollateralized nearby commodity futures.

JP Morgan Corporate Emerging Markets Bond Index—Broad Diversified (CEMBI GD)—This index is a market capitalization weighted index consisting of US-denominated Emerging Market corporate bonds. It is a liquid global corporate benchmark representing Asia, Latin America, Europe and the Middle East/Africa.

JP Morgan Emerging Markets Bond Index—Global Diversified (EMBI GD)—This index tracks total returns for US dollar denominated debt instruments issued by emerging market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities.

Barclay’s Capital U.S. Aggregate Bond Index—This index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Semi-Annual Report	September 30, 2011	7

President’s Letter  (Cont.)

Standard & Poor’s/Goldman Sachs Commodity Total Return Index (GSCI)—This is a composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures. This index’s components qualify for inclusion in the index based on liquidity measures and are weighted in relation to their global production levels, making the index a valuable economic indicator and commodities market benchmark.

A direct investment cannot be made in an index. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

A basis point (bps) equals 0.01%.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Correlation is a statistical measure of how two securities move in relation to each other.

The DoubleLine Funds are distributed by Quasar Distributors, LLC.

DoubleLine® is a registered trademark of DoubleLine Capital LP.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to a Fund and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein.

DoubleLine has no obligation to provide revised assessments in the event of changed circumstances. While we have gathered this information from sources believed to be reliable, DoubleLine cannot guarantee the accuracy of the information provided. Securities discussed are not recommendations and are presented as examples of issue selection or portfolio management processes. They have been picked for comparison or illustration purposes only. No security presented within is either offered for sale or purchase. DoubleLine reserves the right to change its investment perspective and outlook without notice as market conditions dictate or as additional information becomes available.

Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision-making, economic or market conditions or other unanticipated factors. The views and forecasts expressed in this material are as of the date indicated, are subject to change without notice, may not come to pass and do not represent a recommendation or offer of any particular security, strategy, or investment. Past performance is no guarantee of future results.

8	DoubleLine Funds

Schedule of Investments DoubleLine Total Return Bond Fund	(Unaudited) September 30, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 38.6%

	Adjustable Rate Mortgage Trust,
$6,200,000	Series 2005-2-6M2	1.21%	#	06/25/2035	2,883,623
7,178,253	Series 2007-3-1A1	3.53%	#^	11/25/2037	3,043,457

	Aegis Asset Backed Securities Trust,
704,295	Series 2003-2-M2	2.78%	#	11/25/2033	485,975
7,400,180	Series 2004-1-M2	2.26%	#	04/25/2034	5,141,308
1,087,415	Series 2004-2-M2	1.53%	#	06/25/2034	544,941

	American Home Mortgage Investment Trust,
8,529,226	Series 2005-1-7A2	2.54%	#	06/25/2045	6,172,601
3,215,585	Series 2006-2-3A4	6.60%	#	06/25/2036	1,898,980
14,902,472	Series 2007-A-13A1	6.10%	#^	01/25/2037	8,954,799

	Argent Securities, Inc.,
780,768	Series 2004-W6-M1	0.78%	#	05/25/2034	584,465

	Asset Backed Securities Corporation,
8,773,131	Series 2003-HE6-M1	1.21%	#	11/25/2033	6,728,325
2,221,262	Series 2004-HE3-M2	1.35%	#	06/25/2034	1,544,472

	Banc of America Alternative Loan Trust,
10,435,392	Series 2005-10-4A1	5.75%		11/25/2035	8,995,589
8,594,693	Series 2005-5-2CB1	6.00%		06/25/2035	6,319,351
15,106,263	Series 2005-6-2CB2	6.00%		07/25/2035	12,898,830
5,935,132	Series 2005-6-4CB1	6.50%		07/25/2035	4,884,376
5,754,813	Series 2005-8-2CB1	6.00%		09/25/2035	4,328,831
4,945,660	Series 2006-5-CB14	6.00%	#	06/25/2046	3,449,558
8,141,626	Series 2006-6-CB3	6.00%		06/25/2046	6,390,435
13,981,404	Series 2006-8-1A1	6.27%	# I/F I/O	11/25/2036	2,717,484
4,753,677	Series 2006-8-1A2	0.68%	#	11/25/2036	2,614,254
21,287,884	Series 2006-9-1CB1	6.00%		01/25/2037	14,738,443
3,628,374	Series 2007-2-2A1	6.00%		06/25/2037	2,476,267

	Banc of America Commercial Mortgage, Inc.,
5,303,000	Series 2002-2-G	5.85%	^	07/11/2043	5,214,594
134,979,650	Series 2004-6-XP	0.60%	# I/O	12/10/2042	124,721
265,526,524	Series 2005-4-XP	0.35%	# I/O	07/10/2045	637,795
270,005,033	Series 2006-1-XP	0.34%	# I/O	09/10/2045	826,215
112,417,817	Series 2006-4-XP	0.61%	# I/O	07/10/2046	932,618
351,332,401	Series 2007-5-XW	0.59%	#^ I/O	02/10/2051	5,773,797

	Banc of America Funding Corporation,
482,025	Series 2005-6-2A9	5.50%		10/25/2035	479,057
28,272,611	Series 2006-2-3A1	6.00%		03/25/2036	28,258,588
990,926	Series 2006-2-4A1	22.14%	# I/F	03/25/2036	1,300,184
4,316,605	Series 2006-2-6A2	5.50%		03/25/2036	3,938,902
10,496,826	Series 2006-3-6A1	6.32%	#	03/25/2036	10,766,884
5,320,697	Series 2006-7-T2A5	6.04%	#	10/25/2036	3,365,809
5,448,640	Series 2006-7-T2A8	5.91%	#	10/25/2036	3,422,313
5,047,925	Series 2006-8T2-A8	6.10%	#	10/25/2036	3,331,325
2,734,694	Series 2006-B-7A1	5.65%	#	03/20/2036	2,087,277
2,922,348	Series 2006-G-2A1	0.45%	#	07/20/2036	2,260,314
1,515,921	Series 2006-H-3A1	5.99%	#	09/20/2046	1,201,302
3,340,229	Series 2007-1-TA10	5.84%	#	01/25/2037	2,163,243
4,752,632	Series 2007-3-TA1B	5.83%	#	04/25/2037	3,265,476
6,205,508	Series 2007-5-1A1	5.50%		07/25/2037	4,811,515
6,658,071	Series 2009-R14-3A	16.06%	#^ I/F	06/26/2035	7,844,964
6,107,936	Series 2009-R15A-4A2	5.75%	^	12/26/2036	4,458,793
5,042,476	Series 2010-R1-3A	13.92%	#^ I/F	07/26/2036	4,538,229

	Banc of America Large Loan,
2,478,147	Series 2006-BIX1-C	0.41%	#^	10/15/2019	2,475,015

	Banc of America Mortgage Securities,
5,633,231	Series 2004-K-4A1	5.25%	#	12/25/2034	5,152,328
22,227,389	Series 2006-1-A9	6.00%		05/25/2036	19,624,384
8,000,000	Series 2007-1-2A5	5.75%		01/25/2037	7,660,952

	BCAP LLC Trust,
9,016,727	Series 2007-AA2-2A7	6.00%		04/25/2037	6,251,933
9,761,842	Series 2007-AA2-2A8	5.75%		04/25/2037	6,647,668
18,000,000	Series 2008-RR3-A1B	6.62%	#	10/25/2036	14,272,623
14,058,764	Series 2010-RR12-3A15	7.51%	#^	08/26/2037	13,004,357
3,350,000	Series 2010-RR5-2A3	5.50%	#^	04/26/2037	3,065,250

	BCRR Trust,
10,500,000	Series 2010-LEAF-32A	4.23%	^	12/22/2032	10,492,634

	Bear Stearns Adjustable Rate Mortgage Trust,
24,403,685	Series 2006-4-4A1	5.74%	#	10/25/2046	19,128,230

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Bear Stearns Alt-A Trust,
$32,908,306	Series 2006-6-2A1	5.06%	#	11/25/2036	18,569,844

	Bear Stearns Asset Backed Securities Trust,
51,062,048	Series 2005-AC2-1A	5.25%	#	04/25/2035	46,341,668
16,615,927	Series 2005-AC2-2A1	5.25%	#	04/25/2035	15,132,706
6,587,763	Series 2006-AC1-1A1	5.75%	#	02/25/2036	4,691,726
3,634,392	Series 2007-SD1-1A2A	6.00%		10/25/2036	2,556,375
1,911,360	Series 2007-SD1-1A3A	6.50%		10/25/2036	1,412,949
11,642,881	Series 2007-SD1-23A1	5.49%	#	10/25/2036	8,182,332

	Bear Stearns Commercial Mortgage Securities, Inc.,
327,586	Series 2000-WF1-F	8.18%	#	02/15/2032	327,182
4,000,000	Series 2001-TOP2-C	6.83%	#	02/15/2035	3,985,864
1,500,000	Series 2002-TOP8-A2	4.83%		08/15/2038	1,530,047
10,000,000	Series 2004-BA5A-G	0.93%	#^	09/15/2019	9,920,400
11,000,000	Series 2004-BA5A-H	1.18%	#^	09/15/2019	10,885,650
42,492,952	Series 2004-PWR5-X2	1.03%	# I/O	07/11/2042	357,706
110,784,572	Series 2004-PWR6-X2	0.80%	# I/O	11/11/2041	881,956
92,744,349	Series 2004-T16-X2	0.94%	# I/O	02/13/2046	841,099
750,000	Series 2005-PW10-AM	5.45%	#	12/11/2040	717,522
21,647,397	Series 2005-PWR7-X2	0.36%	# I/O	02/11/2041	79,359
10,000,000	Series 2007-PW17-AM	5.92%	#	06/11/2050	9,182,115
12,815,000	Series 2007-PW17-AMFL	0.92%	#^	06/11/2050	9,098,221

	Capital Trust,
11,151,466	Series 2005-3A-A2	5.16%	^	06/25/2035	11,151,466

	CD Commercial Mortgage Trust,
4,796,103	Series 2005-CD1-A2FL	0.35%	#	07/15/2044	4,738,149
7,990,919	Series 2006-CD2-AAB	5.56%	#	01/15/2046	8,260,221
3,650,000	Series 2007-CD4-ASB	5.28%		12/11/2049	3,819,471

	Centex Home Equity,
2,750,000	Series 2004-A-AF5	4.93%	#	01/25/2034	2,728,635

	Chase Funding Mortgage Loan,
4,088,871	Series 2003-4-2M1	1.13%	#	03/25/2033	2,329,450

	Chase Mortgage Finance Corporation,
10,000,000	Series 2007-S3-1A5	6.00%		05/25/2037	8,147,065
6,235,163	Series 2007-S3-2A1	5.50%		05/25/2037	6,058,378
12,518,584	Series 2007-S5-1A18	6.00%		07/25/2037	10,209,237

	Chaseflex Trust,
2,406,557	Series 2006-1-2A2	5.94%	#	06/25/2036	2,350,771
8,751,610	Series 2006-1-A5	6.16%	#	06/25/2036	8,079,539
14,094,745	Series 2006-2-A2B	0.43%	#	09/25/2036	9,763,980
11,271,491	Series 2007-1-1A1	6.50%		02/25/2037	7,002,092
22,500,000	Series 2007-M1-2F4	6.35%	#	08/25/2037	17,226,326

	Citi Mortgage Alternative Loan Trust,
13,855,071	Series 2006-A2-A2	6.00%		05/25/2036	9,438,462
9,468,519	Series 2006-A5-3A3	6.00%		10/25/2036	6,287,693
14,743,875	Series 2007-A1-1A5	6.00%		01/25/2037	10,130,509
7,188,615	Series 2007-A1-1A7	6.00%		01/25/2037	4,939,293
18,392,993	Series 2007-A1-1A9	5.17%	# I/F I/O	01/25/2037	2,758,291
16,427,252	Series 2007-A3-1A1	6.00%	#	03/25/2037	11,328,044
37,382,192	Series 2007-A3-1A3	5.17%	# I/F I/O	03/25/2037	5,665,133
14,815,675	Series 2007-A3-1A4	5.75%		03/25/2037	10,138,574
3,906,842	Series 2007-A5-1A11	6.00%		05/25/2037	2,706,097
2,055,779	Series 2007-A8-A1	6.00%		10/25/2037	1,599,728

	Citicorp Mortgage Securities, Inc.,
34,431,293	Series 2005-1-1A4	5.50%		02/25/2035	34,125,474

	Citicorp Residential Mortgage Securities, Inc.,
6,594,000	Series 2006-2-A5	6.04%	#	09/25/2036	5,410,825

	Citigroup Commercial Mortgage Trust,
135,172,231	Series 2004-C2-XP	1.10%	#^ I/O	10/15/2041	231,685
9,304,881	Series 2006-C4-ASB	5.92%	#	03/15/2049	9,764,947
5,275,222	Series 2006-C5-AMP3	5.68%	#^	10/15/2049	4,922,668
7,000,000	Series 2009-RR1-CA4B	5.32%	#^	12/17/2049	6,497,897

	Citigroup Mortgage Loan Trust, Inc.,
6,314,723	Series 2005-5-2A2	5.75%		08/25/2035	5,031,218
2,920,764	Series 2005-9-21A1	5.50%		11/25/2035	2,304,598
7,747,813	Series 2006-FX1-A6	5.85%	#	10/25/2036	4,931,808
3,825,000	Series 2006-WF1-A2D	5.92%	#	03/25/2036	2,196,581
21,282,978	Series 2006-WF2-A2D	6.16%	#	05/25/2036	11,472,047
2,216,483	Series 2007-12-2A1	6.50%	^	10/25/2036	1,510,442

See Accompanying Notes	Semi-Annual Report	September 30, 2011	9

Schedule of Investments  DoubleLine Total Return Bond Fund  (Contd.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Citigroup Mortgage Loan Trust, Inc., (Cont.)
$2,771,127	Series 2007-2-2A	6.00%		11/25/2036	2,628,720
2,973,065	Series 2007-9-2A2	6.50%	^	05/25/2037	1,516,263
20,000,000	Series 2008-AR4-1A1B	5.20%	#^	11/25/2038	12,400,000
4,679,389	Series 2010-2-5A1	5.50%	#^	12/25/2035	4,781,816
205,000,000	Series 2010-8-5A4	12.10%	#^	11/25/2036	157,747,499
36,000,000	Series 2010-8-6A4	10.09%	#^	12/25/2036	26,820,000

	Commercial Mortgage Acceptance Corporation,
9,875,137	Series 1998-C2-F	5.44%	#^	09/15/2030	10,190,411

	Commercial Mortgage Pass-Through Certificates,
2,500,000	Series 2006-CN2A-A2FX	5.45%	^	02/05/2019	2,485,533
1,499,414	Series 2007-C9-A2	5.81%	#	12/10/2049	1,510,776

	Countrywide Alternative Loan Trust,
14,953,899	Series 2005-20CB-2A1	0.73%	#	07/25/2035	9,761,756
30,530,877	Series 2005-20CB-2A2	4.77%	# I/F I/O	07/25/2035	4,352,668
5,292,130	Series 2005-20CB-4A1	5.25%		07/25/2020	4,745,214
10,687,216	Series 2005-26CB-A11	12.62%	# I/F	07/25/2035	11,339,451
15,435,981	Series 2005-28CB-1A2	0.98%	#	08/25/2035	10,751,092
3,561,627	Series 2005-28CB-3A6	6.00%		08/25/2035	2,490,334
1,967,256	Series 2005-60T1-A7	34.21%	# I/F	12/25/2035	3,223,058
2,828,323	Series 2005-64CB-1A14	5.50%		12/25/2035	2,209,108
7,513,665	Series 2005-73CB-1A5	1.03%	#	01/25/2036	4,904,992
18,902,828	Series 2005-73CB-1A6	4.47%	# I/F I/O	01/25/2036	2,209,924
4,131,725	Series 2005-79CB-A5	5.50%		01/25/2036	2,742,922
8,871,659	Series 2005-85CB-2A6	20.77%	# I/F	02/25/2036	11,268,978
5,665,171	Series 2005-86CB-A5	5.50%		02/25/2036	3,754,408
12,099,886	Series 2005-J10-1A11	5.50%		10/25/2035	9,730,722
3,110,041	Series 2005-J10-1A13	0.93%	#	10/25/2035	1,916,979
1,917,025	Series 2005-J10-1A15	5.50%		10/25/2035	1,758,234
5,484,900	Series 2005-J11-1A3	5.50%		11/25/2035	4,979,803
3,683,449	Series 2005-J11-6A1	6.50%		09/25/2032	3,538,645
5,417,423	Series 2005-J13-2A5	0.71%	#	11/25/2035	3,552,545
10,834,845	Series 2005-J13-2A6	4.79%	# I/F I/O	11/25/2035	1,584,464
4,560,362	Series 2005-J2-1A5	0.73%	#	04/25/2035	3,148,921
14,031,883	Series 2005-J2-1A6	4.77%	# I/F I/O	04/25/2035	1,906,661
11,310,874	Series 2006-12CB-A3	5.75%	#	05/25/2036	6,550,619
5,337,364	Series 2006-15CB-A1	6.50%		06/25/2036	2,931,822
4,341,720	Series 2006-18CB-A12	0.83%	#	07/25/2036	2,172,977
4,341,720	Series 2006-18CB-A13	5.27%	# I/F I/O	07/25/2036	684,148
4,078,441	Series 2006-19CB-A15	6.00%		08/25/2036	3,291,735
6,713,875	Series 2006-24CB-A11	5.75%		06/25/2036	4,511,882
18,260,646	Series 2006-24CB-A14	6.92%	# I/F I/O	06/25/2036	3,783,683
15,757,293	Series 2006-24CB-A22	6.00%		06/25/2036	10,780,691
16,912,310	Series 2006-24CB-A5	0.83%	#	06/25/2036	9,320,839
6,434,408	Series 2006-26CB-A17	6.25%		09/25/2036	3,823,608
7,858,654	Series 2006-26CB-A9	6.50%		09/25/2036	5,221,023
17,921,523	Series 2006-29T1-1A2	6.25%		10/25/2036	12,879,867
2,286,682	Series 2006-29T1-2A12	44.63%	# I/F	10/25/2036	4,081,742
1,400,641	Series 2006-29T1-2A23	32.35%	# I/F	10/25/2036	2,248,641
15,359,877	Series 2006-30T1-1A2	6.25%		11/25/2036	11,484,188
9,713,077	Series 2006-32CB-A1	0.90%	#	11/25/2036	5,119,991
16,201,412	Series 2006-32CB-A2	5.10%	# I/F I/O	11/25/2036	2,821,641
6,464,598	Series 2006-36T2-2A1	6.25%		12/25/2036	4,126,150
5,731,099	Series 2006-39CB-1A10	6.00%		01/25/2037	3,692,647
28,022,177	Series 2006-39CB-2A2	6.32%	# I/F I/O	01/25/2037	4,472,076
9,542,874	Series 2006-39CB-2A4	0.68%	#	01/25/2037	2,163,751
10,094,433	Series 2006-40T1-1A11	6.00%		01/25/2037	6,827,698
15,235,761	Series 2006-40T1-1A4	5.22%	# I/F I/O	01/25/2037	2,475,767
10,902,769	Series 2006-45T1-1A4	0.83%	#	02/25/2037	5,233,329
10,902,769	Series 2006-45T1-1A5	5.17%	# I/F I/O	02/25/2037	1,833,726
4,814,722	Series 2006-6CB-1A4	5.50%		05/25/2036	3,485,833
30,657,053	Series 2006-J1-1A3	5.50%		02/25/2036	21,975,160
4,802,366	Series 2006-J4-2A2	6.00%		07/25/2036	3,152,244
2,866,877	Series 2007-11T1-A24	38.49%	# I/F	05/25/2037	4,792,552
29,603,243	Series 2007-17CB-1A10	28.82%	# I/F	08/25/2037	47,456,687
4,886,156	Series 2007-18CB-2A25	6.00%		08/25/2037	3,416,439
2,697,920	Series 2007-19-1A10	37.59%	# I/F	08/25/2037	4,545,421
63,879,476	Series 2007-19-2A1	6.50%		08/25/2037	36,005,794
14,045,927	Series 2007-21CB-2A2	27.46%	# I/F	09/25/2037	21,185,750
24,641,450	Series 2007-4CB-2A1	7.00%		03/25/2037	9,571,897
1,242,532	Series 2007-8CB-A12	38.79%	# I/F	05/25/2037	2,189,916
1,326,384	Series 2007-8CB-A8	38.67%	# I/F	05/25/2037	2,313,124
1,836,710	Series 2007-9T1-1A4	0.73%	#	05/25/2037	869,933
1,836,710	Series 2007-9T1-1A5	5.27%	# I/F I/O	05/25/2037	280,426
5,108,667	Series 2007-9T1-2A1	6.00%		05/25/2037	3,257,074
6,919,892	Series 2007-9T1-3A1	5.50%		05/25/2022	5,578,800

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Countrywide Asset-Backed Certificates,
$3,997,384	Series 2005-13-AF3	5.43%	#	04/25/2036	3,136,681

	Countrywide Home Loans,
11,938,335	Series 2002-32-2A6	5.00%		01/25/2018	12,286,021
49,065,053	Series 2005-23-A1	5.50%		11/25/2035	43,483,903
4,218,329	Series 2005-27-2A1	5.50%		12/25/2035	3,746,220
7,305,450	Series 2005-28-A7	5.25%		01/25/2019	6,209,103
5,696,519	Series 2005-HYB8-1A1	2.60%	#	12/20/2035	4,114,994
9,700,000	Series 2005-J4-A5	5.50%		11/25/2035	8,806,208
3,394,089	Series 2005-R1-1AF1	0.59%	#^	03/25/2035	2,769,595
3,440,262	Series 2005-R1-1AS	5.71%	#^ I/O	03/25/2035	547,510
3,000,000	Series 2007-15-1A16	6.25%		09/25/2037	2,529,494
3,783,457	Series 2007-18-1A1	6.00%		11/25/2037	3,384,482
15,767,248	Series 2007-7-A2	5.75%		06/25/2037	13,571,674
7,000,000	Series 2007-9-A11	5.75%		07/25/2037	5,973,937
3,542,264	Series 2007-J3-A1	0.73%	#	07/25/2037	2,448,184
17,711,318	Series 2007-J3-A2	5.27%	# I/F I/O	07/25/2037	2,620,664

	Credit Suisse First Boston Mortgage Backed Trust,
7,682,619	Series 2006-3-A4B	6.11%	#	11/25/2036	4,120,346
5,691,050	Series 2006-4-A6A	5.68%	#	12/25/2036	3,330,787
17,835,315	Series 2007-1-1A1A	5.90%	#	05/25/2037	9,750,014

	Credit Suisse First Boston Mortgage Securities Corporation,
7,887,000	Series 2001-CF2-F	6.56%	^	02/15/2034	7,861,529
1,235,000	Series 2001-CF2-G	6.93%	^	02/15/2034	1,230,612
384,089	Series 2001-CK3-E	7.29%	#^	06/15/2034	383,432
740,869	Series 2002-34-CB2	5.86%	#	01/25/2033	674,482
1,817,789	Series 2002-CKN2-A3	6.13%		04/15/2037	1,834,012
5,100,000	Series 2003-CPN1-A2	4.60%		03/15/2035	5,222,668
567,809	Series 2004-AR8-2A1	2.65%	#	09/25/2034	538,936
6,990,248	Series 2005-10-5A4	5.50%		11/25/2035	5,174,985
2,113,377	Series 2005-10-5A5	5.50%		11/25/2035	1,595,085
16,711,292	Series 2005-12-7A1	7.00%		01/25/2036	7,560,514
4,158,724	Series 2005-5-2A11	5.00%		07/25/2035	4,163,606
336,816,143	Series 2005-C1-ASP	0.49%	#^ I/O	02/15/2038	565,851
197,168,344	Series 2005-C2-ASP	0.70%	#^ I/O	04/15/2037	686,146
10,810,255	Series 2005-C4-A3	5.12%	#	08/15/2038	10,937,687
57,164,307	Series 2005-C4-ASP	0.40%	#^ I/O	08/15/2038	141,882

	Credit Suisse Mortgage Capital Certificates,
9,076,902	Series 2005-1R-2A5	5.75%	^	12/26/2035	7,362,888
39,164,764	Series 2006-1-2A1	6.00%		02/25/2036	27,152,148
6,780,278	Series 2006-2-3A1	6.50%		03/25/2036	4,410,378
7,821,749	Series 2006-2-5A1	0.93%	#	03/25/2036	4,172,054
43,719,979	Series 2006-2-5A2	5.07%	# I/F I/O	03/25/2036	6,685,843
24,646,672	Series 2006-2-5A4	6.00%		03/25/2036	15,558,212
10,253,081	Series 2006-4-1A8	6.00%	#	05/25/2036	6,511,496
34,758,051	Series 2006-4-4A1	7.00%		05/25/2036	14,965,896
29,249,883	Series 2006-6-1A4	6.00%		07/25/2036	17,613,665
17,865,543	Series 2006-6-3A1	7.00%		07/25/2036	6,955,887
1,268,254	Series 2006-7-3A11	6.00%		08/25/2036	1,008,546
3,499,787	Series 2006-9-2A1	5.50%		11/25/2036	3,058,620
11,800,307	Series 2006-9-4A1	6.00%		11/25/2036	10,605,059
5,425,872	Series 2006-9-6A15	38.49%	# I/F	11/25/2036	8,867,667
5,963,456	Series 2006-TF2A-SVA1	0.46%	#^	10/15/2021	5,608,217
15,948,434	Series 2007-1-1A4	6.13%	#	02/25/2037	8,515,180
41,340,738	Series 2007-1-3A1	6.00%		02/25/2022	31,511,853
6,889,665	Series 2007-2-2A1	5.00%		03/25/2037	6,636,115
11,398,958	Series 2007-5-2A5	5.00%		08/25/2037	10,491,054
1,461,744,416	Series 2007-C1-ASP	0.60%	# I/O	02/15/2040	13,285,795
5,125,847	Series 2009-1R-4A2	4.86%	#^	07/20/2035	3,242,098

	Credit-Based Asset Servicing and Securitization,
1,351,912	Series 2005-CB6-A4	5.16%	#	07/25/2035	1,225,338
9,750,000	Series 2007-MX1-A3	5.83%	#^	12/25/2036	7,491,778

	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust,
40,759,000	Series 2005-4-A5	5.50%	#	09/25/2035	30,122,409
3,626,687	Series 2005-5-1A6	34.21%	# I/F	11/25/2035	5,399,028
3,453,505	Series 2005-5-2A1	0.43%	#	11/25/2035	1,978,898
10,423,054	Series 2005-5-2A2	5.07%	# I/F I/O	11/25/2035	1,535,139
2,500,000	Series 2006-AB2-A2	6.16%	#	06/25/2036	1,461,805
5,250,629	Series 2006-AB4-A1A	6.01%	#	10/25/2036	2,914,060
5,223,216	Series 2006-AB4-A3	5.90%	#	10/25/2036	2,874,542
7,724,578	Series 2006-AB4-A3A1	5.90%	#	10/25/2036	4,251,179
2,571,316	Series 2006-AB4-A6A1	5.87%	#	10/25/2036	1,450,518
30,388,344	Series 2006-AF1-A3	0.41%	#	04/25/2036	24,622,687
8,912,869	Series 2007-1-1A2	0.39%	#	08/25/2037	8,207,772

10	DoubleLine Funds	See Accompanying Notes

(Unaudited) September 30, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Deutsche Mortgage Securities, Inc.,
$21,485,341	Series 2006-PR1-4A12	14.17%	#^ I/F	04/15/2036	24,291,863
13,099,670	Series 2006-PR1-4AI1	11.79%	#^ I/F	04/15/2036	14,090,332
997,410	Series 2006-PR1-5AI1	18.66%	#^ I/F	04/15/2036	1,189,129
8,607,529	Series 2006-PR1-5AI3	12.25%	#^ I/F	04/15/2036	8,916,797
142,471,248	Series 2006-PR1-5AI4	11.80%	#^ I/F	04/15/2036	150,351,759

	DLJ Commercial Mortgage Corporation,
1,408,253	Series 1998-CF1-B4	7.60%	#^	02/15/2031	1,430,143
4,000,000	Series 2000-CKP1-B1	7.95%	#	11/10/2033	3,995,388

	Ellington Loan Acquisition Trust,
3,422,520	Series 2007-1-A2A2	1.03%	#^	05/27/2037	3,078,519

	Extended Stay American Trust,
287,549,070	Series 2010-ESHA-XA1	3.13%	#^ I/O	01/05/2013	10,556,789
102,500,000	Series 2010-ESHA-XB1	1.17%	#^ I/O	01/05/2016	1,475,078

	First Horizon Alternative Mortgage Securities,
4,815,892	Series 2005-FA8-2A1	5.00%		11/25/2020	4,527,326
1,151,933	Series 2006-FA1-1A6	0.98%	#	04/25/2036	911,494
6,939,552	Series 2006-FA2-1A5	6.00%		05/25/2036	5,083,166
2,013,381	Series 2006-FA7-A8	6.25%		12/25/2036	1,456,388
23,971,970	Series 2006-RE1-A1	5.50%		05/25/2035	20,738,391
2,778,196	Series 2007-FA3-A4	6.00%		06/25/2037	1,706,004
2,976,218	Series 2007-FA4-1A13	6.25%		08/25/2037	1,949,964
4,316,952	Series 2007-FA4-1A5	6.25%		08/25/2037	2,828,344

	First Horizon Mortgage Pass-Through Trust,
88,617	Series 2005-2-1A6	22.96%	# I/F	05/25/2035	91,151
1,012,736	Series 2005-6-1A1	5.50%		11/25/2035	1,000,480

	First Union Commercial Mortgage Securities, Inc.,
8,000,000	Series 2000-C2-G	8.69%	#	10/15/2032	7,977,820
1,500,000	Series 2001-C1-F	6.84%		03/15/2033	1,503,892
2,500,000	Series 2001-C4-H	7.04%	#^	12/12/2033	2,497,590
3,988,000	Series 2001-C4-K	6.00%	^	12/12/2033	3,968,572

	GMAC Commercial Mortgage Securities, Inc.,
9,243,362	Series 2001-C1-D	7.03%	#	04/15/2034	9,192,265
238,309	Series 2003-C3-A3	4.65%		04/10/2040	241,054
5,961,977	Series 2004-C3-A4	4.55%		12/10/2041	5,990,711
99,757,250	Series 2004-C3-X2	0.76%	# I/O	12/10/2041	124,497

	GMAC Mortgage Corporation Loan Trust,
2,322,591	Series 2004-J2-A6	16.31%	# I/F	06/25/2034	2,479,797

	Greenwich Capital Commercial Funding Corporation,
7,936,000	Series 2004-FL2A-D	0.54%	#^	11/05/2019	7,775,074
6,500,000	Series 2004-FL2A-G	0.71%	#^	11/05/2019	6,172,589

	GS Mortgage Securities Corporation,
3,106,224	Series 2008-2R-1A1	7.50%	#^	09/25/2036	2,453,917

	GS Mortgage Securities Corporation II,
226,267,001	Series 2006-GG6-XC	0.14%	#^ I/O	04/10/2038	395,967
36,506,513	Series 2011-GC3-X	1.34%	#^ I/O	03/10/2044	2,166,260

	GSAA Home Equity Trust,
2,113,958	Series 2005-12-AF3	5.07%	#	09/25/2035	1,968,390
9,499,666	Series 2005-7-AF2	4.48%	#	05/25/2035	9,103,886
45,361,000	Series 2005-7-AF3	4.75%	#	05/25/2035	36,302,885
16,191,976	Series 2006-10-AF3	5.98%	#	06/25/2036	9,050,124
11,588,875	Series 2006-10-AF4	6.30%	#	06/25/2036	6,478,413
22,981,565	Series 2006-15-AF4	5.96%	#	09/25/2036	12,752,631
3,740,640	Series 2006-18-AF3A	5.77%	#	11/25/2036	2,390,587
7,721,546	Series 2006-18-AF6	5.68%	#	11/25/2036	4,281,323
3,709,863	Series 2006-4-4A1	0.33%	#	03/25/2036	3,428,077
16,834,829	Series 2007-10-A1A	6.00%		11/25/2037	14,369,982
7,938,906	Series 2007-10-A2A	6.50%		11/25/2037	5,616,696

	GSMPS Mortgage Loan Trust,
28,233,769	Series 2005-RP2-1AF	0.58%	#^	03/25/2035	22,922,094
28,233,769	Series 2005-RP2-1AS	5.36%	#^ I/O	03/25/2035	4,239,828
15,418,355	Series 2005-RP3-1AF	0.58%	#^	09/25/2035	12,482,507
15,418,355	Series 2005-RP3-1AS	5.20%	#^ I/O	09/25/2035	2,838,559

	GSR Mortgage Loan Trust,
12,540,279	Series 2005-1F-3A3	6.00%		01/25/2035	12,304,541
1,042,630	Series 2005-6F-3A16	5.50%		07/25/2035	1,040,199
2,688,337	Series 2005-6F-3A5	6.00%		07/25/2035	2,670,395
32,575,676	Series 2005-6F-3A9	6.67%	# I/F I/O	07/25/2035	6,501,567

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	GSR Mortgage Loan Trust, (Cont.)
$3,364,341	Series 2005-6F-4A1	0.73%	#	07/25/2035	2,856,426
3,371,735	Series 2005-7F-3A1	0.73%	#	09/25/2035	2,861,111
9,662,940	Series 2005-8F-4A1	6.00%		11/25/2035	7,981,516
18,632,308	Series 2006-1F-1A2	5.50%		02/25/2036	18,536,958
4,163,461	Series 2006-2F-2A3	5.75%		02/25/2036	3,548,016
1,166,654	Series 2006-9F-8A1	5.50%		08/25/2021	1,086,907

	Gulf Stream Compass Ltd.,
1,425,488	Series 2002-1A-A	0.93%	#^	12/19/2014	1,400,542

	Harborview Mortgage Loan Trust,
6,768,111	Series 2005-14-3A1A	2.82%	#	12/19/2035	4,583,074

	Home Equity Asset Trust,
2,905,958	Series 2003-3-M1	1.52%	#	08/25/2033	2,197,978
5,830,005	Series 2004-7-M2	1.22%	#	01/25/2035	4,936,982

	Homebanc Mortgage Trust,
3,816,063	Series 2005-1-M2	0.72%	#	03/25/2035	2,418,636
8,231,754	Series 2006-1-3A1	5.70%	#	04/25/2037	6,373,769

	HSI Asset Loan Obligation,
7,214,611	Series 2006-2-2A1	5.50%		12/25/2021	6,593,134

	IMPAC Trust,
2,762,144	Series 2002-9F-A1	5.22%	#	12/25/2032	2,796,152

	Indymac Mortgage Loan Trust,
1,489,070	Series 2007-F2-1A2	6.00%		07/25/2037	1,141,119
42,365,696	Series 2007-F2-2A1	6.50%		07/25/2037	20,818,482

	Jefferies & Company Research Trust,
13,182,514	Series 2010-R1-1A1	6.00%	#^	03/26/2037	13,884,127
3,020,632	Series 2010-R6-1A2	6.00%	^	09/26/2037	3,017,510

	JP Morgan Alternative Loan Trust,
15,680,832	Series 2005-S1-2A11	6.00%		12/25/2035	12,845,275
10,271,536	Series 2005-S1-2A9	6.00%		12/25/2035	8,367,645
557,015	Series 2006-A6-1A2	0.30%	#	11/25/2036	542,722
10,072,939	Series 2006-S1-1A8	5.75%		03/25/2036	7,268,748
6,500,000	Series 2006-S2-A4	6.19%	#	05/25/2036	3,319,696
14,745,000	Series 2006-S4-A3A	5.78%	#	12/25/2036	12,605,464

	JP Morgan Chase Commercial Mortgage Securities Corporation,
6,000,000	Series 2001-C1-F	7.07%	#^	10/12/2035	5,992,407
5,000,000	Series 2001-CIB2-C	6.74%	#	04/15/2035	4,987,758
4,819,689	Series 2001-CIBC-E	7.18%	#	03/15/2033	4,810,090
10,000,000	Series 2001-CIBC-F	7.65%	#	03/15/2033	9,964,870
1,125,000	Series 2004-C3-A4	4.66%		01/15/2042	1,131,199
29,447,000	Series 2004-CBX-A5	4.65%		01/12/2037	29,969,331
26,553,444	Series 2004-CBX-X1	0.42%	#^ I/O	01/12/2037	473,368
268,446,470	Series 2005-LDP3-X2	0.30%	# I/O	08/15/2042	517,296
131,365,298	Series 2005-LDP4-X1	0.15%	#^ I/O	10/15/2042	968,819
317,841,349	Series 2006-CB14-X2	0.16%	# I/O	12/12/2044	370,921
102,593,384	Series 2006-CB16-X2	0.70%	# I/O	05/12/2045	986,435
10,000,000	Series 2007-C1-ASB	5.86%		02/15/2051	10,696,690
191,221,897	Series 2007-CB18-X	0.43%	# I/O	06/12/2047	2,586,085
5,000,000	Series 2011-CCHP-A	2.60%	#^	07/15/2028	4,929,170
5,000,000	Series 2011-CCHP-B	3.50%	#^	07/15/2028	4,943,595

	JP Morgan Commercial Mortgage Finance Corporation,
623,882	Series 1997-C5-F	7.56%		09/15/2029	638,919

	JP Morgan Mortgage Acquisition Corporation,
16,000,000	Series 2006-CH2-AF3	5.46%	#	10/25/2036	8,507,416
6,575,031	Series 2006-WF1-A5	6.41%	#	07/25/2036	3,466,504

	JP Morgan Mortgage Trust,
840,806	Series 2003-A1-4A2	4.50%	#	10/25/2033	827,034
6,091,659	Series 2005-S2-2A13	5.50%		09/25/2035	5,605,267
6,385,011	Series 2006-S2-3A3	6.00%		07/25/2036	5,430,525
23,824,048	Series 2006-S4-A8	0.61%	#	01/25/2037	15,226,401
23,824,048	Series 2006-S4-A9	6.39%	# I/F I/O	01/25/2037	4,453,332
8,279,425	Series 2007-A2-2A1	4.64%	#	04/25/2037	6,356,889
4,000,000	Series 2007-S3-1A9	6.00%		08/25/2037	3,340,962
21,881,883	Series 2007-S3-2A2	5.50%		08/25/2022	20,859,748

	JP Morgan Research Trust,
27,546,803	Series 2010-1-1A4	6.00%	^	02/26/2037	14,030,096
20,452,000	Series 2010-2-3A9	6.00%	^	07/26/2036	9,946,278
10,865,888	Series 2010-8-2A3	4.50%	#^	11/26/2034	10,951,728

See Accompanying Notes	Semi-Annual Report	September 30, 2011	11

Schedule of Investments  DoubleLine Total Return Bond Fund  (Contd.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	LB-UBS Commercial Mortgage Trust,
$54,376,003	Series 2005-C1-XCP	0.87%	# I/O	02/15/2040	124,032
120,192,562	Series 2005-C2-XCP	0.47%	# I/O	04/15/2040	240,145
53,494,286	Series 2005-C5-XCP	0.61%	# I/O	09/15/2040	233,931
193,498,750	Series 2006-C7-XCL	0.38%	#^ I/O	11/15/2038	2,729,784

	Lehman Mortgage Trust,
9,680,594	Series 2005-2-3A5	5.50%		12/25/2035	7,331,307
3,359,080	Series 2005-3-2A3	5.50%		01/25/2036	3,105,243
5,059,021	Series 2006-1-1A1	0.98%	#	02/25/2036	2,751,462
15,177,062	Series 2006-1-1A2	4.52%	# I/F I/O	02/25/2036	2,205,359
6,961,474	Series 2006-1-3A4	5.50%		02/25/2036	6,084,015
11,806,685	Series 2006-4-1A3	5.17%	# I/F I/O	08/25/2036	1,865,775
7,504,073	Series 2006-4-1A4	6.00%		08/25/2036	5,071,864
15,642,819	Series 2006-5-2A1	0.58%	#	09/25/2036	5,914,925
32,583,821	Series 2006-5-2A2	6.92%	# I/F I/O	09/25/2036	7,868,990
30,677,430	Series 2006-6-3A9	5.50%		10/25/2036	19,497,853
7,659,003	Series 2006-7-2A2	0.68%	#	11/25/2036	3,227,113
22,556,502	Series 2006-7-2A5	6.32%	# I/F I/O	11/25/2036	4,819,652
8,084,174	Series 2006-9-1A19	29.60%	# I/F	01/25/2037	12,151,343
8,860,805	Series 2006-9-1A5	0.83%	#	01/25/2037	4,331,356
26,422,580	Series 2006-9-1A6	4.92%	# I/F I/O	01/25/2037	3,634,296
9,962,404	Series 2006-9-2A1	0.61%	#	01/25/2037	3,769,345
22,622,501	Series 2006-9-2A2	6.39%	# I/F I/O	01/25/2037	3,943,392
25,956,075	Series 2007-10-2A1	6.50%		01/25/2038	21,701,900
7,213,667	Series 2007-2-1A1	5.75%		02/25/2037	5,114,270
6,698,842	Series 2007-4-2A11	0.56%	#	05/25/2037	2,365,529
22,513,481	Series 2007-4-2A8	6.44%	# I/F I/O	05/25/2037	5,570,549
2,725,927	Series 2007-4-2A9	0.56%	#	05/25/2037	1,075,145
35,033,014	Series 2007-5-11A1	6.04%	#	06/25/2037	22,002,397
5,313,152	Series 2007-5-4A3	38.67%	# I/F	08/25/2036	9,234,033
1,828,101	Series 2007-5-7A3	7.50%		10/25/2036	1,772,892
1,888,692	Series 2007-6-1A8	6.00%		07/25/2037	1,471,032

	Lehman XS Trust,
4,109,296	Series 2005-10-2A3B	5.55%	#	01/25/2036	3,046,564
16,500,000	Series 2005-4-2A3A	5.00%	#	10/25/2035	10,634,696
6,890,241	Series 2006-5-2A4A	5.89%	#	04/25/2036	5,854,538

	Marathon Financing B.V.,
864,112	Series 2006-1A-A1	0.62%	#^	10/05/2026	854,348

	MASTR Adjustable Rate Mortgages Trust,
8,345,139	Series 2005-2-2A1	2.38%	#	03/25/2035	4,776,320

	MASTR Alternative Loans Trust,
4,234,060	Series 2005-2-3A1	6.00%		03/25/2035	4,251,557
3,234,235	Series 2005-5-2A3	5.50%		07/25/2025	3,152,180
11,554,771	Series 2005-6-1A5	5.50%		12/25/2035	9,235,509
5,945,950	Series 2006-3-1A2	6.25%		07/25/2036	4,607,529
15,000,000	Series 2007-1-1A5	5.75%		10/25/2036	12,425,993
14,124,672	Series 2007-1-2A7	6.00%		10/25/2036	11,758,719

	MASTR Asset Backed Securities Trust,
4,975,000	Series 2003-OPT1-M3	4.36%	#	12/25/2032	3,465,737

	MASTR Asset Securitization Trust,
1,286,318	Series 2003-1-30B2	5.75%		02/25/2033	1,284,745
1,615,505	Series 2007-1-1A1	5.50%		11/25/2037	1,431,138
13,297,702	Series 2007-1-1A3	6.25%		11/25/2037	11,715,156

	MASTR Seasoned Securitization Trust,
1,424,173	Series 2005-2-1A4	6.00%		10/25/2032	1,266,063
4,298,289	Series 2005-2-2A1	0.63%	#	10/25/2032	3,673,999

	Merrill Lynch Mortgage Trust,
340,566,884	Series 2004-BPC1-XP	0.93%	#^ I/O	10/12/2041	1,806,367
354,656,792	Series 2005-MCP1-XP	0.83%	# I/O	06/12/2043	3,834,549

	ML-CFC Commercial Mortgage Trust,
7,172,395	Series 2006-4-A2FL	0.35%	#	12/12/2049	7,090,236

	Morgan Stanley Capital, Inc.,
1,485,000	Series 1999-LIFE-G	7.05%	#^	04/15/2033	1,480,128
2,000,000	Series 2002-HQ-F	7.13%	#^	04/15/2034	2,016,558
1,993,611	Series 2003-NC6-M2	3.16%	#	06/25/2033	1,699,382
176,337,301	Series 2004-HQ4-X2	0.51%	#^ I/O	04/14/2040	711,697
3,195,066	Series 2004-IQ8-A4	4.90%		06/15/2040	3,225,753
4,482,794	Series 2005-IQ10-AAB	5.18%	#	09/15/2042	4,638,652
184,920,380	Series 2005-IQ9-X2	1.21%	#^ I/O	07/15/2056	728,401
1,359,167	Series 2005-RR6-A2FL	0.45%	#^	05/24/2043	1,277,617

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Morgan Stanley Capital, Inc., (Cont.)
$9,066,176	Series 2007-HQ12-A2FL	0.48%	#	04/12/2049	8,585,868
18,132,352	Series 2007-HQ12-A2FX	5.77%	#	04/12/2049	18,459,097
562,871,074	Series 2007-IQ16-X2	0.38%	#^ I/O	12/12/2049	4,616,669

	Morgan Stanley Mortgage Loan Trust,
5,307,387	Series 2005-10-1A1	0.93%	#	12/25/2035	3,628,831
2,469,590	Series 2005-6AR-1A1	0.51%	#	11/25/2035	1,998,391
8,155,901	Series 2006-11-1A6	6.23%	#	08/25/2036	3,892,110
23,985,905	Series 2006-11-2A1	6.00%		08/25/2036	17,153,028
12,415,016	Series 2006-17XS-A3A	5.65%	#	10/25/2046	7,433,659
3,717,018	Series 2006-17XS-A6	5.58%	#	10/25/2046	1,897,853
1,852,742	Series 2006-2-2A3	5.75%		02/25/2036	1,542,524
6,557,811	Series 2006-7-4A4	6.00%		06/25/2036	4,886,736
6,999,306	Series 2006-7-4A7	6.00%		06/25/2036	5,031,497
9,108,670	Series 2007-13-6A1	6.00%		10/25/2037	6,408,892
5,665,386	Series 2007-1XS-2A3	5.92%	#	09/25/2046	2,990,358
4,293,235	Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,664,523
3,701,463	Series 2007-3XS-1A2A	5.62%	#	01/25/2047	3,100,366
12,906,110	Series 2007-3XS-2A3S	5.86%	#	01/25/2047	7,213,541
7,548,857	Series 2007-3XS-2A4S	5.96%	#	01/25/2047	4,256,555

	Morgan Stanley Re-Remic Trust,
6,757,312	Series 2010-R9-1A	4.00%	#^	08/26/2036	6,918,305
8,965,188	Series 2010-R9-1B	7.54%	#^	08/26/2036	4,572,246
11,150,198	Series 2011-R1-1A	5.94%	#^	02/26/2037	9,951,552

	Multi Security Asset Trust,
6,230,495	Series 2005-RR4A-A3	5.00%	^	11/28/2035	6,105,886

	New York Mortgage Trust,
2,151,903	Series 2005-2-A	0.56%	#	08/25/2035	1,906,584

	Nomura Asset Acceptance Corporation,
2,889,998	Series 2005-AP1-2A5	4.86%	#	02/25/2035	2,650,514
22,492,166	Series 2006-AF1-1A2	6.16%	#	05/25/2036	11,478,821
4,570,810	Series 2006-AF1-1A3	6.41%	#	05/25/2036	2,275,731
23,485,653	Series 2006-AP1-A2	5.52%	#	01/25/2036	15,288,902
5,000,000	Series 2006-AP1-A3	5.65%	#	01/25/2036	2,938,068
2,540,472	Series 2006-WF1-A2	5.76%	#	06/25/2036	1,370,009

	Nomura Asset Securities Corporation,
15,331,000	Series 1998-D6-A2	7.31%	#	03/15/2030	16,277,651
4,115,000	Series 1998-D6-A3	7.52%	#	03/15/2030	4,409,148

	Nomura Home Equity Loan, Inc.,
23,744,113	Series 2006-AF1-A2	5.80%	#	10/25/2036	9,768,186
4,429,947	Series 2007-1-1A1	6.06%	#	02/25/2037	1,965,822
18,142,887	Series 2007-1-1A3	5.99%	#	02/25/2037	7,999,525

	Option One Mortgage Loan Trust,
1,483,013	Series 2002-2-A	0.77%	#	06/25/2032	1,162,665
6,079,618	Series 2004-3-M3	0.88%	#	11/25/2034	4,698,787

	PHH Alternative Mortgage Trust,
2,612,536	Series 2007-2-3A1	6.00%		05/25/2037	2,121,566
52,723,936	Series 2007-3-A2	0.42%	#	07/25/2037	35,808,727

	Popular ABS Mortgage Pass-Thru Trust,
1,547,798	Series 2005-5-AF6	5.33%	#	11/25/2035	1,260,303

	Prime Mortgage Trust,
6,428,026	Series 2006-1-2A5	6.00%		06/25/2036	5,799,548
6,023,989	Series 2006-DR1-2A1	5.50%	^	05/25/2035	5,214,016

	Prudential Commercial Mortgage Trust,
2,032,647	Series 2003-PWR1-A1	3.67%		02/11/2036	2,043,641

	Prudential Mortgage Capital Funding, LLC,
1,454,125	Series 2001-ROCK-F	8.12%	#^	05/10/2034	1,451,708

	RBSGC Structured Trust,
75,752,388	Series 2008-B-A1	6.00%	^	06/25/2037	60,411,734

	Renaissance Home Equity Loan Trust,
1,994,294	Series 2006-1-AF6	5.75%	#	05/25/2036	1,164,251
11,300,000	Series 2006-4-AF4	5.47%	#	01/25/2037	4,953,734
22,252,000	Series 2006-4-AF5	5.69%	#	01/25/2037	10,092,940
18,490,000	Series 2007-2-AF2	5.68%	#	06/25/2037	8,007,724
10,000,000	Series 2007-2-AF5	6.20%	#	06/25/2037	4,724,065

	Residential Accredit Loans, Inc.,
18,520,039	Series 2004-QS15-A1	5.25%		11/25/2034	17,044,242
1,437,869	Series 2005-QS12-A11	48.57%	# I/F	08/25/2035	2,672,269

12	DoubleLine Funds	See Accompanying Notes

(Unaudited) September 30, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Residential Accredit Loans, Inc., (Cont.)
$6,818,838	Series 2005-QS13-1A6	5.50%		09/25/2035	4,803,548
11,485,678	Series 2005-QS13-2A1	0.93%	#	09/25/2035	6,397,477
47,091,279	Series 2005-QS13-2A2	4.82%	# I/F I/O	09/25/2035	7,644,172
21,149,338	Series 2005-QS14-2A1	6.00%		09/25/2035	14,771,914
10,751,815	Series 2005-QS15-2A	6.00%		10/25/2035	6,272,674
11,193,440	Series 2005-QS15-3A	6.00%		10/25/2035	7,955,642
12,069,327	Series 2005-QS16-A1	0.93%	#	11/25/2035	7,361,300
12,069,088	Series 2005-QS16-A2	4.57%	# I/F I/O	11/25/2035	1,747,301
5,430,523	Series 2005-QS17-A1	6.00%		12/25/2035	4,073,129
3,990,538	Series 2005-QS17-A10	6.00%		12/25/2035	2,783,700
16,690,162	Series 2005-QS17-A11	6.00%		12/25/2035	11,642,640
11,862,841	Series 2005-QS17-A2	1.08%	#	12/25/2035	6,375,886
11,862,841	Series 2005-QS17-A4	4.92%	# I/F I/O	12/25/2035	1,845,597
9,545,209	Series 2005-QS17-A6	6.00%		12/25/2035	6,658,499
7,504,620	Series 2005-QS1-A5	5.50%		01/25/2035	6,942,775
4,885,772	Series 2005-QS9-A1	0.73%	#	06/25/2035	3,645,997
12,214,429	Series 2005-QS9-A4	4.77%	# I/F I/O	06/25/2035	1,727,067
4,503,583	Series 2006-QS10-A4	5.75%		08/25/2036	2,872,932
5,036,137	Series 2006-QS12-1A1	6.50%		09/25/2036	3,016,825
11,355,294	Series 2006-QS12-2A18	5.75%		09/25/2036	6,625,019
9,626,853	Series 2006-QS15-A1	6.50%		10/25/2036	5,949,400
3,568,877	Series 2006-QS16-A10	6.00%		11/25/2036	2,218,571
12,690,359	Series 2006-QS16-A11	6.00%		11/25/2036	7,889,063
3,704,458	Series 2006-QS16-A7	6.00%		11/25/2036	2,302,854
4,003,104	Series 2006-QS16-A8	6.00%		11/25/2036	2,488,517
1,584,103	Series 2006-QS16-A9	6.00%		11/25/2036	984,748
9,102,092	Series 2006-QS17-A4	6.00%		12/25/2036	5,766,512
4,970,134	Series 2006-QS1-A6	41.06%	# I/F	01/25/2036	8,274,531
7,136,444	Series 2006-QS4-A8	1.32%	# I/F	04/25/2036	5,522,760
21,990,895	Series 2006-QS5-A3	6.00%		05/25/2036	14,718,078
27,770,474	Series 2006-QS8-A1	6.00%		08/25/2036	17,865,871
48,158,057	Series 2006-QS8-A5	5.32%	# I/F I/O	08/25/2036	7,050,518
16,735,770	Series 2006-QS9-1A6	5.07%	# I/F I/O	07/25/2036	2,630,085
47,486,144	Series 2007-QS1-1A2	5.22%	# I/F I/O	01/25/2037	8,429,489
4,992,480	Series 2007-QS1-1A4	6.00%		01/25/2037	3,109,391
12,714,356	Series 2007-QS1-2A10	6.00%		01/25/2037	8,129,108
2,130,436	Series 2007-QS2-A6	6.25%		01/25/2037	1,359,135
12,613,306	Series 2007-QS3-A4	6.25%		02/25/2037	7,800,125
9,965,636	Series 2007-QS5-A1	5.50%		03/25/2037	5,953,312
4,111,231	Series 2007-QS5-A5	0.53%	#	03/25/2037	1,336,689
13,654,338	Series 2007-QS5-A8	6.47%	# I/F I/O	03/25/2037	3,174,224
3,634,780	Series 2007-QS6-A13	53.05%	# I/F	04/25/2037	7,547,473
16,187,398	Series 2007-QS6-A45	5.75%		04/25/2037	9,753,449
25,797,710	Series 2007-QS6-A6	6.25%		04/25/2037	16,218,440
1,781,766	Series 2007-QS6-A77	53.88%	# I/F	04/25/2037	3,788,734
17,353,068	Series 2007-QS7-2A1	6.75%		06/25/2037	9,863,510
14,451,396	Series 2007-QS9-A33	6.50%		07/25/2037	8,973,775

	Residential Asset Mortgage Products, Inc.,
1,373,875	Series 2004-RS4-AI6	5.07%	#	04/25/2034	1,280,275
6,950,142	Series 2004-RS5-AI6	5.55%	#	05/25/2034	5,491,759
14,660,381	Series 2004-RS7-AI6	5.22%	#	07/25/2034	12,762,060
1,926,882	Series 2004-RS8-AI4	5.06%	#	06/25/2032	1,873,222
1,927,817	Series 2004-RS9-AI4	4.77%	#	10/25/2032	1,629,881
3,005,614	Series 2004-RS9-AI6	4.72%	#	07/25/2034	2,379,109
4,363,465	Series 2004-RZ2-AI4	5.35%	#	02/25/2033	3,338,055
7,550,000	Series 2005-RS1-AI5	5.41%	#	01/25/2035	5,561,258

	Residential Asset Securities Corporation,
1,073,870	Series 2002-KS1-AI6	6.08%	#	06/25/2032	893,505
4,243,269	Series 2003-KS11-MI1	5.13%	#	01/25/2034	3,317,368
3,225,928	Series 2006-KS4-A3	0.38%	#	06/25/2036	2,824,334

	Residential Asset Securitization Trust,
11,391,040	Series 2005-A11-2A4	6.00%		10/25/2035	6,102,607
11,080,481	Series 2005-A12-A7	4.77%	# I/F I/O	11/25/2035	1,480,113
8,407,406	Series 2005-A12-A8	0.78%	#	11/25/2035	5,911,499
9,194,789	Series 2005-A15-5A3	5.75%		02/25/2036	6,218,735
7,220,870	Series 2005-A7-A3	5.50%		06/25/2035	6,338,426
12,118,999	Series 2005-A8CB-A11	6.00%		07/25/2035	10,412,771
14,570,285	Series 2005-A8CB-A2	4.77%	# I/F I/O	07/25/2035	1,529,498
11,237,215	Series 2006-A10-A5	6.50%		09/25/2036	7,345,953
2,120,818	Series 2006-A1-1A3	6.00%		04/25/2036	1,588,321
15,691,389	Series 2006-A12-A1	6.25%		11/25/2036	10,518,801
30,869,902	Series 2006-A1-3A2	6.00%		04/25/2036	22,106,461
25,507,081	Series 2006-A14C-2A6	0.68%	#	12/25/2036	8,080,937

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Residential Asset Securitization Trust, (Cont.)
$56,290,302	Series 2006-A14C-2A7	6.32%	# I/F I/O	12/25/2036	14,224,655
15,650,967	Series 2006-A2-A11	6.00%		01/25/2046	11,187,155
2,227,165	Series 2006-A4-2A5	6.00%		05/25/2036	1,468,856
4,304,028	Series 2006-A8-1A1	6.00%		08/25/2036	3,264,095
12,934,021	Series 2006-R1-A1	27.46%	# I/F	01/25/2046	18,111,069
2,141,892	Series 2007-A3-1A2	44.59%	# I/F	04/25/2037	3,874,847
36,552,140	Series 2007-A5-1A4	5.87%	# I/F I/O	05/25/2037	8,319,698
9,439,921	Series 2007-A5-1A6	0.63%	#	05/25/2037	2,496,670
4,771,995	Series 2007-A5-2A3	6.00%		05/25/2037	3,781,302
9,323,781	Series 2007-A5-2A5	6.00%		05/25/2037	7,388,113
17,816,566	Series 2007-A7-A1	6.00%		07/25/2037	13,484,263

	Residential Funding Mortgage Securities Trust,
30,242,909	Series 2005-S9-A6	5.75%		12/25/2035	28,729,312
2,443,365	Series 2005-S9-A8	5.50%		12/25/2035	2,298,615
876,500	Series 2006-S5-A15	6.00%		06/25/2036	704,787
17,853,555	Series 2007-S1-A7	6.00%		01/25/2037	15,171,022
4,688,000	Series 2007-S2-A9	6.00%		02/25/2037	3,823,901
13,188,342	Series 2007-S3-1A4	6.00%		03/25/2037	10,676,240
4,350,206	Series 2007-S4-A1	6.00%		04/25/2037	3,609,033
18,647,154	Series 2007-SA1-4A	5.90%	#	02/25/2037	14,637,028

	Salomon Brothers Mortgage Securities,
3,000,000	Series 2000-C3-F	7.60%	#	12/18/2033	2,986,767

	Sequoia Mortgage Trust,
685,343	Series 2003-4-2A1	0.58%	#	07/20/2033	575,595

	Soundview Home Equity Loan Trust,
5,500,749	Series 2007-1-2A1	0.32%	#	03/25/2037	5,238,132

	Structured Asset Securities Corporation,
20,479,456	Series 2002-BC7-M1	1.43%	#	10/25/2032	12,872,997
1,268,583	Series 2003-18XS-A6	4.04%	#	06/25/2033	1,281,405
36,323,811	Series 2004-22-A2	4.86%	#	01/25/2035	35,950,475
57,323,178	Series 2005-10-1A1	5.75%		06/25/2035	50,157,781
8,997,860	Series 2005-14-1A1	0.53%	#	07/25/2035	8,020,976
3,206,082	Series 2005-14-1A4	23.48%	# I/F	07/25/2035	3,750,425
9,249,422	Series 2005-15-1A1	5.50%		08/25/2035	8,701,556

	Suntrust Alternative Loan Trust,
2,331,176	Series 2005-1F-2A3	5.75%		12/25/2035	1,750,087
4,638,402	Series 2006-1F-1A3	6.00%		04/25/2036	2,817,289

	Thornburg Mortgage Securities Trust,
2,999,901	Series 2003-6-A2	1.23%	#	12/25/2033	2,270,720

	TIAA Real Estate CDO,
10,000,000	Series 2002-1A-IIFL	1.55%	#^	05/22/2037	9,100,000

	Wachovia Bank Commercial Mortgage Trust,
3,346,351	Series 2006-C23-APB	5.45%		01/15/2045	3,370,522

	Washington Mutual Mortgage Pass-Through Certificates,
13,619,889	Series 2005-1-2A	6.00%		03/25/2035	11,056,544
7,852,713	Series 2005-4-5A1	5.50%		06/25/2035	6,885,098
2,518,380	Series 2005-5-CB12	48.02%	# I/F	07/25/2035	4,809,441
8,155,133	Series 2005-5-CB6	0.83%	#	07/25/2035	4,884,815
7,345,108	Series 2005-6-2A7	5.50%		08/25/2035	6,636,371
2,854,330	Series 2005-7-3CB	6.50%		08/25/2035	2,029,213
8,777,493	Series 2005-9-CX	5.50%	I/O	11/25/2035	1,514,644
14,238,973	Series 2006-1-3A1	5.75%		02/25/2036	10,839,418
7,001,954	Series 2006-1-3A2	5.75%		02/25/2036	5,677,258
6,248,564	Series 2006-1-3A7	5.75%		02/25/2036	4,523,114
6,725,275	Series 2006-5-1A8	5.75%		07/25/2036	4,440,601
12,490,996	Series 2006-5-2CB1	6.00%		07/25/2036	7,466,355
22,688,905	Series 2006-5-2CB6	6.00%		07/25/2036	12,494,394
10,120,939	Series 2006-5-3A5	6.45%	#	07/25/2036	5,340,860
7,233,081	Series 2006-9-A7	5.93%	#	10/25/2036	4,290,219
1,658,025	Series 2007-4-1A4	6.00%		06/25/2037	102,990
1,260,786	Series 2007-5-A11	38.07%	# I/F	06/25/2037	2,171,698

	Wells Fargo Alternative Loan Trust,
5,918,746	Series 2007-PA1-A10	6.00%		03/25/2037	4,271,533
22,407,262	Series 2007-PA1-A5	6.00%		03/25/2037	16,171,220
2,652,410	Series 2007-PA3-1A4	5.75%		07/25/2037	1,930,331
26,813,101	Series 2007-PA3-4A3	6.50%		07/25/2037	17,742,765

	Wells Fargo Mortgage Backed Securities Trust,
2,170,718	Series 2005-4-A7	22.96%	# I/F	04/25/2035	2,517,174
7,772,561	Series 2005-AR16-6A4	2.72%	#	10/25/2035	3,237,007

See Accompanying Notes	Semi-Annual Report	September 30, 2011	13

Schedule of Investments  DoubleLine Total Return Bond Fund  (Contd.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Wells Fargo Mortgage Backed Securities Trust, (Cont.)
$357,161	Series 2006-2-1A4	18.74%	# I/F	03/25/2036	416,533
6,614,198	Series 2006-2-3A1	5.75%		03/25/2036	6,467,320
5,291,197	Series 2006-3-A6	5.50%		03/25/2036	4,639,618
1,114,125	Series 2006-4-2A2	5.50%		04/25/2036	1,075,973
16,959,696	Series 2006-6-2A1	0.63%	#	05/25/2036	11,532,593
16,959,696	Series 2006-6-2A2	6.87%	# I/F I/O	05/25/2036	3,347,315
6,761,630	Series 2006-9-2A1	0.00%	P/O	08/25/2036	5,817,700
6,761,630	Series 2006-9-2A2	6.00%	I/O	08/25/2036	1,059,556
22,743,396	Series 2006-AR4-2A1	5.62%	#	04/25/2036	20,515,123
7,092,846	Series 2007-10-1A18	6.00%		07/25/2037	6,567,554
12,093,000	Series 2007-10-2A11	6.00%		07/25/2037	10,926,177
11,833,489	Series 2007-11-A96	6.00%		08/25/2037	10,843,399
5,203,028	Series 2007-2-1A18	5.75%		03/25/2037	4,458,961
6,041,553	Series 2007-2-3A2	5.25%		03/25/2037	5,781,096
8,957,703	Series 2007-5-1A6	23.52%	# I/F	05/25/2037	11,645,014
2,422,000	Series 2007-7-A32	5.75%		06/25/2037	2,166,698
10,000,000	Series 2007-7-A36	6.00%		06/25/2037	9,077,625
20,000,000	Series 2007-7-A49	6.00%		06/25/2037	17,972,170
5,212,591	Series 2007-8-1A14	38.37%	# I/F	07/25/2037	9,121,283
5,650,000	Series 2007-8-2A2	6.00%		07/25/2037	5,354,703
164,867,862	Series 2007-AR9-A1	6.00%	#	12/28/2037	150,665,814

	WF-RBS Commercial Mortgage Trust,
91,562,514	Series 2011-C4-XA	1.07%	#^ I/O	06/15/2044	3,913,611

	Total Non-Agency Collateralized Mortgage Obligations (Cost $4,652,500,569)				4,509,711,859

US GOVERNMENT/AGENCY MORTGAGE BACKED SECURITIES 45.2%

	Federal Home Loan Mortgage Corporation,
59,477,283	Pool #C03490	4.50%		08/01/2040	63,026,092
173,230,608	Pool #G01840	5.00%		07/01/2035	186,766,054
56,044,561	Pool #G04817	5.00%		09/01/2038	60,187,189
139,840,254	Pool #G06172	5.50%		12/01/2038	151,800,958
1,434,689	Pool #U60299	4.00%		11/01/2040	1,504,033
13,758,437	Series 2519-ZD	5.50%		11/15/2032	15,047,915
4,565,698	Series 2596-ZL	5.00%		04/15/2033	5,192,002
2,455,562	Series 2684-ZN	4.00%		10/15/2033	2,634,484
12,701,269	Series 2750-ZT	5.00%		02/15/2034	14,407,573
11,113,595	Series 2825-PZ	5.50%		07/15/2034	13,319,166
53,494,522	Series 2932-Z	5.00%		02/15/2035	60,938,627
8,172,310	Series 2990-JL	6.42%	# I/F I/O	03/15/2035	921,839
25,839,965	Series 3002-SN	6.27%	# I/F I/O	07/15/2035	4,702,768
882,214	Series 3014-SJ	10.93%	# I/F	08/15/2035	904,708
18,108,634	Series 3030-SL	5.87%	# I/F I/O	09/15/2035	2,426,934
5,106,197	Series 3045-DI	6.50%	# I/F I/O	10/15/2035	944,653
23,094,514	Series 3116-Z	5.50%		02/15/2036	26,518,181
5,972,770	Series 3117-ZN	4.50%		02/15/2036	6,574,628
7,134,077	Series 3174-PZ	5.00%		01/15/2036	7,905,904
3,882,227	Series 3187-JZ	5.00%		07/15/2036	4,421,391
5,343,212	Series 3188-ZK	5.00%		07/15/2036	6,086,665
20,916,188	Series 3203-SE	6.27%	# I/F I/O	08/15/2036	2,840,441
28,995,885	Series 3203-ZC	5.00%		07/15/2036	33,898,092
24,201,560	Series 3261-SA	6.20%	# I/F I/O	01/15/2037	3,683,487
46,807,733	Series 3275-SC	5.85%	# I/F I/O	02/15/2037	5,730,989
12,960,902	Series 3315-HZ	6.00%		05/15/2037	15,590,620
3,077,187	Series 3351-ZC	5.50%		07/15/2037	3,609,684
52,067,234	Series 3355-BI	5.82%	# I/F I/O	08/15/2037	7,541,481
3,154,377	Series 3369-Z	6.00%		09/15/2037	3,793,910
52,777,218	Series 3417-SI	5.95%	# I/F I/O	02/15/2038	6,424,286
52,400,445	Series 3423-GS	5.42%	# I/F I/O	03/15/2038	5,618,093
13,997,379	Series 3423-SG	5.42%	# I/F I/O	03/15/2038	1,500,723
13,365,978	Series 3451-S	5.80%	# I/F I/O	02/15/2037	1,532,003
23,389,065	Series 3455-SC	5.83%	# I/F I/O	06/15/2038	2,914,380
16,168,305	Series 3473-SM	5.84%	# I/F I/O	07/15/2038	1,860,007
44,768,298	Series 3484-SE	5.62%	# I/F I/O	08/15/2038	4,966,004
22,207,213	Series 3519-SD	5.32%	# I/F I/O	02/15/2038	3,429,160
13,582,828	Series 3524-LB	6.00%	#	06/15/2038	14,459,311
2,780,813	Series 3530-GZ	4.50%		05/15/2039	2,877,276
29,347,389	Series 3545-SA	5.92%	# I/F I/O	06/15/2039	3,577,996
12,208,454	Series 3549-SA	5.57%	# I/F I/O	07/15/2039	1,398,764
41,519,378	Series 3577-LS	6.97%	# I/F I/O	08/15/2035	9,899,785
20,654,063	Series 3582-SA	5.77%	# I/F I/O	10/15/2049	2,238,622

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Federal Home Loan Mortgage Corporation, (Cont.)
$11,140,980	Series 3583-GB	4.50%		10/15/2039	12,116,932
77,494,011	Series 3606-CS	6.12%	# I/F I/O	12/15/2039	9,975,711
21,368,958	Series 3616-SG	6.12%	# I/F I/O	03/15/2032	3,757,421
30,056,381	Series 3631-SE	6.17%	# I/F I/O	05/15/2039	2,901,478
38,076,671	Series 3641-SB	6.27%	# I/F I/O	10/15/2034	2,948,852
23,887,468	Series 3641-Z	5.50%		02/15/2036	28,362,897
18,621,795	Series 3654-ZB	5.50%		11/15/2037	22,447,086
37,305,423	Series 3666-VZ	5.50%		08/15/2036	45,238,585
40,313,784	Series 3667-SB	6.22%	# I/F I/O	05/15/2040	5,147,893
82,873,034	Series 3688-CM	4.00%		07/15/2029	86,242,411
45,265,388	Series 3702-SG	5.82%	# I/F I/O	08/15/2032	7,966,337
15,239,806	Series 3704-EI	5.00%	I/O	12/15/2036	2,162,769
12,052,178	Series 3712-SG	24.89%	# I/F	08/15/2040	15,723,266
16,319,838	Series 3741-SC	9.54%	# I/F	10/15/2040	16,600,344
14,312,036	Series 3745-SY	9.54%	# I/F	10/15/2040	14,913,814
17,691,077	Series 3747-KS	14.31%	# I/F	10/15/2040	19,174,169
44,735,043	Series 3748-CS	9.56%	# I/F	10/15/2040	45,647,884
51,700,000	Series 3752-BS	9.56%	# I/F	11/15/2040	51,748,495
25,424,783	Series 3758-SL	5.39%	# I/F	05/15/2039	25,534,036
21,463,422	Series 3758-SM	9.56%	# I/F	11/15/2040	21,876,462
11,446,532	Series 3764-S	9.44%	# I/F	11/15/2040	11,792,875
18,900,000	Series 3771-AL	4.00%		12/15/2030	20,223,000
18,761,630	Series 3779-BY	3.50%		12/15/2030	18,931,667
26,770,750	Series 3779-DZ	4.50%		12/15/2040	26,590,877
24,250,000	Series 3779-LB	4.00%		12/15/2030	25,956,325
14,781,997	Series 3779-SH	9.34%	# I/F	12/15/2040	14,972,222
3,500,000	Series 3779-YA	3.50%		12/15/2030	3,634,533
16,644,025	Series 3780-BS	9.44%	# I/F	12/15/2040	16,824,627
15,000,000	Series 3783-AC	4.00%		01/15/2031	16,073,445
26,446,794	Series 3786-SG	9.04%	# I/F	01/15/2041	26,556,826
11,731,674	Series 3788-AY	3.50%		01/15/2031	11,837,998
19,386,575	Series 3793-SA	9.34%	# I/F	01/15/2041	19,891,411
10,269,799	Series 3795-VZ	4.00%		01/15/2041	10,601,153
8,057,528	Series 3796-CS	9.44%	# I/F	01/15/2041	8,223,812
11,676,766	Series 3798-SD	9.14%	# I/F	12/15/2040	11,990,130
58,854,087	Series 3806-CZ	5.50%		07/15/2034	71,194,306
18,000,000	Series 3808-DB	3.50%		02/15/2031	18,168,750
15,277,557	Series 3812-EY	3.50%		02/15/2031	15,416,018
11,249,832	Series 3818-CZ	4.50%		03/15/2041	11,834,935
16,445,072	Series 3819-ZU	5.50%		07/15/2034	19,546,312
35,500,000	Series 3824-EY	3.50%		03/15/2031	35,832,813
37,311,981	Series 3828-SW	12.51%	# I/F	02/15/2041	38,250,366
24,083,778	Series 3838-TS	8.40%	# I/F	04/15/2041	23,514,264
10,215,829	Series 3843-SC	12.66%	# I/F	04/15/2041	10,446,813
13,595,223	Series 3845-LS	12.66%	# I/F	03/15/2041	13,992,740
63,144,505	Series 3863-ZA	5.50%		08/15/2034	74,017,287
61,949,942	Series 3871-LZ	5.50%		06/15/2041	75,447,974
46,182,683	Series 3877-ZU	4.50%		06/15/2041	47,344,099
26,676,961	Series 3888-ZG	4.00%		07/15/2041	27,002,366
8,033,333	Series 3910-EZ	5.00%		10/15/2034	9,189,667
18,075,000	Series 3910-GZ	5.00%		08/15/2041	20,039,646
24,115,144	Series 3919-ZJ	4.00%		09/15/2041	23,843,849
17,000,000	Series 3924-US	9.14%	# I/F	09/15/2041	16,041,606
200,480,510	Series R003-ZA	5.50%		10/15/2035	232,069,080

	Federal National Mortgage Association,
3,262,336	Series 2002-70-QZ	5.50%		11/25/2032	3,698,203
9,712,054	Series 2002-75-ZG	5.50%		11/25/2032	10,667,628
13,613,047	Series 2003-117-KS	6.87%	# I/F I/O	08/25/2033	1,517,414
30,600,258	Series 2003-129-ZT	5.50%		01/25/2034	35,261,751
14,327,254	Series 2003-29-ZL	5.00%		04/25/2033	16,260,842
11,794,300	Series 2003-64-ZG	5.50%		07/25/2033	13,221,460
52,387,868	Series 2003-92-PZ	5.00%		09/25/2033	59,693,676
19,500,000	Series 2003-W17-1A7	5.75%		08/25/2033	22,964,222
20,683,581	Series 2004-46-PJ	5.77%	# I/F I/O	03/25/2034	2,971,130
16,424,161	Series 2004-51-XP	7.47%	# I/F I/O	07/25/2034	2,488,891
5,000,000	Series 2004-W10-A6	5.75%		08/25/2034	5,500,348
7,000,000	Series 2004-W4-A5	5.50%		06/25/2034	7,835,321
2,870,524	Series 2005-107-EG	4.50%		01/25/2026	3,093,220
2,001,056	Series 2005-37-ZK	4.50%		05/25/2035	2,203,162
46,016,100	Series 2005-87-SE	5.82%	# I/F I/O	10/25/2035	6,055,456
37,422,732	Series 2005-87-SG	6.47%	# I/F I/O	10/25/2035	5,458,225
24,480,766	Series 2006-101-SA	6.35%	# I/F I/O	10/25/2036	3,902,486
9,434,079	Series 2006-123-LI	6.09%	# I/F I/O	01/25/2037	1,274,271
47,011,386	Series 2006-56-SM	6.52%	# I/F I/O	07/25/2036	8,429,682

14	DoubleLine Funds	See Accompanying Notes

(Unaudited) September 30, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Federal National Mortgage Association, (Cont.)
$13,317,963	Series 2006-93-SN	6.37%	# I/F I/O	10/25/2036	2,090,816
11,413,729	Series 2007-116-BI	6.02%	# I/F I/O	05/25/2037	1,845,606
7,408,483	Series 2007-2-SH	31.67%	# I/F	08/25/2036	10,079,039
17,810,794	Series 2007-30-OI	6.21%	# I/F I/O	04/25/2037	2,959,990
9,590,411	Series 2007-30-SI	5.88%	# I/F I/O	04/25/2037	1,217,109
25,725,191	Series 2007-32-SG	5.87%	# I/F I/O	04/25/2037	3,560,338
11,929,188	Series 2007-71-GZ	6.00%		07/25/2047	14,023,397
19,702,275	Series 2007-75-ID	5.64%	# I/F I/O	08/25/2037	2,674,016
14,324,803	Series 2007-93-SB	3.92%	# I/F I/O	01/25/2036	787,496
14,656,173	Series 2007-9-SD	6.42%	# I/F I/O	03/25/2037	2,167,606
16,851,398	Series 2008-29-ZA	4.50%		04/25/2038	18,344,892
22,530,945	Series 2008-48-SD	5.77%	# I/F I/O	06/25/2037	2,578,921
30,119,629	Series 2008-53-LI	5.92%	# I/F I/O	07/25/2038	3,876,770
24,776,922	Series 2008-57-SE	5.77%	# I/F I/O	02/25/2037	2,744,200
20,299,367	Series 2008-61-SC	5.77%	# I/F I/O	07/25/2038	2,151,152
22,498,295	Series 2008-62-SC	5.77%	# I/F I/O	07/25/2038	2,385,206
27,735,355	Series 2008-65-SA	5.77%	# I/F I/O	08/25/2038	3,165,849
25,000,000	Series 2008-81-LP	5.50%		09/25/2038	28,475,418
30,701,784	Series 2009-106-EZ	4.50%		01/25/2040	32,850,908
38,818,803	Series 2009-111-SE	6.02%	# I/F I/O	01/25/2040	4,662,942
2,966,510	Series 2009-16-MZ	5.00%		03/25/2029	3,331,687
72,103,879	Series 2009-42-SI	5.77%	# I/F I/O	06/25/2039	7,707,941
33,069,178	Series 2009-42-SX	5.77%	# I/F I/O	06/25/2039	3,696,063
14,713,189	Series 2009-48-WS	5.72%	# I/F I/O	07/25/2039	1,749,306
44,085,428	Series 2009-49-S	6.52%	# I/F I/O	07/25/2039	6,182,408
7,412,503	Series 2009-51-BZ	4.50%		07/25/2039	8,034,603
4,433,536	Series 2009-54-EZ	5.00%		07/25/2039	5,081,443
32,922,562	Series 2009-70-SA	5.57%	# I/F I/O	09/25/2039	3,764,353
10,000,000	Series 2009-80-PM	4.50%		10/25/2039	10,851,132
19,691,822	Series 2009-83-Z	4.50%		10/25/2039	21,275,072
36,221,046	Series 2009-85-ES	7.00%	# I/F I/O	01/25/2036	7,788,148
5,950,063	Series 2009-94-BC	5.00%		11/25/2039	6,687,611
51,381,981	Series 2010-101-SA	4.25%	# I/F I/O	09/25/2040	6,397,139
18,211,958	Series 2010-101-ZC	4.50%		09/25/2040	18,610,193
51,443,243	Series 2010-101-ZH	4.50%		07/25/2040	55,975,218
11,953,702	Series 2010-10-ZA	4.50%		02/25/2040	12,459,870
21,555,713	Series 2010-111-S	5.72%	# I/F I/O	10/25/2050	2,660,236
36,468,089	Series 2010-117-SA	4.27%	# I/F I/O	10/25/2040	3,075,569
137,442,931	Series 2010-121-SD	4.27%	# I/F I/O	10/25/2040	15,931,189
10,209,069	Series 2010-126-SU	52.56%	# I/F	11/25/2040	13,867,168
31,782,945	Series 2010-126-SX	14.34%	# I/F	11/25/2040	33,913,248
11,566,557	Series 2010-132-Z	4.50%		11/25/2040	12,003,762
2,439,379	Series 2010-137-VS	14.34%	# I/F	12/25/2040	2,575,691
6,470,000	Series 2010-142-AV	4.00%		11/25/2029	6,678,245
27,820,885	Series 2010-150-ZA	4.00%		01/25/2041	28,116,927
4,674,000	Series 2010-153-VB	4.00%		05/25/2027	4,975,139
12,052,903	Series 2010-155-SA	9.56%	# I/F	01/25/2041	12,464,725
80,380,664	Series 2010-16-SA	5.22%	# I/F I/O	03/25/2040	9,972,540
2,968,063	Series 2010-21-DZ	5.00%		03/25/2040	3,396,609
41,498,649	Series 2010-21-KS	4.72%	# I/F I/O	03/25/2040	3,154,852
12,158,980	Series 2010-2-GS	6.22%	# I/F I/O	12/25/2049	1,393,605
28,701,595	Series 2010-2-MS	6.02%	# I/F I/O	02/25/2050	3,408,335
63,441,065	Series 2010-31-SA	4.77%	# I/F I/O	04/25/2040	5,427,941
20,758,294	Series 2010-31-VZ	4.00%		04/25/2040	21,248,632
70,841,801	Series 2010-34-PS	4.70%	# I/F I/O	04/25/2040	5,910,757
14,953,980	Series 2010-35-ES	6.22%	# I/F I/O	04/25/2040	1,842,193
25,508,007	Series 2010-35-SV	6.22%	# I/F I/O	04/25/2040	2,954,962
614,532	Series 2010-39-LS	19.06%	# I/F	05/25/2040	637,597
32,027,284	Series 2010-46-MS	4.72%	# I/F I/O	05/25/2040	2,421,272
20,639,707	Series 2010-49-ZW	4.50%		05/25/2040	22,156,593
14,459,381	Series 2010-4-SK	6.00%	# I/F I/O	02/25/2040	2,269,505
8,500,000	Series 2010-58-ES	11.87%	# I/F	06/25/2040	9,588,910
35,805,843	Series 2010-59-MS	5.54%	# I/F I/O	06/25/2040	5,216,059
80,586,418	Series 2010-59-PS	6.22%	# I/F I/O	03/25/2039	10,431,896
52,843,909	Series 2010-59-SC	4.77%	# I/F I/O	01/25/2040	4,947,247
8,368,634	Series 2010-60-VZ	5.00%		10/25/2039	9,515,339
11,635,442	Series 2010-64-EZ	5.00%		06/25/2040	13,270,936
30,892,592	Series 2010-79-VZ	4.50%		07/25/2040	33,064,743
21,075,982	Series 2010-84-ZC	4.50%		08/25/2040	21,839,986
42,151,963	Series 2010-84-ZD	4.50%		08/25/2040	45,421,071
38,324,565	Series 2010-84-ZG	4.50%		08/25/2040	41,151,745
15,921,060	Series 2010-90-SA	5.62%	# I/F I/O	08/25/2040	1,875,453
33,372,682	Series 2010-99-SG	24.89%	# I/F	09/25/2040	43,835,745
41,345,640	Series 2010-9-DS	5.07%	# I/F I/O	02/25/2040	3,925,049
9,388,253	Series 2011-11-SC	9.03%	# I/F	03/25/2041	9,423,021

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Federal National Mortgage Association, (Cont.)
$27,924,976	Series 2011-14-US	7.81%	# I/F	03/25/2041	27,712,498
29,500,000	Series 2011-16-AL	3.50%		03/25/2031	29,771,961
38,800,000	Series 2011-17-NY	3.50%		03/25/2031	39,139,500
18,014,579	Series 2011-17-SA	6.24%	# I/F I/O	03/25/2041	2,570,441
27,500,000	Series 2011-18-S	9.01%	# I/F	03/25/2041	27,202,013
11,507,643	Series 2011-23-KS	8.83%	# I/F	02/25/2041	11,359,262
11,000,000	Series 2011-25-KY	3.00%		04/25/2026	11,103,125
19,856,166	Series 2011-27-BS	8.56%	# I/F	04/25/2041	19,938,323
56,000,000	Series 2011-29-AL	3.50%		04/25/2031	56,516,264
9,985,008	Series 2011-2-SC	9.16%	# I/F	02/25/2041	10,134,135
10,000,000	Series 2011-2-VD	4.00%		07/25/2027	10,614,049
21,027,529	Series 2011-35-SE	8.46%	# I/F	04/25/2041	20,900,256
17,536,492	Series 2011-36-VZ	4.50%		05/25/2041	18,427,030
14,376,246	Series 2011-38-SC	8.43%	# I/F	05/25/2041	14,233,046
8,748,233	Series 2011-39-CB	3.00%		05/25/2026	9,012,250
22,259,331	Series 2011-42-MZ	4.50%		05/25/2041	23,815,614
11,000,000	Series 2011-48-SC	8.73%	# I/F	06/25/2041	10,521,381
13,969,748	Series 2011-60-EL	3.00%		07/25/2026	14,057,059
20,183,753	Series 2011-72-LZ	5.50%		04/25/2037	24,434,849
14,093,489	Series 2011-77-CZ	4.00%		08/25/2041	13,830,452
21,001,511	Series 2011-77-Z	3.50%		08/25/2041	20,167,467
12,190,183	Series 2011-87-US	13.29%	# I/F	09/25/2041	12,131,135
21,787,531	Series 2011-8-AV	4.00%		01/25/2030	23,491,811
7,139,349	Series 2011-8-HS	9.13%	# I/F	02/25/2041	7,064,118
90,000,000	Series 2011-99-DZ	5.00%		10/25/2041	99,618,749
70,231,641	Series 400-S4	5.22%	# I/F I/O	11/25/2039	7,862,642

	Federal National Mortgage Association Pass-Thru,
88,487,942	Pool #555743	5.00%		09/01/2033	95,648,090
64,572,930	Pool #735382	5.00%		04/01/2035	69,777,777
77,440,784	Pool #735484	5.00%		05/01/2035	83,622,334
9,678,431	Pool #745571	4.00%		01/01/2019	10,308,468
3,442,557	Pool #888695	5.00%		08/01/2037	3,715,200
10,490,441	Pool #888968	5.00%		08/01/2035	11,336,014
21,247,570	Pool #929321	5.50%		03/01/2038	23,094,779
4,795,506	Pool #931104	5.00%		05/01/2039	5,213,679
3,416,459	Pool #975116	5.00%		05/01/2038	3,679,562
182,091,126	Pool #995849	5.00%		08/01/2036	196,825,332
86,725,154	Pool #AB2123	4.00%		01/01/2031	91,801,285
4,587,510	Pool #AB2370	4.50%		09/01/2035	4,792,753
3,638,478	Pool #AC1032	5.00%		06/01/2040	3,822,600
4,339,588	Pool #AD2177	4.50%		06/01/2030	4,620,531
8,157,132	Pool #AD6438	5.00%		06/01/2040	8,790,414
3,742,531	Pool #AD7018	5.00%		04/01/2040	3,931,919
4,400,769	Pool #AD7859	5.00%		06/01/2040	4,742,425
22,372,177	Pool #AH1140	4.50%		12/01/2040	23,373,098
47,603,412	Pool #AH4437	4.00%		01/01/2041	49,333,499
9,575,942	Pool #AH7309	4.00%		02/01/2031	10,136,434
60,645,219	Pool #AH9323	4.00%		04/01/2026	64,062,394
1,815,078	Pool #MA0315	4.50%		01/01/2025	1,918,203
71,153,061	Pool #MA0353	4.50%		03/01/2030	75,759,477
16,613,404	Pool #MA0406	4.50%		05/01/2030	17,688,948
2,349,082	Pool #MA0445	5.00%		06/01/2040	2,467,955
6,012,788	Pool #MA0459	4.00%		07/01/2020	6,357,227
7,665,927	Pool #MA0468	5.00%		07/01/2040	8,053,854
19,043,153	Pool #MA0502	4.00%		08/01/2020	20,134,031
8,304,397	Pool #MA0517	4.00%		09/01/2020	8,785,923
22,169,627	Pool #MA0534	4.00%		10/01/2030	23,467,243
44,071,414	Pool #MA0536	4.00%		10/01/2020	46,596,022
51,382,678	Pool #MA0580	4.00%		11/01/2020	54,326,108
3,808,854	Pool #MA0587	4.00%		12/01/2030	4,031,791
85,141,436	Pool #MA0616	4.00%		01/01/2031	90,124,870
28,625,239	Pool #MA3894	4.00%		09/01/2031	30,300,710

	Government National Mortgage Association,
14,700,000	Series 2003-67-SP	6.87%	# I/F I/O	08/20/2033	5,457,202
13,953,364	Series 2003-86-ZK	5.00%		10/20/2033	15,916,480
5,555,842	Series 2004-49-Z	6.00%		06/20/2034	6,724,518
6,500,000	Series 2004-80-PH	5.00%		07/20/2034	7,388,848
30,846,705	Series 2004-83-CS	5.85%	# I/F I/O	10/20/2034	4,618,199
2,766,193	Series 2005-21-Z	5.00%		03/20/2035	3,163,534
18,105,132	Series 2005-39-ZB	5.00%		07/20/2034	21,225,745
1,905,585	Series 2006-24-CX	38.28%	#	05/20/2036	3,885,033
59,698,101	Series 2007-26-SJ	4.46%	# I/F I/O	04/20/2037	5,686,358
20,543,650	Series 2008-2-SM	6.27%	# I/F I/O	01/16/2038	3,296,220
39,178,091	Series 2008-42-AI	7.46%	# I/F I/O	05/16/2038	6,910,784

See Accompanying Notes	Semi-Annual Report	September 30, 2011	15

Schedule of Investments  DoubleLine Total Return Bond Fund  (Contd.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Government National Mortgage Association, (Cont.)
$21,004,995	Series 2008-43-SH	6.11%	# I/F I/O	05/20/2038	2,898,914
23,791,101	Series 2008-51-SC	6.02%	# I/F I/O	06/20/2038	3,195,461
12,384,733	Series 2008-51-SE	6.02%	# I/F I/O	06/16/2038	1,742,366
9,239,202	Series 2008-82-SM	5.82%	# I/F I/O	09/20/2038	1,120,228
11,439,215	Series 2008-83-SD	6.33%	# I/F I/O	11/16/2036	2,188,190
21,478,899	Series 2009-10-NS	6.42%	# I/F I/O	02/16/2039	3,450,493
12,500,000	Series 2009-24-SN	5.87%	# I/F I/O	09/20/2038	1,948,629
1,812,324	Series 2009-31-ZM	4.50%		08/20/2038	1,873,928
61,077,088	Series 2009-35-DZ	4.50%		05/20/2039	66,344,987
4,405,995	Series 2009-41-ZQ	4.50%		06/16/2039	4,834,697
13,985,134	Series 2009-48-Z	5.00%		06/16/2039	15,925,355
23,801,762	Series 2009-69-TS	5.97%	# I/F I/O	04/16/2039	2,605,022
8,751,921	Series 2009-75-GZ	4.50%		09/20/2039	9,538,159
35,212,308	Series 2009-87-IG	6.51%	# I/F I/O	03/20/2037	4,917,927
23,472,879	Series 2010-166-SJ	9.36%	# I/F	12/20/2040	23,590,243
9,243,856	Series 2010-25-ZB	4.50%		02/16/2040	9,550,894
35,984,226	Series 2010-42-ES	5.45%	# I/F I/O	04/20/2040	5,543,179
16,696,228	Series 2010-61-AS	6.32%	# I/F I/O	09/20/2039	2,303,821
7,132,627	Series 2010-62-ZG	5.50%		05/16/2040	8,415,586
15,000,000	Series 2011-12-PO	0.00%	P/O	12/20/2040	11,529,012
12,792,359	Series 2011-14-SM	9.24%	# I/F	08/16/2040	12,952,067
7,833,334	Series 2011-18-SN	9.04%	# I/F	12/20/2040	8,158,539
8,333,334	Series 2011-18-YS	9.04%	# I/F	12/20/2040	8,686,080
55,129,626	Series 2011-72-SK	5.92%	# I/F I/O	05/20/2041	7,249,165

	Total US Government/Agency Mortgage Backed Securities (Cost $4,919,846,322)				5,287,199,492

SHORT TERM INVESTMENTS 16.4%
75,000,000	Fannie Discount Note	0.00%		11/02/2011	74,999,333
50,000,000	Fannie Discount Note	0.00%		11/09/2011	49,996,425
45,000,000	Fannie Discount Note	0.00%		11/16/2011	44,996,838
50,000,000	Fannie Discount Note	0.00%		11/30/2011	49,999,200
50,000,000	Fannie Discount Note	0.00%		12/01/2011	49,999,200
50,000,000	Fannie Discount Note	0.00%		12/02/2011	49,999,150
25,000,000	Fannie Discount Note	0.00%		12/07/2011	24,999,550
50,000,000	Fannie Discount Note	0.00%		12/12/2011	49,999,050
50,000,000	Fannie Discount Note	0.00%		12/14/2011	49,999,000
50,000,000	Federal Home Loan Bank Bonds	0.63%		01/13/2012	50,063,850
60,000,000	Federal Home Loan Bank Bonds	0.09%		01/23/2012	60,000,900
25,000,000	Federal Home Loan Bank Bonds	0.13%		02/24/2012	25,004,400
39,100,000	Federal Home Loan Bank Bonds	0.40%		08/17/2012	39,106,647
50,000,000	Federal Home Loan Discount Note	0.00%		10/04/2011	49,999,792
50,000,000	Federal Home Loan Discount Note	0.00%		10/07/2011	49,999,750
23,000,000	Federal Home Loan Discount Note	0.00%		10/11/2011	22,999,994
50,000,000	Federal Home Loan Discount Note	0.00%		10/19/2011	49,999,000
50,000,000	Federal Home Loan Discount Note	0.00%		10/21/2011	49,998,667
50,000,000	Federal Home Loan Discount Note	0.00%		10/26/2011	49,998,264
25,000,000	Federal Home Loan Discount Note	0.00%		10/28/2011	24,999,981

PRINCIPAL AMOUNT / SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$35,000,000	Federal Home Loan Discount Note	0.00%		11/02/2011	34,999,720
40,000,000	Federal Home Loan Discount Note	0.00%		11/04/2011	39,998,205
100,000,000	Federal Home Loan Discount Note	0.00%		11/04/2011	99,995,486
50,000,000	Federal Home Loan Discount Note	0.00%		11/14/2011	49,996,486
50,000,000	Federal Home Loan Discount Note	0.00%		11/18/2011	49,998,333
115,700,000	Federal Home Loan Discount Note	0.00%		12/16/2011	115,697,570
30,000,000	Federal Home Loan Mortgage Corporation Notes	1.13%		12/15/2011	30,062,370
70,250,000	Federal Home Loan Mortgage Corporation, Global Debt Facility	5.75%		01/15/2012	71,387,347
25,000,000	Federal National Mortgage Association Discount Note	0.00%		10/05/2011	24,999,889
50,000,000	Federal National Mortgage Association Notes	1.00%		11/23/2011	50,064,900
25,000,000	Freddie Mac Discount Note	0.00%		10/05/2011	24,999,861
25,000,000	Freddie Mac Discount Note	0.00%		10/13/2011	24,999,417
75,000,000	Freddie Mac Discount Note	0.00%		11/09/2011	74,999,250
50,000,000	Freddie Mac Discount Note	0.00%		11/21/2011	49,997,875
25,000,000	Freddie Mac Discount Note	0.00%		12/02/2011	24,999,575
50,000,000	Freddie Mac Discount Note	0.00%		12/05/2011	49,999,150
55,000,000	Freddie Mac Discount Note	0.00%		12/12/2011	54,998,955
129,540,863	Fidelity Institutional Government Portfolio	0.01%	[1]		129,540,863

	Total Short Term Investments (Cost $1,918,879,868)				1,918,894,243

	Total Investments 100.2% (Cost $11,491,226,759)				11,715,805,594
	Liabilities in Excess of Other Assets (0.2)%				(28,047,670)

	NET ASSETS 100.0%				$11,687,757,924

PORTFOLIO HOLDINGS as % of Net Assets
US Government/Agency Mortgage Backed Securities	45.2%
Non-Agency Collateralized Mortgage Obligations	38.6%
Short Term Investments	16.4%
Other Assets and Liabilities	(0.2)%

100.0%

#	Variable rate security. Rate disclosed as of September 30, 2011.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At September 30, 2011, the value of these securities amounted to $854,609,011 or 7.3% of net assets.
1	Seven-day yield as of September 30, 2011
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
P/O	Principal only security

16	DoubleLine Funds	See Accompanying Notes

Schedule of Investments DoubleLine Core Fixed Income Fund	(Unaudited) September 30, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 19.5%

	Adjustable Rate Mortgage Trust,
$161,407	Series 2007-3-1A1	3.53%	#^	11/25/2037	68,434

	Banc of America Commercial Mortgage, Inc.,
250,000	Series 2001-3-H	6.56%	^	04/11/2037	249,620
400,000	Series 2007-1-A4	5.45%		01/15/2049	428,278

	Banc of America Funding Corporation,
2,825,003	Series 2006-2-6A2	5.50%		03/25/2036	2,577,816

	Banc of America Mortgage Securities,
1,839,559	Series 2004-8-4A1	5.50%		09/25/2024	1,872,403

	Bear Stearns Asset Backed Securities Trust,
369,941	Series 2007-SD1-1A3A	6.50%		10/25/2036	273,474

	Bear Stearns Commercial Mortgage Securities, Inc.,
1,000,000	Series 2001-TOP2-C	6.83%	#	02/15/2035	996,466
440,000	Series 2005-PW10-AM	5.45%	#	12/11/2040	420,946
375,000	Series 2006-PW13-AM	5.58%	#	09/11/2041	370,566

	CD Mortgage Trust,
400,000	Series 2006-CD3-AM	5.65%		10/15/2048	351,980
700,000	Series 2007-CD4-A4	5.32%		12/11/2049	724,452

	Citi Mortgage Alternative Loan Trust,
453,754	Series 2006-A2-A2	6.00%		05/25/2036	309,110
214,935	Series 2006-A5-3A3	6.00%		10/25/2036	142,731
440,119	Series 2007-A1-1A7	6.00%		01/25/2037	302,406

	Citicorp Mortgage Securities, Inc.,
415,976	Series 2005-1-1A4	5.50%		02/25/2035	412,281

	Citicorp Residential Mortgage Securities, Inc.,
1,800,000	Series 2006-2-A5	6.04%	#	09/25/2036	1,477,022

	Citigroup Commercial Mortgage Trust,
700,000	Series 2005-C3-AM	4.83%	#	05/15/2043	710,330

	Citigroup Mortgage Loan Trust, Inc.,
809,980	Series 2006-WF2-A2C	5.85%	#	05/25/2036	580,572
4,928,000	Series 2008-AR4-2A1B	5.55%	#^	11/25/2038	2,839,277
3,000,000	Series 2010-8-5A4	12.10%	#^	11/25/2036	2,308,500

	Commercial Mortgage Asset Trust,
150,000	Series 1999-C1-B	7.23%	#	01/17/2032	157,694

	Commercial Mortgage Pass-Through Certificates,
315,000	Series 2006-C7-AM	5.97%	#	06/10/2046	301,554
3,773,678	Series 2010-C1-XPA	2.62%	#^ I/O	07/10/2046	296,281
400,000	Series 2011-THL-E	5.95%	^	06/09/2028	376,191

	Countrywide Alternative Loan Trust,
628,234	Series 2005-20CB-1A1	5.50%		07/25/2035	504,515
468,100	Series 2005-28CB-3A6	6.00%		08/25/2035	327,301
2,750,895	Series 2005-46CB-A22	5.25%		10/25/2035	1,915,250
777,510	Series 2005-J10-1A13	0.93%	#	10/25/2035	479,245
1,075,588	Series 2006-26CB-A9	6.50%		09/25/2036	714,584
4,089,123	Series 2007-12T1-A1	6.00%		06/25/2037	2,667,368
336,400	Series 2007-17CB-1A10	28.82%	# I/F	08/25/2037	539,281
1,704,231	Series 2007-18CB-2A17	6.00%		08/25/2037	1,191,612
6,690,490	Series 2007-23CB-A3	0.73%	#	09/25/2037	3,312,294
6,747,007	Series 2007-23CB-A4	6.27%	# I/F I/O	09/25/2037	1,536,875
1,153,788	Series 2007-4CB-2A1	7.00%		03/25/2037	448,185

	Countrywide Asset-Backed Certificates,
255,152	Series 2005-13-AF3	5.43%	#	04/25/2036	200,214

	Countrywide Home Loans,
795,889	Series 2002-32-2A6	5.00%		01/25/2018	819,068
1,588,141	Series 2005-28-A7	5.25%		01/25/2019	1,349,805
1,245,000	Series 2007-15-1A16	6.25%		09/25/2037	1,049,740
3,094,822	Series 2007-3-A17	6.00%		04/25/2037	2,497,731

	Credit Suisse First Boston Mortgage Securities Corporation,
286,962	Series 2005-10-5A5	5.50%		11/25/2035	216,586
4,738,466	Series 2005-8-9A4	5.50%		09/25/2035	3,718,909

	Credit Suisse Mortgage Capital Certificates,
928,589	Series 2006-4-7A1	5.50%		05/25/2021	875,306
480,000	Series 2006-C3-AM	6.01%	#	06/15/2038	437,990
468,185	Series 2007-1-3A1	6.00%		02/25/2022	356,873
2,711,844	Series 2007-2-2A1	5.00%		03/25/2037	2,612,044

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Deutsche Mortgage Securities, Inc.,
$374,123	Series 2006-PR1-4A12	14.17%	#^ I/F	04/15/2036	422,993
2,321,999	Series 2006-PR1-5AI4	11.80%	#^ I/F	04/15/2036	2,450,436

	First Horizon Alternative Mortgage Securities,
1,131,147	Series 2006-FA2-1A5	6.00%		05/25/2036	828,556
307,150	Series 2006-RE1-A1	5.50%		05/25/2035	265,718

	First Union Commercial Mortgage Securities, Inc.,
235,000	Series 2000-C2-G	8.69%	#	10/15/2032	234,348

	GE Capital Commercial Mortgage Corporation,
282,650,206	Series 2005-C3-XP	0.25%	# I/O	07/10/2045	389,775

	GMAC Commercial Mortgage Securities, Inc.,
794,000	Series 2006-C1-AM	5.29%	#	11/10/2045	760,610

	Greenwich Capital Commercial Funding Corporation,
300,000	Series 2004-FL2A-D	0.54%	#^	11/05/2019	293,917
100,000	Series 2004-FL2A-F	0.63%	#^	11/05/2019	96,061
770,000	Series 2007-GG9-A4	5.44%		03/10/2039	801,588

	GS Mortgage Securities Corporation II,
250,000	Series 2006-GG6-AM	5.62%	#	04/10/2038	229,367
20,557,154	Series 2006-GG6-XC	0.14%	#^ I/O	04/10/2038	35,975

	GS Mortgage Securities Trust,
235,000	Series 2007-GG10-A4	5.98%	#	08/10/2045	245,157

	GSAA Home Equity Trust,
2,336,663	Series 2005-7-AF5	4.61%	#	05/25/2035	2,091,840
160,826	Series 2006-4-4A1	0.33%	#	03/25/2036	148,610
2,981,749	Series 2007-10-A2A	6.50%		11/25/2037	2,109,557

	GSR Mortgage Loan Trust,
31,347	Series 2005-6F-3A16	5.50%		07/25/2035	31,274
731,536	Series 2006-2F-5A1	4.50%		01/25/2021	672,797

	HSI Asset Loan Obligation,
624,517	Series 2006-2-2A1	5.50%		12/25/2021	570,720

	JP Morgan Alternative Loan Trust,
500,000	Series 2006-S2-A4	6.19%	#	05/25/2036	255,361
10,000,000	Series 2006-S3-A4	6.31%	#	08/25/2036	5,904,190
3,543,678	Series 2006-S3-A6	6.12%	#	08/25/2036	3,108,164

	JP Morgan Chase Commercial Mortgage Securities Corporation,
76,074	Series 2001-CIBC-E	7.18%	#	03/15/2033	75,923
1,000,000	Series 2004-C3-A4	4.66%		01/15/2042	1,005,510
874,572	Series 2006-CB16-X2	0.70%	# I/O	05/12/2045	8,409
10,010,225	Series 2006-LDP8-X	0.74%	# I/O	05/15/2045	209,459
750,000	Series 2007-C1-A4	5.72%		02/15/2051	796,783
400,000	Series 2007-CIBC18-AM	5.47%	#	06/12/2047	358,976
100,000	Series 2007-CIBC19-A4	5.93%	#	02/12/2049	106,418
400,000	Series 2007-CIBC19-AM	5.93%	#	02/12/2049	351,092
12,050,000	Series 2009-IWST-XB	0.54%	#^ I/O	12/05/2027	285,910

	JP Morgan Mortgage Trust,
975,277	Series 2007-S3-1A7	6.00%		08/25/2037	814,568

	LB-UBS Commercial Mortgage Trust,
209,491	Series 2004-C4-A3	5.35%	#	06/15/2029	212,828

	Leaf II Receivables Funding LLC,
2,500,000	Series 2010-4-C	5.00%	^	01/20/2019	2,412,500

	Lehman Mortgage Trust,
1,860,261	Series 2006-3-1A5	6.00%		07/25/2036	1,188,105
122,256	Series 2006-9-1A19	29.60%	# I/F	01/25/2037	183,763
2,257,050	Series 2007-10-2A1	6.50%		01/25/2038	1,887,122
453,804	Series 2007-2-1A1	5.75%		02/25/2037	321,733

	MASTR Alternative Loans Trust,
280,952	Series 2005-2-3A1	6.00%		03/25/2035	282,113
123,381	Series 2007-1-2A7	6.00%		10/25/2036	102,714

	MASTR Asset Securitization Trust,
828,541	Series 2003-2-30B2	5.75%		04/25/2033	828,375
804,572	Series 2005-1-2A5	5.00%		05/25/2035	805,361

	ML-CFC Commercial Mortgage Trust,
1,793,099	Series 2006-4-A2FL	0.35%	#	12/12/2049	1,772,559

	Morgan Stanley Capital, Inc.,
10,751,783	Series 2004-HQ4-X2	0.51%	#^ I/O	04/14/2040	43,394
29,321,372	Series 2005-IQ9-X2	1.21%	#^ I/O	07/15/2056	115,497
90,662	Series 2007-HQ12-A2FL	0.48%	#	04/12/2049	85,859
181,324	Series 2007-HQ12-A2FL	5.77%	#	04/12/2049	183,466
42,321,133	Series 2007-IQ16-X2	0.38%	#^ I/O	12/12/2049	347,118

See Accompanying Notes	Semi-Annual Report	September 30, 2011	17

Schedule of Investments  DoubleLine Core Fixed Income Fund  (Contd.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Morgan Stanley Mortgage Loan Trust,
$3,485,269	Series 2005-7-7A4	5.50%		11/25/2035	3,024,117

	Nomura Asset Acceptance Corporation,
347,462	Series 2006-AP1-A2	5.52%	#	01/25/2036	226,194

	Nomura Asset Securities Corporation,
1,000,000	Series 1998-D6-A4	7.89%	#	03/15/2030	1,070,240

	Nomura Home Equity Loan, Inc.,
802,128	Series 2006-AF1-A2	5.80%	#	10/25/2036	329,991
1,476,649	Series 2007-1-1A1	6.06%	#	02/25/2037	655,274

	N-Star Real Estate CDO Ltd.,
797,118	Series 2004-2A-A1	0.59%	#^	06/28/2039	753,277

	Option One Mortgage Loan Trust,
361,440	Series 2004-3-M3	0.88%	#	11/25/2034	279,348

	Residential Accredit Loans, Inc.,
1,049,753	Series 2004-QS15-A1	5.25%		11/25/2034	966,102
1,163,280	Series 2005-QS14-3A3	6.00%		09/25/2035	973,118
430,890	Series 2005-QS1-A5	5.50%		01/25/2035	398,631
1,190,374	Series 2006-QS10-A4	5.75%		08/25/2036	759,365
2,703,494	Series 2006-QS6-1A15	6.00%		06/25/2036	1,713,948
1,113,093	Series 2006-QS6-2A1	6.00%		06/25/2021	974,481
3,753,960	Series 2007-QS3-A4	6.25%		02/25/2037	2,321,466

	Residential Asset Mortgage Products, Inc.,
550,000	Series 2005-RS1-AI5	5.41%	#	01/25/2035	405,125

	Residential Asset Securitization Trust,
807,516	Series 2005-A10-A3	5.50%		09/25/2035	676,364
569,552	Series 2005-A11-2A4	6.00%		10/25/2035	305,130
223,326	Series 2005-A7-A3	5.50%		06/25/2035	196,034
3,001,738	Series 2006-A6-1A1	6.50%		07/25/2036	1,840,544
318,050	Series 2006-R1-A1	27.46%	# I/F	01/25/2046	445,354

	Residential Funding Mortgage Securities Trust,
454,901	Series 2006-S10-1A2	6.00%		10/25/2036	372,473
4,312,883	Series 2007-S2-A4	6.00%		02/25/2037	3,578,913
2,637,668	Series 2007-S3-1A4	6.00%		03/25/2037	2,135,248

	Structured Adjustable Rate Mortgage Loan Trust,
2,377,241	Series 2006-4-7A1	5.12%	#	05/25/2036	2,125,790

	Structured Asset Securities Corporation,
5,289,434	Series 2005-10-1A1	5.75%		06/25/2035	4,628,254
3,145,167	Series 2005-RF1-A	0.58%	#^	03/25/2035	2,550,826
3,145,167	Series 2005-RF1-AIO	5.53%	#^ I/O	03/25/2035	470,525

	Wachovia Bank Commercial Mortgage Trust,
250,000	Series 2006-C25-AM	5.92%	#	05/15/2043	233,496
114,607,132	Series 2006-C27-XC	0.11%	#^ I/O	07/15/2045	945,967
20,537,130	Series 2006-C29-IO	0.53%	# I/O	11/15/2048	338,123

	Washington Mutual Mortgage Pass-Through Certificates,
270,413	Series 2005-1-2A	6.00%		03/25/2035	219,520
3,661,769	Series 2006-1-3A1	5.75%		02/25/2036	2,787,522
7,281,600	Series 2006-AR19-2A	2.60%	#	01/25/2047	4,842,846
405,763	Series 2007-5-A11	38.07%	# I/F	06/25/2037	698,924

	Wells Fargo Mortgage Backed Securities Trust,
2,079,816	Series 2005-17-1A1	5.50%		01/25/2036	1,942,334
377,302	Series 2005-AR14-A6	5.36%	#	08/25/2035	244,826
431,809	Series 2005-AR16-6A4	2.72%	#	10/25/2035	179,834
802,085	Series 2006-11-A19	6.00%		09/25/2036	795,238
2,134,181	Series 2006-2-3A1	5.75%		03/25/2036	2,086,788
1,053,939	Series 2007-10-1A36	6.00%		07/25/2037	944,794
755,329	Series 2007-11-A96	6.00%		08/25/2037	692,132
2,748,907	Series 2007-4-A16	5.50%		04/25/2037	2,461,614
677,538	Series 2007-7-A1	6.00%		06/25/2037	629,598

	Total Non-Agency Collateralized Mortgage Obligations (Cost $139,435,387)				137,271,417

US CORPORATE BONDS 15.8%
1,077,000	3M Company, Series D	5.70%		03/15/2037	1,414,107
1,150,000	Alcoa, Inc.	6.15%		08/15/2020	1,166,904
1,971,000	Altria Group, Inc.	9.25%		08/06/2019	2,587,414

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$1,400,000	American Airlines Pass-Through Trust	8.63%		10/15/2021	1,386,000
2,350,000	American Express Credit Corporation	2.75%		09/15/2015	2,363,729
1,100,000	Anheuser Busch Inbev Worldwide	5.38%		11/15/2014	1,230,035
100,000	Arch Coal, Inc.	7.00%	^	06/15/2019	95,500
1,550,000	Arrow Electronics, Inc.	3.38%		11/01/2015	1,535,539
1,454,000	AT&T, Inc.	5.35%		09/01/2040	1,525,564
200,000	BE Aerospace, Inc.	6.88%		10/01/2020	209,500
2,375,000	Berkshire Hathaway, Inc.	3.20%		02/11/2015	2,498,993
1,250,000	Biogen Idec, Inc.	6.88%		03/01/2018	1,533,351
100,000	Blue Merger, Inc.	7.63%	^	02/15/2019	85,000
1,075,000	Boeing Company	6.88%		03/15/2039	1,491,099
1,650,000	Boston Properties Ltd. Partnership	4.13%		05/15/2021	1,588,609
100,000	Calpine Corporation	7.88%	^	07/31/2020	97,000
100,000	CCO Holdings LLC	6.50%		04/30/2021	95,000
1,920,000	Celgene Corporation	3.95%		10/15/2020	1,948,719
100,000	Cinemark USA, Inc.	7.38%		06/15/2021	95,000
1,600,000	Citigroup, Inc.	6.00%		12/13/2013	1,681,453
2,925,000	Coca-Cola Company	1.80%	^	09/01/2016	2,936,888
2,000,000	Comcast Corporation	5.85%		11/15/2015	2,270,798
1,450,000	ConocoPhillips Company	6.50%		02/01/2039	1,929,802
100,000	Constellation Brands, Inc.	7.25%		05/15/2017	105,500
100,000	Copano Energy LLC	7.13%		04/01/2021	98,250
200,000	Credit Suisse USA, Inc.	4.88%		01/15/2015	210,764
350,000	Credit Suisse USA, Inc.	5.38%		03/02/2016	374,912
200,000	Crown Castle International Corporation	9.00%		01/15/2015	213,000
1,900,000	Daimler Finance North America LLC	1.88%	^	09/15/2014	1,876,432
100,000	Delphi Corporation	5.88%	^	05/15/2019	93,500
2,890,000	Devon Energy Corporation	6.30%		01/15/2019	3,508,590
100,000	DineEquity, Inc.	9.50%		10/30/2018	99,750
1,400,000	DIRECTV Holdings LLC	5.00%		03/01/2021	1,483,664
100,000	DISH DBS Corporation	7.75%		05/31/2015	103,000
1,300,000	Duke Energy Corporation	3.55%		09/15/2021	1,299,615
200,000	El Paso Corporation	7.00%		06/15/2017	225,033
100,000	Equinix, Inc.	7.00%		07/15/2021	99,875
100,000	Felcor Lodging LP	6.75%	^	06/01/2019	90,000
125,000	First Data Corporation	11.25%		03/31/2016	85,000
200,000	Forest Oil Corporation	7.25%		06/15/2019	198,000
200,000	Frontier Communications Corporation	8.50%		04/15/2020	195,000
3,200,000	General Electric CapitalCorporation, Series A	3.75%		11/14/2014	3,342,973
1,000,000	Halliburton Company	6.15%		09/15/2019	1,213,061
100,000	Hertz Corporation	7.50%		10/15/2018	96,000
100,000	Huntsman International LLC	5.50%		06/30/2016	93,750
1,300,000	IBM Corporation	1.95%		07/22/2016	1,312,919
1,350,000	Illinois Tool Works, Inc.	3.38%	^	09/15/2021	1,386,233
1,800,000	Intel Corporation	3.30%		10/01/2021	1,842,678
200,000	Interbank Peru	8.50%	#	04/23/2070	204,000
95,000	Interpublic Group of Companies, Inc.	10.00%		07/15/2017	108,538
100,000	Iron Mountain, Inc.	7.75%		10/01/2019	99,750
2,000,000	JP Morgan Chase & Company	4.95%		03/25/2020	2,118,596
851,000	Kellogg Company	7.45%		04/01/2031	1,234,711
1,100,000	Kinder Morgan Energy Partners, LP	6.95%		01/15/2038	1,230,107
1,500,000	Kraft Foods, Inc.	5.38%		02/10/2020	1,700,480
1,500,000	Kroger Company	5.50%		02/01/2013	1,580,038
500,000	Kroger Company	7.50%		01/15/2014	565,914
100,000	LINN Energy LLC	6.50%	^	05/15/2019	92,500
1,800,000	Marathon Petroleum Corporation	5.13%	^	03/01/2021	1,877,985
500,000	Metlife, Inc.	6.38%		06/15/2034	588,464
750,000	Metlife, Inc.	5.70%		06/15/2035	804,416
100,000	Michaels Stores, Inc.	7.75%		11/01/2018	94,000
850,000	MidAmerican Energy Holdings Company	5.95%		05/15/2037	1,003,683

18	DoubleLine Funds	See Accompanying Notes

(Unaudited) September 30, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$650,000	MidAmerican Energy Holdings Company	6.50%		09/15/2037	815,764
2,100,000	Motorola, Inc.	6.00%		11/15/2017	2,327,648
1,813,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	2,608,575
2,150,000	News America, Inc.	6.65%		11/15/2037	2,370,904
1,200,000	Novartis Capital Corporation	4.40%		04/24/2020	1,358,476
1,300,000	Omnicom Group, Inc.	4.45%		08/15/2020	1,313,894
1,325,000	Oneok Partners LP	6.13%		02/01/2041	1,470,725
2,200,000	PNC Funding Corporation	4.38%		08/11/2020	2,285,333
1,200,000	Procter & Gamble Company	5.55%		03/05/2037	1,550,754
100,000	Reynolds Group Issuer LLC	7.88%	^	08/15/2019	97,000
100,000	Safeway, Inc.	5.80%		08/15/2012	103,859
1,177,000	Safeway, Inc.	6.25%		03/15/2014	1,310,710
100,000	Service Corporation International	6.75%		04/01/2015	104,500
100,000	SESI LLC	6.38%	^	05/01/2019	97,000
1,210,000	Simon Property Group L.P.	5.65%		02/01/2020	1,329,135
2,795,000	Southern Power Company, Series D	4.88%		07/15/2015	3,051,457
875,000	Southwest Airlines Company	5.25%		10/01/2014	938,837
200,000	Southwest Airlines Company	5.75%		12/15/2016	221,965
1,325,000	Southwest Airlines Company	5.13%		03/01/2017	1,421,861
1,000,000	Target Corporation	3.88%		07/15/2020	1,086,116
2,650,000	Time Warner Cable, Inc.	5.00%		02/01/2020	2,819,852
2,800,000	Transocean, Inc.	6.00%		03/15/2018	2,985,383
100,000	United Parcel Service, Inc.	5.13%		04/01/2019	121,611
1,900,000	United Parcel Service, Inc.	3.13%		01/15/2021	1,987,626
100,000	United Rentals, Inc.	8.38%		09/15/2020	92,250
100,000	Univision Communications, Inc.	6.88%	^	05/15/2019	89,500
2,500,000	Valero Energy Corporation	6.13%		02/01/2020	2,778,671
100,000	Vulcan Materials Company	6.50%		12/01/2016	92,275
2,579,000	Wal-Mart Stores, Inc.	3.25%		10/25/2020	2,676,888
2,080,000	Waste Management, Inc.	6.13%		11/30/2039	2,530,636
2,150,000	Wellpoint, Inc.	5.25%		01/15/2016	2,395,491
300,000	Wellpoint, Inc.	5.88%		06/15/2017	343,592
200,000	Wynn Las Vegas LLC	7.88%		11/01/2017	210,500
206,000	Xerox Corporation	5.50%		05/15/2012	211,735
1,200,000	Xerox Corporation	4.25%		02/15/2015	1,270,330

	Total US Corporate Bonds (Cost $109,508,431)				111,187,538

FOREIGN CORPORATE BONDS 10.4%
500,000	ABH Financial Ltd.	8.20%		06/25/2012	504,250
1,000,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	1,000,000
1,000,000	AES Gener S.A.	5.25%	^	08/15/2021	972,981
275,000	AES Panama S.A.	6.35%		12/21/2016	295,625
250,000	America Movil S.A.B. de C.V.	6.13%		03/30/2040	262,500
690,000	Anglogold Holdings PLC	6.50%		04/15/2040	657,510
727,000	Arcelormittal S.A. Luxembourg	5.38%		06/01/2013	742,128

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$700,000	Arcelormittal S.A. Luxembourg	3.75%		08/05/2015	654,163
2,150,000	Australia and New Zealand Banking Group	4.88%	^	01/12/2021	2,234,715
700,000	Automotores Gildemeister S.A.	8.25%	^	05/24/2021	670,250
400,000	Automotores Gildemeister S.A.	8.25%		05/24/2021	383,000
889,000	Banco de Credito del Peru	4.75%		03/16/2016	866,775
300,000	Banco de Credito del Peru	6.88%	#^	09/16/2026	297,000
350,000	Banco de Credito del Peru	9.75%	#	11/06/2069	395,500
200,000	Banco do Brazil S.A.	5.88%		01/26/2022	192,500
800,000	Banco do Nordeste	3.63%		11/09/2015	796,000
300,000	Banco International del Peru	8.50%	#	04/23/2070	306,000
300,000	Banco Mercantil del Norte	4.38%		07/19/2015	301,500
1,250,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,237,500
450,000	Bancolombia S.A.	5.95%	^	06/03/2021	439,875
1,400,000	BP Capital Markets P.L.C.	4.75%		03/10/2019	1,549,003
2,255,000	British Telecommunications P.L.C.	5.95%		01/15/2018	2,510,989
100,000	BTA Bank	10.75%	#	07/01/2018	45,000
250,000	C10 Capital Ltd.	6.72%	#	12/31/2016	118,750
250,000	Cencosud S.A.	5.50%		01/20/2021	251,642
200,000	Cencosud S.A.	5.50%	^	01/20/2021	201,313
375,000	Continental Banco Trust	7.38%	#	10/07/2040	363,750
150,000	Continental Banco Trust	7.38%	#^	10/07/2040	145,500
1,600,000	Controladora Comercial Mexicana S.A.B. de C.V.	7.00%		06/30/2018	1,528,000
440,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	444,400
760,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	767,600
1,800,000	Cosan Overseas Ltd.	8.25%		11/05/2015	1,709,999
1,600,000	Covidien International Finance S.A.	2.80%		06/15/2015	1,660,233
400,000	Covidien International Finance S.A.	6.00%		10/15/2017	475,593
650,000	Credit Suisse AG	3.50%		03/23/2015	650,562
1,100,000	Deutsche Bank Aktiengesellschaft	3.25%		01/11/2016	1,079,607
500,000	Development Bank of Kazakhstan	6.00%		03/23/2026	438,160
200,000	Digicel Group Ltd.	8.25%		09/01/2017	190,000
700,000	Digicel Group Ltd.	8.25%	^	09/01/2017	665,000
1,400,000	Drummond Company, Inc.	7.38%		02/15/2016	1,424,500
1,300,000	Ege Haina Finance Company	9.50%		04/26/2017	1,319,500
1,000,000	Empresas ICA Sociedad	8.90%		02/04/2021	890,000
800,000	Eurasian Development Bank	7.38%		09/29/2014	817,984
2,850,000	France Telecom S.A.	2.75%		09/14/2016	2,831,330
750,000	Gaz Capital S.A.	5.09%		11/29/2015	742,500
700,000	Globo Communicacao e Participacoes S.A.	6.25%	#	07/20/2015	719,250
737,000	Globo Communicacao e Participacoes S.A.	7.25%		04/26/2022	766,480
450,000	Gol Finance	9.25%		07/20/2020	378,000
1,200,000	Gold Fields Orogen Holdings	4.88%		10/07/2020	1,106,770
200,000	Gold Fields Orogen Holdings	4.88%	^	10/07/2020	184,462
1,500,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	1,500,000
300,000	Grupo Famsa S.A.B. de C.V.	11.00%		07/20/2015	298,500
200,000	Gruposura Finance	5.70%	^	05/18/2021	196,000
200,000	Hongkong Electric Company Ltd.	4.25%		12/14/2020	199,387
1,300,000	HSBC Holdings P.L.C.	5.10%		04/05/2021	1,341,188
250,000	Hutchison Whampoa International Ltd.	6.00%	#	10/28/2015	240,625
107,692	Iirsa Norte Finance Ltd.	8.75%		05/30/2024	124,384
1,000,000	Industrial Bank of Korea	3.75%		09/29/2016	980,050
700,000	Industrial Trust	8.25%	^	07/27/2021	721,000

See Accompanying Notes	Semi-Annual Report	September 30, 2011	19

Schedule of Investments  DoubleLine Core Fixed Income Fund  (Contd.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
$200,000	Industry & Construction Bank	5.01%	#	09/29/2015	183,390
800,000	Inkia Energy Ltd.	8.38%		04/04/2021	792,000
400,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	396,000
500,000	Ixe Banco S.A.	9.25%		10/14/2020	557,500
200,000	Ixe Banco S.A.	9.75%		12/29/2041	204,000
300,000	JBS Finance II Ltd.	8.25%		01/29/2018	250,500
500,000	JBS S.A.	10.50%		08/04/2016	480,000
400,000	Kazkommertsbank JSC	8.50%	^	05/11/2018	324,000
470,000	Kuznetski Capital S.A.	5.97%	#	11/25/2015	415,950
300,000	Marfrig Holdings B.V.	8.38%	^	05/09/2018	192,000
250,000	Marfrig Holdings B.V.	8.38%		05/09/2018	160,000
375,000	MCE Finance Ltd.	10.25%		05/15/2018	399,375
300,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	240,000
300,000	MMG Fiduc (AES El Salvador)	6.75%		02/01/2016	295,500
1,000,000	National Copper Corporation	3.75%		11/04/2020	999,116
200,000	Nova Chemicals Corporation	8.38%		11/01/2016	211,000
400,000	Odebrecht Finance Ltd.	7.50%		09/14/2015	392,500
100,000	Odebrecht Finance Ltd.	7.50%	^	12/31/2049	98,125
500,000	OJSC Russ-Bank	6.00%	#^	06/03/2021	430,000
1,000,000	Oversea-Chinese Banking Corporation	4.25%	#	11/18/2019	1,027,171
1,500,000	Pacific Rubiales Energy	8.75%		11/10/2016	1,648,125
1,200,000	Pan American Energy LLC	7.88%		05/07/2021	1,213,440
250,000	Petrobras Energia S.A.	5.88%		05/15/2017	255,000
1,000,000	Petrobras International Finance Company	3.88%		01/27/2016	1,002,000
900,000	Pohang Iron and Steel Company	4.25%	^	10/28/2020	839,329
900,000	Pohang Iron and Steel Company	5.25%	^	04/14/2021	892,994
600,000	PTTEP Canada International Finance Ltd.	5.69%	^	04/05/2021	610,800
300,000	PTTEP Canada International Finance Ltd.	5.69%		04/05/2021	305,400
1,000,000	Qtel International Finance Ltd.	3.38%		10/14/2016	1,005,625
1,000,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	1,105,000
2,000,000	Royal Bank of Canada	2.30%		07/20/2016	2,024,236
1,175,000	Royal KPN N.V.	8.38%		10/01/2030	1,516,473
1,450,000	Sanofi Aventis	2.63%		03/29/2016	1,501,745
800,000	Sigma Alimentos S.A.	6.88%		12/16/2019	832,000
500,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	525,821
700,000	Southern Copper Corporation	6.75%		04/16/2040	694,750
100,000	Telemovil Finance Company Ltd.	8.00%	^	10/01/2017	98,000
500,000	Telemovil Finance Company Ltd.	8.00%		10/01/2017	490,000
500,000	Transneft	5.67%		03/05/2014	503,500
800,000	Vale Overseas Ltd.	4.63%		09/15/2020	779,760
200,000	VimpelCom Ltd.	7.75%	^	02/02/2021	168,240
200,000	VimpelCom Ltd.	7.75%		02/02/2021	168,240
300,000	VimpelCom Ltd.	7.50%	^	03/01/2022	242,250
200,000	Virgolino de Oliveira Finance Ltd.	10.50%		01/28/2018	185,000
450,000	VTB Capital S.A.	6.55%		10/13/2020	418,793
100,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	91,000
800,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	728,000
750,000	YPF Sociedad Anonima	10.00%		11/02/2028	836,250

	Total Foreign Corporate Bonds (Cost $76,058,050)				73,516,681

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES 2.5%
$3,000,000	Corporacion Andina de Fomento	3.75%		01/15/2016	3,050,631
1,000,000	Export-Import Bank of Korea	3.75%		10/20/2016	980,381
100,000	Hydro-Quebec	8.00%		02/01/2013	109,549
150,000	Hydro-Quebec	7.50%		04/01/2016	186,473
1,100,000	Hydro-Quebec	2.00%		06/30/2016	1,123,877
2,650,000	Korea Development Bank	8.00%		01/23/2014	2,945,295
2,950,000	Pemex Project Funding Master Trust	6.63%		06/15/2035	3,193,375
150,000	Province of Argentina	7.88%	^	04/26/2021	142,500
500,000	Province of New Brunswick	2.75%		06/15/2018	523,635
300,000	Province of Ontario	2.30%		05/10/2016	311,123
200,000	Province of Ontario	4.95%		11/28/2016	232,273
2,700,000	Republic of Chile	3.25%		09/14/2021	2,639,250
1,950,000	United Mexican States	5.63%		01/15/2017	2,182,050

	Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $17,638,070)				17,620,412

US GOVERNMENT/ AGENCY MORTGAGE BACKED SECURITIES 23.1%

	Federal Home Loan Mortgage Corporation,
6,485,481	Pool #G01840	5.00%		07/01/2035	6,992,228
5,551,768	Pool #G04817	5.00%		09/01/2038	5,962,136
1,476,004	Pool #U60299	4.00%		11/01/2040	1,547,344
571,033	Series 2692-SC	12.83%	# I/F	07/15/2033	619,147
5,300,000	Series 2722-PS	9.63%	# I/F	12/15/2033	6,211,708
437,975	Series 2750-ZT	5.00%		02/15/2034	496,813
1,174,544	Series 3002-SN	6.27%	# I/F I/O	07/15/2035	213,762
501,684	Series 3045-DI	6.50%	# I/F I/O	10/15/2035	92,812
1,039,253	Series 3116-Z	5.50%		02/15/2036	1,193,318
128,503	Series 3117-ZN	4.50%		02/15/2036	141,452
1,288,706	Series 3203-ZC	5.00%		07/15/2036	1,506,582
955,260	Series 3275-SC	5.85%	# I/F I/O	02/15/2037	116,959
1,435,629	Series 3423-GS	5.42%	# I/F I/O	03/15/2038	153,920
1,435,629	Series 3423-SG	5.42%	# I/F I/O	03/15/2038	153,920
1,119,434	Series 3524-LB	6.00%	#	06/15/2038	1,191,670
4,995,496	Series 3562-WS	4.72%	# I/F I/O	08/15/2039	435,108
2,694,008	Series 3582-SA	5.77%	# I/F I/O	10/15/2049	291,994
2,214,115	Series 3606-CS	6.12%	# I/F I/O	12/15/2039	285,020
1,304,975	Series 3616-SG	6.12%	# I/F I/O	03/15/2032	229,461
2,804,654	Series 3666-SC	5.54%	# I/F I/O	05/15/2040	311,071
537,954	Series 3666-VZ	5.50%		08/15/2036	652,353
1,452,155	Series 3688-CM	4.00%		07/15/2029	1,511,195
971,613	Series 3745-ST	9.54%	# I/F	10/15/2040	983,238
3,004,879	Series 3745-SY	9.54%	# I/F	10/15/2040	3,131,225
2,773,613	Series 3758-SL	5.39%	# I/F	05/15/2039	2,785,531
2,406,256	Series 3779-DZ	4.50%		12/15/2040	2,390,088
1,400,000	Series 3779-YA	3.50%		12/15/2030	1,453,813
489,530	Series 3780-BS	9.44%	# I/F	12/15/2040	494,842
1,050,569	Series 3780-YS	9.44%	# I/F	12/15/2040	1,067,983
1,442,552	Series 3786-SG	9.04%	# I/F	01/15/2041	1,448,554
2,907,986	Series 3793-SA	9.34%	# I/F	01/15/2041	2,983,712
2,053,960	Series 3795-VZ	4.00%		01/15/2041	2,120,231
1,459,596	Series 3798-SD	9.14%	# I/F	12/15/2040	1,498,766
650,570	Series 3805-KS	9.04%	# I/F	02/15/2041	651,291
1,548,792	Series 3806-CZ	5.50%		07/15/2034	1,873,534
1,156,635	Series 3808-DB	3.50%		02/15/2031	1,167,478
4,090,848	Series 3818-CZ	4.50%		03/15/2041	4,303,613
2,040,180	Series 3819-ZU	5.50%		07/15/2034	2,424,920
3,736,782	Series 3824-EY	3.50%		03/15/2031	3,771,814
2,798,399	Series 3828-SW	12.51%	# I/F	02/15/2041	2,868,777
4,073,839	Series 3863-ZA	5.50%		08/15/2034	4,775,309
3,020,033	Series 3888-ZG	4.00%		07/15/2041	3,056,872
2,182,635	Series 3910-GZ	5.00%		08/15/2041	2,419,874
1,383,578	Series R003-ZA	5.50%		10/15/2035	1,601,581

	Federal National Mortgage Association,
660,451	Series 2003-117-KS	6.87%	# I/F I/O	08/25/2033	73,619
2,993,592	Series 2003-92-PZ	5.00%		09/25/2033	3,411,067

20	DoubleLine Funds	See Accompanying Notes

(Unaudited) September 30, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Federal National Mortgage Association, (Cont.)
$500,000	Series 2003-W17-1A7	5.75%		08/25/2033	588,826
2,041,411	Series 2006-101-SA	6.35%	# I/F I/O	10/25/2036	325,422
1,003,802	Series 2006-56-SM	6.52%	# I/F I/O	07/25/2036	179,993
1,229,119	Series 2007-116-BI	6.02%	# I/F I/O	05/25/2037	198,749
3,053,279	Series 2007-30-OI	6.21%	# I/F I/O	04/25/2037	507,427
4,747,459	Series 2008-14-ZA	5.50%		03/25/2038	5,532,468
409,583	Series 2008-29-ZA	4.50%		04/25/2038	445,883
1,499,886	Series 2008-62-SC	5.77%	# I/F I/O	07/25/2038	159,014
3,801,421	Series 2009-111-EZ	5.00%		01/25/2040	4,076,926
685,038	Series 2009-111-SE	6.02%	# I/F I/O	01/25/2040	82,287
341,272	Series 2009-16-MZ	5.00%		03/25/2029	383,283
1,730,963	Series 2009-48-WS	5.72%	# I/F I/O	07/25/2039	205,801
7,730,324	Series 2009-62-PS	5.87%	# I/F I/O	08/25/2039	951,375
1,750,384	Series 2009-83-Z	4.50%		10/25/2039	1,891,118
279,040	Series 2010-101-ZH	4.50%		07/25/2040	303,622
1,744,400	Series 2010-109-BS	52.56%	# I/F	10/25/2040	2,607,315
1,561,112	Series 2010-112-ZA	4.00%		10/25/2040	1,548,716
1,382,059	Series 2010-121-SD	4.27%	# I/F I/O	10/25/2040	160,196
813,126	Series 2010-137-VS	14.34%	# I/F	12/25/2040	858,564
2,060,806	Series 2010-150-ZA	4.00%		01/25/2041	2,082,735
1,865,914	Series 2010-31-SA	4.77%	# I/F I/O	04/25/2040	159,645
1,371,132	Series 2010-34-PS	4.70%	# I/F I/O	04/25/2040	114,402
1,616,105	Series 2010-35-SP	6.12%	# I/F I/O	04/25/2050	190,470
1,174,943	Series 2010-35-SV	6.22%	# I/F I/O	04/25/2040	136,111
1,250,000	Series 2010-59-PS	6.22%	# I/F I/O	03/25/2039	161,812
1,773,286	Series 2010-59-SC	4.77%	# I/F I/O	01/25/2040	166,015
320,637	Series 2010-64-EZ	5.00%		06/25/2040	365,707
2,811,933	Series 2010-90-GS	5.77%	# I/F I/O	08/25/2040	327,734
222,485	Series 2010-99-SG	24.89%	# I/F	09/25/2040	292,238
2,000,000	Series 2011-18-S	9.01%	# I/F	03/25/2041	1,978,328
1,533,918	Series 2011-25-KY	3.00%		04/25/2026	1,548,298
1,000,000	Series 2011-29-AL	3.50%		04/25/2031	1,009,219
2,018,375	Series 2011-72-LZ	5.50%		04/25/2037	2,443,485
2,516,694	Series 2011-77-CZ	4.00%		08/25/2041	2,469,724
1,923,905	Series 2011-87-US	13.29%	# I/F	09/25/2041	1,914,586
2,479,585	Series 2011-88-SB	8.86%	# I/F	09/25/2041	2,363,122
2,394,260	Series 400-S4	5.22%	# I/F I/O	11/25/2039	268,045

	Federal National Mortgage Association Pass-Thru,
1,297,477	Pool #555743	5.00%		09/01/2033	1,402,465
1,076,216	Pool #735382	5.00%		04/01/2035	1,162,963
6,590,150	Pool #735484	5.00%		05/01/2035	7,116,196
799,251	Pool #931104	5.00%		05/01/2039	868,947
3,583,281	Pool #AB2123	4.00%		01/01/2031	3,793,015
885,676	Pool #AB2370	4.50%		09/01/2035	925,300
192,371	Pool #AC1032	5.00%		06/01/2040	202,106
122,565	Pool #AD2177	4.50%		06/01/2030	130,499
5,745,565	Pool #AH7309	4.00%		02/01/2031	6,081,860
430,621	Pool #MA0282	5.00%		12/01/2039	466,945
3,232,334	Pool #MA0353	4.50%		03/01/2030	3,441,594
490,633	Pool #MA0468	5.00%		07/01/2040	515,461

	Government National Mortgage Association,
271,875	Series 2003-67-SP	6.87%	# I/F I/O	08/20/2033	100,930
923,920	Series 2008-82-SM	5.82%	# I/F I/O	09/20/2038	112,023
3,886,724	Series 2009-35-DZ	4.50%		05/20/2039	4,221,954
3,828,965	Series 2009-75-GZ	4.50%		09/20/2039	4,172,945
4,419,765	Series 2009-75-HZ	5.00%		09/20/2039	5,027,919
319,549	Series 2010-25-ZB	4.50%		02/16/2040	330,163

	Total US Government/ Agency Mortgage Backed Securities (Cost $152,729,714)				162,139,651

PRINCIPAL AMOUNT / SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT BONDS AND NOTES 20.0%
$12,500,000	United States Treasury Bonds	8.00%		11/15/2021	19,525,388
4,000,000	United States Treasury Bonds	6.13%		11/15/2027	5,895,625
12,800,000	United States Treasury Bonds	4.38%		11/15/2039	16,457,997
15,329,544	United States Treasury Notes	3.00%		07/15/2012	15,765,486
13,350,000	United States Treasury Notes	0.63%		02/28/2013	13,428,231
11,650,000	United States Treasury Notes	1.88%		04/30/2014	12,095,065
5,550,000	United States Treasury Notes	1.25%		10/31/2015	5,668,370
17,250,000	United States Treasury Notes	1.50%		07/31/2016	17,716,388
17,600,000	United States Treasury Notes	2.75%		11/30/2016	19,148,254
6,000,000	United States Treasury Notes	2.38%		07/31/2017	6,403,594
8,000,000	United States Treasury Notes	2.38%		05/31/2018	8,516,250

	Total US Government Note/Bond (Cost $137,835,187)				140,620,648

SHORT TERM INVESTMENTS 7.4%
7,600,000	Federal Home Loan Bank Bonds	0.30%		09/10/2012	7,601,847
3,850,000	Federal Home Loan Mortgage Corporation Notes	0.63%		12/28/2012	3,865,454
5,000,000	Federal National Mortgage Association Notes	5.25%		08/01/2012	5,207,480
35,106,913	Fidelity Institutional Government Portfolio	0.01%	[1]		35,106,913

	Total Short Term Investments (Cost $51,772,978)				51,781,694

	Total Investments 98.7% (Cost $684,977,817)				694,138,041
	Other Assets in Excess of Liabilities 1.3%				9,371,284

	NET ASSETS 100.0%				$703,509,325

PORTFOLIO HOLDINGS as % of Net Assets
US Government / Agency Mortgage Backed Securities	23.1%
US Government Bonds and Notes	20.0%
Non-Agency Collateralized Mortgage Obligations	19.5%
US Corporate Bonds	15.8%
Foreign Corporate Bonds	10.4%
Short Term Investments	7.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.5%
Other Assets and Liabilities	1.3%

100.0%

#	Variable rate security. Rate disclosed as of September 30, 2011.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At September 30, 2011, the value of these securities amounted to $37,530,571 or 5.3% of net assets.
1	Seven-day yield as of September 30, 2011
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates

See Accompanying Notes	Semi-Annual Report	September 30, 2011	21

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund	(Unaudited) September 30, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS 90.1%

ARGENTINA 8.7%
$5,000,000	Pan American Energy LLC	7.88%		05/07/2021	5,056,000
1,775,000	Petrobras Energia S.A.	5.88%		05/15/2017	1,810,500
1,700,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	1,547,000
3,673,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	3,342,430
3,500,000	YPF Sociedad Anonima	10.00%		11/02/2028	3,902,500

					15,658,430

BRAZIL 14.6%
100,000	Banco do Brazil S.A.	5.88%		01/26/2022	96,250
500,000	Banco do Nordeste	3.63%		11/09/2015	497,500
7,700,000	Cosan Overseas Ltd.	8.25%		11/05/2015	7,315,000
1,380,000	Globo Communicacao e Participacoes S.A.	6.25%	#	07/20/2015	1,417,950
2,862,000	Globo Communicacao e Participacoes S.A.	7.25%		04/26/2022	2,976,480
4,100,000	Gol Finance	9.25%		07/20/2020	3,444,000
200,000	JBS Finance II Ltd.	8.25%	^	01/29/2018	167,000
1,700,000	JBS Finance II Ltd.	8.25%		01/29/2018	1,419,500
1,000,000	JBS S.A.	10.50%		08/04/2016	960,000
2,400,000	Marfrig Holdings B.V.	8.38%	^	05/09/2018	1,536,000
1,800,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	1,440,000
1,400,000	Odebrecht Finance Ltd.	7.50%		09/14/2015	1,373,750
100,000	Petrobras International Finance Company	3.88%		01/27/2016	100,200
200,000	Tam Capital 3, Inc.	8.38%	^	06/03/2021	186,000
500,000	Vale Overseas Ltd.	4.63%		09/15/2020	487,350
2,700,000	Virgolino de Oliveira Finance Ltd.	10.50%		01/28/2018	2,497,500

					25,914,480

CHILE 6.6%
5,700,000	AES Gener S.A.	5.25%	^	08/15/2021	5,545,992
5,000,000	Automotores Gildemeister S.A.	8.25%	^	05/24/2021	4,787,500
1,000,000	Automotores Gildemeister S.A.	8.25%		05/24/2021	957,500
200,000	Cencosud S.A.	5.50%	^	01/20/2021	201,313
200,000	National Copper Corporation	3.75%		11/04/2020	199,823
100,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	105,164

					11,797,292

CHINA 1.0%
200,000	Hongkong Electric Company Ltd.	4.25%		12/14/2020	199,387
500,000	Hutchison Whampoa International Ltd.	6.00%	#	10/28/2015	481,250
1,000,000	MCE Finance Ltd.	10.25%		05/15/2018	1,065,000

					1,745,637

COLOMBIA 3.8%
500,000	Bancolombia S.A.	5.95%	^	06/03/2021	488,750
1,100,000	Drummond Company, Inc.	7.38%		02/15/2016	1,119,250
200,000	Gruposura Finance	5.70%	^	05/18/2021	196,000
4,621,000	Pacific Rubiales Energy	8.75%		11/10/2016	5,077,324

					6,881,324

DOMINICAN REPUBLIC 3.7%
600,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	600,000
5,935,000	Ege Haina Finance Company	9.50%		04/26/2017	6,024,025

					6,624,025

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
EL SALVADOR 1.6%
$2,600,000	MMG Fiduc (AES El Salvador)	6.75%		02/01/2016	2,561,000
400,000	Telemovil Finance Company Ltd.	8.00%	^	10/01/2017	392,000

					2,953,000

GUATEMALA 0.5%
875,000	Industrial Trust	8.25%	^	07/27/2021	901,250

					901,250

INDIA 0.3%
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	575,717

					575,717

JAMAICA 0.9%
1,100,000	Digicel Group Ltd.	8.25%	^	09/01/2017	1,045,000
600,000	Digicel Group Ltd.	8.25%		09/01/2017	570,000

					1,615,000

KAZAKHSTAN 4.3%
700,000	BTA Bank	10.75%	#	07/01/2018	315,000
3,700,000	Development Bank of Kazakhstan	6.00%		03/23/2026	3,242,384
2,500,000	Eurasian Development Bank	7.38%		09/29/2014	2,556,200
2,000,000	Kazkommertsbank JSC	8.50%	^	05/11/2018	1,620,000

					7,733,584

MEXICO 14.0%
650,000	America Movil S.A.B. de C.V.	6.13%		03/30/2040	682,500
500,000	Banco Mercantil del Norte	4.38%		07/19/2015	502,500
4,800,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	4,752,000
1,500,000	C10 Capital Ltd.	6.72%	#	12/31/2016	712,500
5,800,000	Controladora Comercial Mexicana S.A.B. de C.V.	7.00%		06/30/2018	5,539,000
5,500,000	Empresas ICA Sociedad	8.90%		02/04/2021	4,895,000
2,859,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	2,859,000
1,713,000	Grupo Famsa S.A.B. de C.V.	11.00%		07/20/2015	1,704,435
1,550,000	Ixe Banco S.A.	9.25%		10/14/2020	1,728,250
525,000	Ixe Banco S.A.	9.75%		12/29/2041	535,500
1,150,000	Sigma Alimentos S.A.	6.88%		12/16/2019	1,196,000

					25,106,685

PANAMA 0.1%
100,000	AES Panama S.A.	6.35%		12/21/2016	107,500

					107,500

PERU 13.6%
1,000,000	Banco de Credito del Peru	4.75%		03/16/2016	975,000
200,000	Banco de Credito del Peru	6.88%	#^	09/16/2026	198,000
3,135,000	Banco de Credito del Peru	9.75%	#	11/06/2069	3,542,550
300,000	Banco International del Peru	8.50%	#^	04/23/2070	306,000
2,816,000	Banco International del Peru	8.50%	#	04/23/2070	2,872,320
1,350,000	Continental Banco Trust	7.38%	#^	10/07/2040	1,309,500
2,360,000	Continental Banco Trust	7.38%	#	10/07/2040	2,289,200
5,555,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	5,610,550
1,615,381	Iirsa Norte Finance Ltd.	8.75%		05/30/2024	1,865,765
1,900,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	1,881,000
600,000	Inkia Energy Ltd.	8.38%		04/04/2021	594,000
3,000,000	Southern Copper Corporation	6.75%		04/16/2040	2,977,500

					24,421,385

22	DoubleLine Funds	See Accompanying Notes

Schedule of Investments  DoubleLine Emerging Markets Fixed Income Fund  (Contd.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
QATAR 2.4%
$500,000	Qtel International Finance Ltd.	3.38%		10/14/2016	502,813
3,500,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	3,867,500

					4,370,313

RUSSIA 6.1%
900,000	ABH Financial Ltd.	8.20%		06/25/2012	907,650
750,000	Gaz Capital S.A.	5.09%		11/29/2015	742,500
900,000	Industry & Construction Bank	5.01%	#	09/29/2015	825,255
1,500,000	Kuznetski Capital S.A.	5.97%	#	11/25/2015	1,327,500
2,200,000	OJSC Russ-Bank	6.00%	#^	06/03/2021	1,892,000
1,300,000	Transneft	5.67%		03/05/2014	1,309,100
1,200,000	VimpelCom Ltd.	7.75%	^	02/02/2021	1,009,440
1,300,000	VimpelCom Ltd.	7.75%		02/02/2021	1,093,560
2,100,000	VimpelCom Ltd.	7.50%	^	03/01/2022	1,695,750
100,000	VTB Capital S.A.	6.55%		10/13/2020	93,065

					10,895,820

SINGAPORE 0.3%
500,000	Oversea-Chinese Banking Corporation	4.25%	#	11/18/2019	513,586

					513,586

SOUTH AFRICA 5.9%
4,330,000	Anglogold Holdings PLC	6.50%		04/15/2040	4,126,113
2,000,000	Gold Fields Orogen Holdings	4.88%	^	10/07/2020	1,844,616
5,000,000	Gold Fields Orogen Holdings	4.88%		10/07/2020	4,611,540

					10,582,269

SOUTH KOREA 0.3%
500,000	Industrial Bank of Korea	3.75%		09/29/2016	490,025

					490,025

THAILAND 1.4%
2,250,000	PTTEP Canada International Finance Ltd.	5.69%	^	04/05/2021	2,290,500
250,000	PTTEP Canada International Finance Ltd.	5.69%		04/05/2021	254,500

					2,545,000

	Total Foreign Corporate Bonds (Cost $172,711,858)				161,432,322

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES 1.3%

ARGENTINA 0.8%
1,550,000	Province of Argentina	7.88%	^	04/26/2021	1,472,500

					1,472,500

PRINCIPAL AMOUNT/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
CHILE 0.3%
$500,000	Republic of Chile	3.25%		09/14/2021	488,750

					488,750

SOUTH KOREA 0.2%
400,000	Export-Import Bank of Korea	3.75%		10/20/2016	392,152

					392,152

	Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $2,476,540)				2,353,402

SHORT TERM INVESTMENTS 7.1%
12,777,887	Fidelity Institutional Government Portfolio	0.01%	[1]		12,777,887

	Total Short Term Investments (Cost $12,777,887)				12,777,887

	Total Investments 98.5% (Cost $187,966,285)				176,563,611
	Other Assets in Excess of Liabilities 1.5%				2,670,901

	NET ASSETS 100.0%				$179,234,512

PORTFOLIO HOLDINGS as % of Net Assets
Argentina	9.5%
Brazil	14.6%
Chile	6.9%
China	1.0%
Colombia	3.8%
Dominican Republic	3.7%
El Salvador	1.6%
Guatemala	0.5%
India	0.3%
Jamaica	0.9%
Kazakhstan	4.3%
Mexico	14.0%
Panama	0.1%
Peru	13.6%
Qatar	2.4%
Russia	6.1%
Singapore	0.3%
South Africa	5.9%
South Korea	0.5%
Thailand	1.4%

91.4%

Short Term Investments	7.1%
Other Assets and Liabilities	1.5%

100.0%

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At September 30, 2011, the value of these securities amounted to $32,513,111 or 18.1% of net assets.
1	Seven-day yield as of September 30, 2011
#	Variable rate security. Rate disclosed as of September 30, 2011.

See Accompanying Notes	Semi-Annual Report	September 30, 2011	23

Schedule of Investments (Consolidated) DoubleLine Multi-Asset Growth Fund	(Unaudited) September 30, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 12.2%

	Banc of America Commercial Mortgage, Inc.,
$1,823,766	Series 2004-5-XP	0.71%	# I/O	11/10/2041	1,344

	BCAP LLC Trust,
94,519	Series 2007-AA2-2A5	6.00%		04/25/2037	65,493
106,000	Series 2010-RR6-1A20	9.46%	#^	08/26/2022	106,133

	Bear Stearns Commercial Mortgage Securities, Inc.,
500,000	Series 2002-TOP8-A2	4.83%		08/15/2038	510,016
100,000	Series 2005-PW10-AM	5.45%	#	12/11/2040	95,670

	Chaseflex Trust,
430,000	Series 2007-M1-2F4	6.35%	#	08/25/2037	329,214

	Citi Mortgage Alternative Loan Trust,
617,356	Series 2007-A6-1A11	6.00%		06/25/2037	425,839

	Citicorp Residential Mortgage Securities, Inc.,
63,298	Series 2006-2-A3	5.56%	#	09/25/2036	63,166

	Citigroup Commercial Mortgage Trust,
560,881	Series 2004-C2-XP	1.10%	#^ I/O	10/15/2041	961

	Commercial Mortgage Asset Trust,
100,000	Series 1999-C1-B	7.23%	#	01/17/2032	105,130

	Countrywide Alternative Loan Trust,
213,243	Series 2006-32CB-A16	5.50%		11/25/2036	156,854
53,824	Series 2007-17CB-1A10	28.82%	# I/F	08/25/2037	86,285
35,115	Series 2007-21CB-2A2	27.46%	# I/F	09/25/2037	52,964

	Countrywide Home Loans,
35,000	Series 2007-4-1A5	6.50%		05/25/2037	27,797

	Credit Suisse First Boston Mortgage Securities Corporation,
88,252	Series 2002-CKS4-A2	5.18%		11/15/2036	89,919

	Credit Suisse Mortgage Capital Certificates,
67,047	Series 2006-9-4A1	6.00%		11/25/2036	60,256

	Deutsche Mortgage Securities, Inc.,
132,686	Series 2006-PR1-5AI4	11.80%	#^ I/F	04/15/2036	140,025

	First Horizon Alternative Mortgage Securities,
125,264	Series 2007-FA2-1A3	6.00%		04/25/2037	86,282

	GMAC Commercial Mortgage Securities, Inc.,
7,609	Series 2004-C2-A2	4.76%		08/10/2038	7,605

	GSAA Home Equity Trust,
1,000,000	Series 2006-15-AF3B	5.93%	#	09/25/2036	234,038

	GSR Mortgage Loan Trust,
449,529	Series 2006-2F-2A20	10.88%	# I/F	02/25/2036	442,892

	JP Morgan Alternative Loan Trust,
74,278	Series 2005-S1-2A11	6.00%		12/25/2035	60,846

	JP Morgan Chase Commercial Mortgage Securities Corporation,
37,190	Series 2002-CIB5-A1	4.37%		10/12/2037	37,298

	JP Morgan Mortgage Acquisition Corporation,
200,000	Series 2006-CH2-AF3	5.46%	#	10/25/2036	106,343

	LB-UBS Commercial Mortgage Trust,
6,742	Series 2005-C2-A3	4.91%		04/15/2030	6,762
94,944	Series 2006-C7-A2	5.30%		11/15/2038	95,271

	Lehman Mortgage Trust,
222,768	Series 2006-4-1A3	5.17%	# I/F I/O	08/25/2036	35,203
13,922	Series 2006-4-1A4	6.00%		08/25/2036	9,410
116,777	Series 2007-5-11A1	6.04%	#	06/25/2037	73,341

	Morgan Stanley Capital, Inc.,
44,078	Series 2001-TOP5-A4	6.39%		10/15/2035	44,076
364,365	Series 2004-HQ3-A3	4.49%		01/13/2041	366,897
20,885,888	Series 2005-HQ6-X2	0.63%	# I/O	08/13/2042	193,194
268,230	Series 2005-T17-A4	4.52%		12/13/2041	268,052
390,238	Series 2006-IQ12-ANM	5.31%		12/15/2043	389,605
63,481,700	Series 2007-IQ16-X2	0.38%	#^ I/O	12/12/2049	520,677

	Residential Accredit Loans, Inc.,
9,314	Series 2006-QS13-1A8	6.00%		09/25/2036	5,511
105,863	Series 2006-QS7-A4	0.63%	#	06/25/2036	46,661
317,589	Series 2006-QS7-A5	5.37%	# I/F I/O	06/25/2036	45,331

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Residential Accredit Loans, Inc., (Cont.)
$198,524	Series 2006-QS8-A4	0.68%	#	08/25/2036	95,209
595,573	Series 2006-QS8-A5	5.32%	# I/F I/O	08/25/2036	87,194

	Residential Asset Mortgage Products, Inc.,
4,275	Series 2004-RS9-AI4	4.77%	#	10/25/2032	3,614

	Residential Asset Securitization Trust,
35,000	Series 2005-A12-A12	5.50%		11/25/2035	29,934

	Salomon Brothers Mortgage Securities,
158,145	Series 2002-KEY2-A2	4.47%		03/18/2036	158,977

	Wachovia Bank Commercial Mortgage Trust,
263,492	Series 2006-C23-APB	5.45%		01/15/2045	265,395

	WF-RBS Commercial Mortgage Trust,
6,739,721	Series 2011-C3-XA	1.92%	#^ I/O	03/15/2044	616,550

	Total Non-Agency Collateralized Mortgage Obligations (Cost $6,724,937)				6,649,234

FOREIGN CORPORATE BONDS 3.8%
200,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	200,000
100,000	Automotores Gildemeister S.A.	8.25%	^	05/24/2021	95,750
100,000	BTA Bank	10.75%	#	07/01/2018	45,000
100,000	C10 Capital Ltd.	6.72%	#	12/31/2016	47,500
100,000	Continental Banco Trust	7.38%	#	10/07/2040	97,000
100,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	101,000
100,000	Cosan Overseas Ltd.	8.25%		11/05/2015	95,000
100,000	Development Bank of Kazakhstan	6.00%		03/23/2026	87,632
100,000	Ege Haina Finance Company	9.50%		04/26/2017	101,500
100,000	Empresas ICA Sociedad	8.90%		02/04/2021	89,000
150,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	150,000
100,000	Grupo Famsa S.A.B. de C.V.	11.00%		07/20/2015	99,500
100,000	Industrial Sub Trust	8.25%	^	07/27/2021	103,000
200,000	Marfrig Holdings B.V.	8.38%	^	05/09/2018	128,000
100,000	Minerva Overseas Ltd	10.88%		11/15/2019	80,000
200,000	Tam Capital 3, Inc.	8.38%	^	06/03/2021	186,000
200,000	VimpelCom Ltd.	7.50%	^	03/01/2022	161,500
100,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	91,000
80,000	YPF Sociedad Anonima	10.00%		11/02/2028	89,200

	Total Foreign Corporate Bonds (Cost $2,364,266)				2,047,582

US GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES 3.5%

	Federal Home Loan Mortgage Corporation,
242,016	Series 3261-SA	6.20%	# I/F I/O	01/15/2037	36,835
486,610	Series 3355-BI	5.82%	# I/F I/O	08/15/2037	70,481
499,550	Series 3562-WS	4.72%	# I/F I/O	08/15/2039	43,511
141,013	Series 3738-MS	11.41%	# I/F	10/15/2040	149,869
220,107	Series 3739-LS	9.54%	# I/F	10/15/2040	227,876
75,484	Series 3779-DZ	4.50%		12/15/2040	74,977
48,953	Series 3780-BS	9.44%	# I/F	12/15/2040	49,484
98,955	Series 3780-YS	9.44%	# I/F	12/15/2040	100,595
161,555	Series 3793-SB	9.92%	# I/F	01/15/2041	164,503

	Federal National Mortgage Association,
425,294	Series 2006-101-SA	6.35%	# I/F I/O	10/25/2036	67,796
207,550	Series 2006-123-LI	6.09%	# I/F I/O	01/25/2037	28,034
67,877	Series 2009-49-S	6.52%	# I/F I/O	07/25/2039	9,519
101,732	Series 2010-155-SA	9.56%	# I/F	01/25/2041	105,208
232,708	Series 2011-14-US	7.81%	# I/F	03/25/2041	230,937

	Government National Mortgage Association,
159,123	Series 2009-6-SM	5.72%	# I/FI/O	02/20/2038	19,775
100,000	Series 2011-12-PO	0.00%	P/O	12/20/2040	76,860

24	DoubleLine Funds	See Accompanying Notes

Schedule of Investments (Consolidated)  DoubleLine Multi-Asset Growth Fund  (Contd.)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Government National Mortgage Association, (Cont.)
$157,016	Series 2011-14-SM	9.24%	# I/F	08/16/2040	158,977
250,000	Series 2011-7-LS	9.42%	# I/F	12/20/2040	265,833

	Total US Government / Agency Mortgage Backed Securities (Cost $1,503,137)				1,881,070

INVESTMENT COMPANIES AND EXCHANGE TRADED NOTES 20.8%
25,000	Hugoton Royalty Trust				531,250
5,700	iPath Dow Jones-UBS Agriculture Total Return Sub-Index ETN*				296,514
17,450	iPath Dow Jones-UBS Commodity Index Total Return ETN*				728,363
25,500	iShares Barclays 1-3 Year Trust				2,156,535
11,000	Market Vectors Gold Miners ETF				607,090
700	ProShares UltraShort Russell 2000*				40,859
18,622	San Juan Basin Royalty Trust				427,747
29,000	SPDR Dow Jones Industrial Average ETF				3,158,390
6,350	SPDR Gold Trust*				1,003,808
26,700	Vanguard Short-Term Bond ETF				2,173,914
5,000	WisdomTree Asia Local Debt Fund				247,105

	Total Investment Companies and Exchange Traded Notes (Cost $12,049,717)				11,371,575

MUTUAL FUNDS 29.3% (a)
224,234	Doubleline Core Fixed Income Fund				2,448,634
124,178	Doubleline Emerging Markets Fixed Income Fund				1,251,719
1,093,204	Doubleline Total Return Bond Fund				12,243,882

	Total Mutual Funds (Cost $15,851,665)				15,944,235

CONTRACTS (100 SHARES PER CONTRACT)	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
PURCHASED OPTIONS 0.1%

	Crude Oil Europe,
5	Expiration 11/15/2013, Strike Price $130			16,000

	Total Purchased Options (Cost $22,518)			16,000

PRINCIPAL AMOUNT/ SHARES
SHORT TERM INVESTMENTS 30.8%

16,823,719	Fidelity Institutional Government Portfolio	0.01%[1]		16,823,719

	Total Short Term Investments (Cost $16,823,719)			16,823,719

	Total Investments 100.5% (Cost $55,339,959)			54,733,415
	Liabilities in Excess of Other Assets (0.5)%			(234,787)

	NET ASSETS 100.0%			$54,498,628

PORTFOLIO HOLDINGS as % of Net Assets
Short Term Investments	30.8%
Mutual Funds	29.3%
Investment Companies and Exchange Traded Notes	20.8%
Non-Agency Collateralized Mortgage Obligations	12.2%
Foreign Corporate Bonds	3.8%
US Government / Agency Mortgage Backed Securities	3.5%
Purchased Options	0.1%
Other Assets and Liabilities	(0.5)%

100.0%

#	Variable rate security. Rate disclosed as of September 30, 2011.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At September 30, 2011, the value of these securities amounted to $2,058,596 or 3.8% of net assets.
1	Seven-day yield as of September 30, 2011
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
P/O	Principal only security
*	Non-Income producing
(a)	Institutional class shares of each Fund

Futures Contracts
Contracts	Security Description	Type	Expiration Month	Unrealized Appreciation (Depreciation)
4	Copper Future	Sell	10/2011	$114,788
10	Australian Future	Sell	12/2011	70,729

				$185,517

See Accompanying Notes	Semi-Annual Report	September 30, 2011	25

(Unaudited) September 30, 2011

Credit Default Swaps - Buy Protection
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Markit MCDX Index	Goldman Sachs	10,000,000	12/20/2015	$116,421
French Republic	Morgan Stanley	2,000,000	09/20/2016	67,592
Spain	Morgan Stanley	1,000,000	06/20/2016	43,067
Austria	Morgan Stanley	2,000,000	12/20/2016	(4,938)

				$222,142

Investment in Affiliates

Generally, an issuer is an affiliated person of a Fund under the Investment Company Act of 1940 if the Fund holds 5% or more of the outstanding voting securities of the issuer or if the issuer is under common control with the Fund.

A summary of DoubleLine Multi-Asset Growth Fund’s investments in affiliated mutual funds for the period ended September 30, 2011, is as follows:

Fund	Value at March 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value at September 30, 2011	Dividend Income Earned in the Period Ended September 30, 2011
DoubleLine Total Return Bond Fund	$4,026,705	$8,066,189	$—	1,093,204	$12,243,882	$369,024
DoubleLine Core Fixed Income Fund	794,960	1,606,126	—	224,234	2,448,634	39,006
DoubleLine Emerging Markets Fixed Income Fund	134,239	1,191,620	—	124,178	1,251,719	26,811

	$4,955,904	$10,863,935	$—	1,441,616	$15,944,235	$434,841

26	DoubleLine Funds	See Accompanying Notes

Statements of Assets and Liabilities	(Unaudited) September 30, 2011

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund

ASSETS
Investments in Unaffiliated Securities, at Value*	$10,232,640,786	$659,031,127	$163,785,724	$21,958,462	$—
Investments in Affiliated Securities, at Value*	—	—	—	15,944,233	—
Short-term Securities*	1,483,164,800	33,781,220	12,777,887	16,823,719	—
Cash	178,058,525	—	—	5,775	2,000,000
Receivable for Fund Shares Sold	157,598,728	28,075,359	2,131,308	153,473	—
Interest and Dividends Receivable	55,636,627	5,534,424	7,854,332	257,757	—
Prepaid Expenses and Other Assets	536,433	67,205	37,414	19,830	—
Receivable for Investments Sold	32,593	20,098,835	1,076,729	—	—
Swaps Premiums Paid	—	—	—	405,211	—
Unrealized Appreciation on Swaps	—	—	—	222,142	—
Deposit at Broker for Futures	—	—	—	51,060	—
Variation Margin Receivable	—	—	—	11,400	—
Total Assets	12,107,668,492	746,588,170	187,663,394	55,853,062	2,000,000

LIABILITIES
Payable for Investments Purchased	376,184,515	40,902,299	—	14,903	—
Distribution Payable	23,546,963	592,751	378,753	75,163	—
Payable for Fund Shares Redeemed	14,873,369	1,298,281	7,859,654	1,167,399	—
Investment Advisory Fees Payable	3,430,226	170,156	116,039	25,735	—
Accrued Expenses	897,999	50,279	40,902	49,077	—
Distribution Fees Payable	601,705	29,444	1,991	1,202	—
Administration Fees Payable	375,791	35,635	31,543	20,955	—
Total Liabilities	419,910,568	43,078,845	8,428,882	1,354,434	—
Net Assets	$11,687,757,924	$703,509,325	$179,234,512	$54,498,628	$2,000,000

NET ASSETS CONSIST OF:
Paid-in Capital	$11,498,007,692	$691,157,725	$187,981,834	$55,086,224	$2,000,000
Accumulated Net Realized Gain (Loss) on Investments	1,746,179	3,607,197	2,605,176	(522,060)	—
Undistributed (Accumulated) Net Investment Income (Loss)	(36,574,782)	(415,820)	50,177	129,068	—
Net Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	224,578,835	9,160,223	(11,402,675)	(694,829)	—
Investments in Affiliated Securities	—	—	—	92,568	—
Futures	—	—	—	185,515	—
Swaps	—	—	—	222,142	—
Net Assets	$11,687,757,924	$703,509,325	$179,234,512	$54,498,628	$2,000,000

*Identified Cost:
Investments in Unaffiliated Securities	$10,008,061,951	$649,870,904	$175,188,399	$22,653,291	$—
Investments in Affiliated Securities	—	—	—	15,851,665	—
Short-term Securities	1,483,164,800	35,106,913	12,777,887	16,823,719	—

Class I (unlimited shares authorized):
Net Assets	$8,304,010,610	$490,733,091	$141,829,951	$31,992,562	$1,900,000
Shares Outstanding	741,509,327	44,942,011	14,066,807	3,193,421	190,000
Net Asset Value, Offering and Redemption Price per Share	$11.20	$10.92	$10.08	$10.02	$10.00

Class N (unlimited shares authorized):
Net Assets	$3,383,747,314	$212,776,234	$37,404,561	$—	$100,000
Shares Outstanding	302,209,395	19,495,079	3,709,116	—	10,000
Net Asset Value, Offering and Redemption Price per Share	$11.20	$10.91	$10.08	$—	$10.00

Class A (unlimited shares authorized):
Net Assets	$—	$—	$—	$22,506,066	$—
Shares Outstanding	—	—	—	2,250,205	—
Net Asset Value, Offering and Redemption Price per Share	$—	$—	$—	$10.00	$—

See Accompanying Notes	Semi-Annual Report	September 30, 2011	27

Statements of Operations	(Unaudited) Six Months Ended September 30, 2011

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)

INVESTMENT INCOME
Income:
Interest	$346,781,691	$9,876,545	$6,623,529	$483,443
Dividends from Unaffiliated Securities	—	—	—	114,354
Dividends from Affiliated Securities	—	—	—	434,841
Total Investment Income	346,781,691	9,876,545	6,623,529	1,032,638
Expenses:
Investment Advisory Fees	16,673,100	684,884	695,782	195,141
Distribution Fees - Class N	2,857,840	110,106	52,701	—
Distribution Fees - Class A	—	—	—	18,778
Transfer Agent Expenses	1,663,460	86,218	81,910	64,653
Administration, Fund Accounting and Custodian Fees	955,108	87,186	92,699	38,760
Registration Fees	677,408	49,121	38,733	33,651
Professional Fees	335,879	21,269	19,072	82,743
Insurance Expenses	256,050	5,900	5,858	1,110
Shareholder Reporting Expenses	162,946	5,154	3,811	14,932
Trustees’ Fees and Expenses	95,163	3,507	1,721	4,812
Miscellaneous Expenses	4,689	2,053	2,478	15,753
Total Expenses	23,681,643	1,055,398	994,765	469,753
Less: Fees Waived	(405,573)	(106,309)	(59,966)	(220,698)
Net Expenses	23,276,070	949,089	934,799	249,055

Net Investment Income	323,505,621	8,927,456	5,688,730	783,583

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	1,584,907	3,780,138	2,096,693	(131,667)
Investments in Affiliated Securities	—	—	—	—
Futures	—	—	—	(292,300)
Swaps	—	—	—	(85,539)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Unaffiliated Securities	174,315,426	7,919,885	(12,728,980)	(782,364)
Investments in Affiliated Securities	—	—	—	124,395
Futures	—	—	—	192,205
Swaps	—	—	—	239,106
Net Realized and Unrealized Gain (Loss) on Investments	175,900,333	11,700,023	(10,632,287)	(736,164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$499,405,954	$20,627,479	$(4,943,557)	$47,419

28	DoubleLine Funds	See Accompanying Notes

Statements of Changes in Net Assets	(Unaudited)

	DoubleLine Total Return Bond Fund		DoubleLine Core Fixed Income Fund
	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[1]	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[2]

OPERATIONS
Net Investment Income	$323,505,621	$248,968,162	$8,927,456	$4,236,154
Net Realized Gain (Loss) on Investments	1,584,907	161,271	3,780,138	133,642
Net Change in Unrealized Appreciation (Depreciation) of Investments	174,315,426	50,263,409	7,919,885	1,249,229
Net Increase (Decrease) in Net Assets Resulting from Operations	499,405,954	299,392,842	20,627,479	5,619,025

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
Class I	(255,793,099)	(194,822,350)	(6,924,511)	(3,671,382)
Class N	(95,429,143)	(63,003,973)	(2,373,220)	(610,315)
Class A	—	—	—	—
From Net Realized Gain
Class I	—	—	—	(264,504)
Class N	—	—	—	(50,717)

Total Distributions to Shareholders	(351,222,242)	(257,826,323)	(9,297,731)	(4,596,918)

NET SHARE TRANSACTIONS
Class I	3,863,659,286	4,295,933,080	323,929,576	157,034,815
Class N	1,865,905,719	1,472,509,608	179,621,731	30,571,602
Class A	—	—	—	—
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	5,729,565,005	5,768,442,688	503,551,307	187,606,417

Total Increase (Decrease) in Net Assets	$5,877,748,717	$5,810,009,207	$514,881,055	$188,628,524

NET ASSETS
Beginning of Period	$5,810,009,207	—	$188,628,270	—
End of Period	$11,687,757,924	$5,810,009,207	$703,509,325	$188,628,524

Accumulated (Undistributed) Net Investment Gain (Loss)	$(36,574,782)	$13,919,090	$(415,820)	$135,227

[1]	Commencement of operations on April 6, 2010.
[2]	Commencement of operations on June 1, 2010.

See Accompanying Notes	Semi-Annual Report	September 30, 2011	29

Statements of Changes in Net Assets	(Unaudited)

	DoubleLine Emerging Markets Fixed Income Fund		DoubleLine Multi-Asset Growth Fund (Consolidated)
	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[1]	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[2]

OPERATIONS
Net Investment Income	$5,688,730	$3,330,162	$783,583	$70,964
Net Realized Gain (Loss) on Investments	2,096,693	776,327	(509,506)	(11,583)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(12,728,980)	1,310,372	(226,658)	32,054
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,943,557)	5,416,861	47,419	91,435

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
Class I	(4,420,970)	(2,716,962)	(432,804)	(30,216)
Class N	(1,237,575)	(593,209)		—
Class A	—	—	(256,341)	(7,225)
From Net Realized Gain
Class I	—	(206,130)	—	—
Class N	—	(45,119)		—
Class A			—

Total Distributions to Shareholders	(5,658,545)	(3,561,420)	(689,145)	(37,441)

NET SHARE TRANSACTIONS
Class I	43,859,541	104,635,717	10,234,676	22,086,396
Class N	13,473,807	26,012,770		—
Class A	—	—	16,705,988	6,059,300
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	57,333,348	130,648,487	26,940,664	28,145,696

Total Increase (Decrease) in Net Assets	$46,731,246	$132,503,928	$26,298,938	$28,199,690

NET ASSETS
Beginning of Period	$132,503,266	—	$28,199,690	—
End of Period	$179,234,512	$132,503,928	$54,498,628	$28,199,690

Accumulated (Undistributed) Net Investment Gain (Loss)	$50,177	$19,991	$129,068	$34,630

[1]	Commencement of operations on April 6, 2010.
[2]	Commencement of operations on December 20, 2010.

30	DoubleLine Funds	See Accompanying Notes

Financial Highlights	(Unaudited)

	DoubleLine Total Return Bond Fund
	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[1]	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[1]
	Class I	Class I	Class N	Class N

Net Asset Value, Beginning of Period	$10.96	$10.00	$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[4]	0.43	1.02	0.41	0.99
Net Gain (Loss) on Investments (Realized and Unrealized)	0.26	0.87	0.26	0.87
Total from Investment Operations	0.69	1.89	0.67	1.86

Less Distributions:
Distributions from Net Investment Income	(0.45)	(0.93)	(0.43)	(0.90)
Distributions from Net Realized Gain	—	—	—	—
Total Distributions	(0.45)	(0.93)	(0.43)	(0.90)
Net Asset Value, End of Period	$11.20	$10.96	$11.20	$10.96
Total Return[2]	6.37%	19.28%	6.25%	19.04%

Supplemental Data:
Net Assets, End of Period (000’s)	$8,304,011	$4,330,408	$3,383,747	$1,479,601
Ratios to Average Net Assets:
Expenses Before Fees Waived[3]	0.50%	0.53%	0.75%	0.78%
Expenses After Fees Waived[3]	0.49%	0.49%	0.74%	0.74%
Net Investment Income (Loss)[3]	7.61%	9.42%	7.30%	9.17%
Portfolio Turnover Rate[2]	6%	17%	6%	17%

[1]	Commencement of operations on April 6, 2010.
[2]	Not annualized.
[3]	Annualized.
[4]	Calculated based on average shares outstanding during the period.

See Accompanying Notes	Semi-Annual Report	September 30, 2011	31

Financial Highlights	(Unaudited)

	DoubleLine Core Fixed Income Fund
	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[1]	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[1]
	Class I	Class I	Class N	Class N

Net Asset Value, Beginning of Period	$10.46	$10.00	$10.46	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.29	0.57	0.29	0.55
Net Gain (Loss) on Investments (Realized and Unrealized)	0.44	0.41	0.42	0.41
Total from Investment Operations	0.73	0.98	0.71	0.96

Less Distributions:
Distributions from Net Investment Income	(0.27)	(0.48)	(0.26)	(0.46)
Distributions from Net Realized Gain	—	(0.04)	—	(0.04)
Total Distributions	(0.27)	(0.52)	(0.26)	(0.50)
Net Asset Value, End of Period	$10.92	$10.46	$10.91	$10.46
Total Return[2]	7.10%	9.90%	6.89%	9.71%

Supplemental Data:
Net Assets, End of Period (000’s)	$490,733	$158,043	$212,776	$30,586
Ratios to Average Net Assets:
Expenses Before Fees Waived[3]	0.55%	0.85%	0.80%	1.09%
Expenses After Fees Waived[3]	0.49%	0.49%	0.74%	0.74%
Net Investment Income (Loss)[3]	5.46%	6.56%	5.30%	6.38%
Portfolio Turnover Rate[2]	45%	84%	45%	84%

[1]	Commencement of operations on June 1, 2010.
[2]	Not annualized.
[3]	Annualized.
[4]	Calculated based on average shares outstanding during the period.

32	DoubleLine Funds	See Accompanying Notes

Financial Highlights	(Unaudited)

	DoubleLine Emerging Markets Fixed Income Fund
	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[1]	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[1]
	Class I	Class I	Class N	Class N

Net Asset Value, Beginning of Period	$10.57	$10.00	$10.57	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[4]	0.33	0.60	0.31	0.58
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.50)	0.52	(0.49)	0.52
Total from Investment Operations	(0.17)	1.12	(0.18)	1.10

Less Distributions:
Distributions from Net Investment Income	(0.32)	(0.52)	(0.31)	(0.50)
Distributions from Net Realized Gain	—	(0.03)	—	(0.03)
Total Distributions	(0.32)	(0.55)	(0.31)	(0.53)
Net Asset Value, End of Period	$10.08	$10.57	$10.08	$10.57
Total Return[2]	-1.68%	11.48%	-1.71%	11.25%

Supplemental Data:
Net Assets, End of Period (000’s)	$141,830	$106,227	$37,405	$26,277
Ratios to Average Net Assets:
Expenses Before Fees Waived[3]	1.01%	1.32%	1.26%	1.57%
Expenses After Fees Waived[3]	0.95%	0.95%	1.20%	1.20%
Net Investment Income (Loss)[3]	6.09%	5.85%	5.77%	5.66%
Portfolio Turnover Rate[2]	95%	109%	95%	109%

[1]	Commencement of operations on April 6, 2010.
[2]	Not annualized.
[3]	Annualized.
[4]	Calculated based on average shares outstanding during the period.

See Accompanying Notes	Semi-Annual Report	September 30, 2011	33

Financial Highlights	(Unaudited)

	DoubleLine Multi-Asset Growth Fund (Consolidated)
	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[1]	Six Months Ended September 30, 2011 (Unaudited)	Period Ended March 31, 2011[1]
	Class I	Class I	Class A	Class A

Net Asset Value, Beginning of Period	$10.11	$10.00	$10.09	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[5]	0.19	0.10	0.19	0.10
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.14)	0.02	(0.15)	—
Total from Investment Operations	0.05	0.12	0.04	0.10

Less Distributions:
Distributions from Net Investment Income	(0.14)	(0.01)	(0.13)	(0.01)
Distributions from Net Realized Gain	—	—	—	—
Total Distributions	(0.14)	(0.01)	(0.13)	(0.01)
Net Asset Value, End of Period	$10.02	$10.11	$10.00	$10.09
Total Return[2,4]	0.53%	1.24%	0.43%	1.02%[6]

Supplemental Data:
Net Assets, End of Period (000’s)	$31,993	$22,128	$22,506	$6,071
Ratios to Average Net Assets:
Expenses Before Fees Waived[3]	2.24%	5.11%	2.49%	6.05%
Expenses After Fees Waived[3]	1.20%	1.18%	1.45%	1.43%
Net Investment Income (Loss)[3]	2.81%	3.57%	2.53%	3.57%
Portfolio Turnover Rate[2]	41%	19%	41%	19%

[1]	Commencement of operations on December 20, 2010.
[2]	Not annualized.
[3]	Annualized.
[4]	Total return does not include the effects of sales charges for Class A.
[5]	Calculated based on average shares outstanding during the period.

34	DoubleLine Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2011

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of five funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund and DoubleLine Low Duration Bond Fund (each a “Fund” and collectively the “Funds”). The DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Low Duration Bond Fund each offer two classes of shares, Class N shares and Class I shares. The DoubleLine Multi-Asset Growth Fund currently offers two classes of shares, Class A shares and Class I shares. Class N shares and Class A shares make payments under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Class A shares of DoubleLine Multi-Asset Growth Fund have a maximum sales charge imposed on purchases of 4.25% of the offering price and a maximum contingent deferred sales charge of 0.75% that applies to purchases of $1 million or more of Class A shares if the shares are redeemed within 18 months of purchase.

The DoubleLine Total Return Bond Fund and DoubleLine Emerging Markets Fixed Income Fund commenced operations on April 6, 2010. The DoubleLine Core Fixed Income Fund commenced operations on June 1, 2010. The DoubleLine Multi-Asset Growth Fund commenced operations on December 20, 2010. The DoubleLine Low Duration Bond Fund commenced operations on September 30, 2011. As a result of the DoubleLine Low Duration Bond Fund being in operation for one day and invested entirely in cash, there are no investments, income, gains or losses, or expenses to present. As of September 30, 2011 all of the shares outstanding of the DoubleLine Low Duration Bond were owned by a wholly owned subsidiary of DoubleLine Capital LP.

The DoubleLine Total Return Bond Fund’s investment objective is to seek to maximize total return. The DoubleLine Core Fixed Income Fund’s investment objective is to seek to maximize current income and total return. The DoubleLine Emerging Markets Fixed Income Fund’s investment objective is to seek high total return from current income and capital appreciation. The DoubleLine Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation. The DoubleLine Low Duration Bond Fund’s investment objective is to seek current income.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Unobservable inputs developed using the reporting entity’s estimates and assumptions, which reflect those that market participants would use

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows, market-based yield spreads for each tranche and current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. The amount of the adjustment is generally determined on the basis of recommendations from pricing services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Semi-Annual Report	September 30, 2011	35

Notes to Financial Statements  (Cont.)

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of broker dealer quotations or pricing service valuations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. As of September 30, 2011, the Funds did not hold securities fair valued by the Valuation Committee.

The end of period timing recognition is used for the significant transfers between levels of the Funds’ assets and liabilities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 20111:

Valuation Inputs	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)
Investments in Securities
Level 1
Money Market Funds	$129,540,863	$35,106,913	$12,777,887	$16,823,719
Mutual Funds	—	—	—	15,944,235
Investment Companies and Exchange Traded Notes	—	—	—	11,371,575
Total Level 1	129,540,863	35,106,913	12,777,887	44,139,529
Level 2
US Government / Agency Mortgage Backed Securities	5,287,199,492	162,139,651	—	1,881,070
Non-Agency Collateralized Mortgage Obligations	4,509,711,859	137,271,417	—	6,649,234
Other Short Term Investments	1,789,353,380	16,674,781	—	—
US Government Bonds and Notes	—	140,620,648	—	—
US Corporate Bonds	—	111,187,538	—	—
Foreign Corporate Bonds	—	73,516,681	161,432,322	2,047,582
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	—	17,620,412	2,353,402	—
Purchased Options	—	—	—	16,000
Total Level 2	11,586,264,731	659,031,128	163,776,724	10,593,886
Level 3	—	—	—	—
Total	11,715,805,594	694,138,041	176,563,611	54,733,415
Other Financial Instruments
Level 1	—	—	—	—
Level 2
Credit Default Swaps	—	—	—	226,100
Futures Contracts	—	—	—	11,400
Total Level 2	—	—	—	237,500
Level 3	—	—	—	—
Total	—	—	—	237,500

See	the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no significant transfers into and out of Level 1, 2, and 3 during the period ended September 30, 2011.

36	DoubleLine Funds

(Unaudited) September 30, 2011

B. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Funds intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years, 2011 for the Funds, are those that are open for exam by taxing authorities. As of September 30, 2011 the Funds have no examinations in progress.

Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-end March 31, 2012. The Funds identify their major tax jurisdictions as U.S. Federal and the State of California. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

C. Security Transactions, Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statements of operations.

D. Dividends and Distributions to Shareholders. Dividends from the net investment income of the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund and the DoubleLine Low Duration Bond Fund will be declared and paid monthly. Dividends from the net investment income of the DoubleLine Multi-Asset Growth Fund will be declared and paid quarterly. The Funds will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

E. Use of Estimates. The preparation of financial statements in conformity with principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The net asset value (“NAV”) per share of a class of shares of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

G. Guarantees and Indemnifications. Under the Funds’ organizational documents, each Trustee and officer, of the Fund is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

H. Bases for Consolidation for the DoubleLine Multi-Asset Growth Fund. The DoubleLine Multi-Asset Growth Fund may invest up to 25% of its total assets in its Subsidiary. The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the DoubleLine Multi-Asset Growth Fund. The Subsidiary invests in commodity-related investments and other investments. As of September 30, 2011 net assets of the DoubleLine Multi-Asset Growth Fund were $54,498,628, of which $2,814,620, or approximately 5.16%, represented the DoubleLine Multi-Asset Growth Fund’s ownership of all issued shares and voting rights of the Subsidiary.

I. Other. Each share class of a Fund is charged for those expenses that are directly attributable to that share class. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or on another reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net assets of the classes.

Semi-Annual Report	September 30, 2011	37

Notes to Financial Statements  (Cont.)

3.  Related Party Transactions

DoubleLine Capital LP (the “Adviser”) provides the Funds with investment management services under an Investment Advisory and Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of each Fund, places orders for the purchase and sale of its portfolio securities and is responsible for the day-to-day management of the Trust’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.40%, 0.40%, 0.75%, 1.00% and 0.35% of the average daily net assets of the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund and DoubleLine Low Duration Bond Fund, respectively.

The Adviser has contractually agreed to limit the DoubleLine Total Return Bond Fund’s and the DoubleLine Core Fixed Income Fund’s ordinary operating expenses so that their ratio of such expenses to average daily net assets will not exceed 0.49% for the Class I shares and 0.74% for the Class N shares. The Adviser has contractually agreed to limit the DoubleLine Emerging Markets Fixed Income Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed 0.95% for the Class I shares and 1.20% for the Class N shares. The Adviser has contractually agreed to limit the DoubleLine Multi-Asset Growth Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed 1.20% for the Class I shares and 1.45% for the Class A shares. The Adviser has contractually agreed to limit the DoubleLine Low Duration Bond Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed 0.47% for the Class I shares and 0.72% for the Class N shares. For the purposes of the expense limitation agreement between the Adviser and the Funds, “ordinary operating expenses” excludes taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, and any extraordinary expenses, except that the Adviser has agreed to bear all legal fees and other related expenses of the Trust and the Trustees related to a claim made by Trust Company of the West, as described in footnote 11 to these Notes to Financial Statements. Each Fund’s expense limitation may be terminated during its term only by a majority vote of the disinterested Trustees of the Board of Trustees.

The Adviser is permitted to be reimbursed for fee waivers and/or expense reimbursements it made to a Fund in the prior three fiscal years. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees waived and/or expenses reimbursed. Any such reimbursement requested by the Adviser is subject to review and approval by the Board of Trustees and will be subject to the Fund’s expense limitations in place when the fees were waived or the expenses were reimbursed.

For the period ended September 30, 2011, the Adviser contractually waived a portion of its fees or reimbursed certain operating expenses of the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund and DoubleLine Low Duration Bond Fund in the amounts of $405,573, $106,309, $59,966, $220,698 and $0 respectively. The Adviser may recapture a portion of the amounts no later than the dates as stated below:

Year of Expiration	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)
March 31, 2014	$1,235,309	$231,152	$210,883	$79,472
March 31, 2015	405,573	106,309	59,966	197,728

If a Fund invests in an affiliated Fund the Adviser waives its management fee payable to the Fund in an amount equal to the investment advisory fees paid by the affiliated Fund; accordingly, the Adviser waived $22,970 in fees from the DoubleLine Multi-Asset Growth Fund for the period ended September 30, 2011. Class N and Class A shares are subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N and Class A shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N and Class A shares.

4.  Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended September 30, 2011, were as follows:

	All Other		U.S. Government
	Purchases at Cost	Sales or Maturity Proceeds	Purchases at Cost	Sales or Maturity Proceeds
DoubleLine Total Return Bond Fund	$4,692,070,811	$429,928,808	$—	$—
DoubleLine Core Fixed Income Fund	439,982,373	76,405,010	160,620,666	77,694,905
DoubleLine Emerging Markets Fixed Income Fund	211,115,176	164,910,320	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	35,755,973	12,491,656	—	127,500

38	DoubleLine Funds

(Unaudited) September 30, 2011

5.  Income Tax Information

Distributions during the period were all characterized as ordinary income distributions for tax purposes.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)
Tax cost of investments	$11,491,226,759	$685,100,353	$187,966,822	$55,339,950
Gross tax unrealized appreciation	479,351,558	16,877,177	525,827	747,493
Gross tax unrealized depreciation	(254,772,723)	(7,839,489)	(11,929,038)	(1,354,028)
Net tax unrealized appreciation	$224,578,835	$9,037,688	$(11,403,211)	$(606,535)

As of March 31, 2011, the components of accumulated earnings (losses) for income tax purposes were as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)
Net tax unrealized appreciation	$50,263,409	$1,126,693	$1,309,835	$55,717
Undistributed ordinary income	25,922,927	317,420	738,671	24,162
Total distributable earnings	25,922,927	317,420	738,671	24,162
Other accumulated gains/(losses)	(34,619,817)	(422,006)	(193,066)	(25,749)
Total accumulated earnings	$41,566,519	$1,022,107	$1,855,440	$54,130

At March 31, 2011, the following capital loss carryforwards were available:

	Capital Loss Carryforward	Expires
DoubleLine Total Return Bond Fund	$3,709,758	3/31/2019

At March 31, 2011, the following Funds deferred, on a tax basis, post-October losses of:

DoubleLine Total Return Bond Fund	$18,906,222
DoubleLine Core Fixed Income Fund	239,823
DoubleLine Multi-Asset Growth Fund (Consolidated)	19,244

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2011, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
DoubleLine Total Return Bond Fund	$22,777,251	$(22,777,251)	$—
DoubleLine Core Fixed Income Fund	180,771	(180,771)	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	1,107	(971)	(136)

Semi-Annual Report	September 30, 2011	39

Notes to Financial Statements  (Cont.)

6.  Share Transactions

Transactions in each Fund’s shares were as follows:

	DoubleLine Total Return Bond Fund		DoubleLine Core Fixed Income Fund		DoubleLine Emerging Markets Fixed Income Fund		DoubleLine Multi-Asset Growth Fund (Consolidated)
	Class I		Class I		Class I		Class I
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	388,040,191	$4,328,521,970	32,911,177	$357,299,963	9,684,989	$103,421,987	1,757,994	$17,848,132
Reinvested Dividends	15,851,453	176,159,314	473,494	5,094,832	266,392	2,818,186	33,709	337,882
Shares Redeemed	(57,547,086)	(641,021,998)	(3,550,229)	(38,465,219)	(5,936,978)	(62,380,632)	(788,109)	(7,951,338	)*
	346,344,558	$3,863,659,286	29,834,442	$323,929,576	4,014,403	$43,859,541	1,003,594	$10,234,676
Beginning Shares	395,164,769		15,107,569		10,052,404		2,189,828
Ending Shares	741,509,327		44,942,011		14,066,807		3,193,421

	Class N		Class N		Class N		Class A
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	192,564,221	$2,148,572,400	17,966,436	$194,739,532	4,501,975	$48,196,420	1,822,492	$18,467,977
Reinvested Dividends	6,455,481	71,756,114	191,914	2,069,222	108,443	1,147,890	22,298	223,043
Shares Redeemed	(31,838,791)	(354,422,795)	(1,587,745)	(17,187,023)	(3,387,491)	(35,870,503)	(196,075)	(1,985,032	)*
	167,180,911	$1,865,905,719	16,570,605	$179,621,731	1,222,927	$13,473,807	1,648,715	$16,705,988
Beginning Shares	135,028,484		2,924,474		2,486,189		601,490
Ending Shares	302,209,395		19,495,079		3,709,116		2,250,205

*	Net of redemption fees of $14,128 and $2,813 for Class I and A, respectively.

7.  Additional Disclosures about Derivative Instruments

The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table below. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations may serve as indicators of the volume of financial derivative activity for the Funds.

Futures Contracts  The Funds may use futures contracts to manage its exposure to the securities markets or to movements in interest rates or currency values. A Fund may also use future contracts to gain long or short market exposures as an alternative to cash investments. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payment reflecting the change in value (“variation margin”) is made or received by or for the accounts of the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Options Contracts  When a Fund purchases an option it pays a premium in return for the potential to profit from the change in value of an underlying investment or index during the term of the option. The option premium is included on the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing options is limited to the loss of the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (generally referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event in respect of a referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

40	DoubleLine Funds

(Unaudited) September 30, 2011

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are typically estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default some or all of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures typically designed to be representative of some part of the credit market as a whole. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are typically traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended September 30, 2011 is as follows:

Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Unrealized Appreciation (Depreciation)
DoubleLine Multi-Asset Growth Fund (Consolidated)*	Purchased Options
	Equity	Net Unrealized Appreciation (Depreciation) in Unaffiliated Securities	$(6,518)

	Futures contracts
	Commodity		$114,788
	Exchange Rate		70,729
		Net Unrealized Appreciation (Depreciation) on Futures	$185,517
	Credit Default Swap contracts	Net Unrealized Appreciation (Depreciation) on Swaps	$222,142

*	See the Schedule of Investments for further details.

Semi-Annual Report	September 30, 2011	41

Notes to Financial Statements  (Cont.)

The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2011:

Fund	Derivatives not accounted for as hedging instruments	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
DoubleLine Multi-Asset Growth Fund (Consolidated)	Purchased Options
	Equity	Realized and Unrealized Gain (Loss) on Investments	$96,094	$(108,751)

	Futures contracts
	Commodity		$10,890	$121,476
	Exchange Rate		(303,190)	70,729
		Realized and Unrealized Gain (Loss) on Investments	$(292,300)	$192,205
	Credit Default Swap contracts	Realized and Unrealized Gain (Loss) on Investments	(85,539)	$239,106

8.  Credit Facility

U.S. Bank, N.A. has made available to the DoubleLine Total Return Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund and DoubleLine Multi-Asset Growth Fund an uncommitted credit facility for short term liquidity in connection with shareholder redemptions. Borrowings under this credit facility bear interest at the bank’s prime rate less 0.50%. As of September 30, 2011 the maximum amounts available were $50,000,000, $5,000,000 and $500,000 for the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, and DoubleLine Emerging Markets Fixed Income Fund, respectively. Subsequent to September 30, 2011 the maximum amounts available were increased to $200,000,000, $30,000,000, $2,500,000 and $4,000,000 for the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund and DoubleLine Multi-Asset Growth Fund, respectively. For the period ending September 30, 2011, the average borrowings and interest rate were $27,174 and 2.75%, respectively for the DoubleLine Emerging Markets Fixed Income Fund. The maximum amount outstanding during the period ended September 30, 2011 was $500,000 for the DoubleLine Emerging Markets Fixed Income Fund. Interest expense amounted to $191 for the period ending September 30, 2011 for the DoubleLine Emerging Markets Fixed Income Fund. There were no borrowings under this credit facility for the period ending September 30, 2011 for the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund and DoubleLine Multi-Asset Growth Fund, respectively.

9.  Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•	affiliated fund risk: the risk that the Adviser may be subject to a potential conflict of interest in determining whether to invest in an underlying fund managed by the Adviser or in a fund managed by an unaffiliated manager, and may have an economic or other incentive to select the fund managed by it over another fund.

•	asset allocation risk: the risk that a Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and underlying funds and that such allocation will focus on asset classes, underlying funds, or investments that perform poorly or underperform other asset classes, underlying funds, or available investments.

•	asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which a Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	commodities risk: the risk that the value of a Fund’s shares may be affected by changes in the values of one or more commodities, which may be extremely volatile and difficult to value, risk of possible illiquidity, and the risks and costs associated with delivery, storage, and maintenance of precious metals or minerals or other commodity-related investments.

•	debt securities risk:

(	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

(

interest rate risk:  the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

42	DoubleLine Funds

(Unaudited) September 30, 2011

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•	derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase a Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing a Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•	emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

•	equity issuer risk: the risk that the value of a company’s stock will decline in value in response to factors affecting that company, that company’s industry, or the market generally.

•	exchange-traded note risk: the risk that the level of the particular market benchmark or strategy to which the note’s return is linked will fall in value; exchange-traded notes are subject to credit risk generally to the same extent as debt securities.

•	financial services risk: the risk associated with the financial services industry being subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services industry depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to risks that may impact the value of investments in the industry more severely than investments outside the industry. Businesses in the financial services industry often operate with substantial financial leverage.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	foreign investing risk: the risk that a Fund’s investments will be affected by the market conditions, currencies, and the economic and political climates in the foreign countries in which the Fund invests.

•	inflation-indexed bond risk: the risk that such bonds will change in value in response to changes in actual or anticipated changes in inflation rates, in a manner unanticipated by a Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risk generally to the same extent as other similar debt securities.

•	investment company and exchange traded fund risk: the risk that an investment company, including any exchange-traded fund (“ETF”), in which a Fund invests will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. A Fund must pay its pro rata portion of an investment company’s fees and expenses.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	leveraging risk: the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•	limited operating history risk: the risk that a newly formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•	liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable prices.

•	litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•	market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect a Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•	market risk: the risk that the overall market will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments.

•	mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Semi-Annual Report	September 30, 2011	43

Notes to Financial Statements  (Cont.)

•	non-diversification risk: the risk that, because a relatively higher percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. A decline in the market value of one of a Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by a Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•	portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable short-term capital gains to investors as compared to a fund that trades less frequently.

•	preferred securities risk: the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

•	price volatility risk: the risk that the value of a Fund’s investment portfolio will change as the prices of its investments go up or down.

•	real estate risk: the risk that real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•	reliance on the adviser: the risk associated with each Fund’s ability to achieve its investment objective being dependent upon the Adviser’s ability to identify profitable investment opportunities for a Fund. While the portfolio managers of the Funds have considerable experience in managing other portfolios with investment objectives, policies and strategies that are similar and intend to use similar analytical methods to identify potential investments for the Funds, the past experience of the portfolio managers does not guarantee future results for the Adviser.

•	securities or sector selection risk: the risk that the securities held by a Fund will underperform other funds investing in similar asset classes or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities or sectors for investment.

•	short sales risk: the risk that a security a Fund has sold short increases in value.

•	tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”), a Fund must meet requirements regarding, among other things, the source of its income. It is possible that certain of a Fund’s investments in commodity-linked derivatives will not give rise to “qualifying income” for this purpose. Any income a Fund derives from investments in instruments that do not generate “qualifying income” must be limited to a maximum of 10% of the Fund’s annual gross income. If a Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If a Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•	U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

10.  Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “ Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (”IFRS“)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

44	DoubleLine Funds

(Unaudited) September 30, 2011

11.  Legal Proceedings

On January 7, 2010, TCW commenced litigation against the Adviser in the Superior Court of the State of California, County of Los Angeles, Central District (the “Court”). The suit alleged that the Adviser and four employees of the Adviser who are former employees of TCW or its affiliates, including Jeffrey Gundlach (such four employees, the “Individuals”), misappropriated TCW’s confidential and proprietary information and trade secrets in founding and operating the Adviser and are using such information in competing for assets under management. The lawsuit also included claims against certain of the Individuals, but not the Adviser, for breach of fiduciary duty, breach of confidence, intentional interference with contractual relations, and civil conspiracy.

The Individuals (but not the Adviser) subsequently filed with the Court a cross-complaint against TCW for claims in connection with TCW’s termination of their employment and failure to pay amounts due.

On February 9, 2011, TCW asserted claims against the Trust and a number of John Doe defendants, setting out allegations substantially similar to the allegations contained in the litigation against the Adviser and the Individuals, and included among other things claims that the Trust aided and abetted, and conspired with, the Adviser and the Individuals to misappropriate TCW’s trade secrets. The Court issued an order staying any further proceedings against the Trust until TCW’s claims against the Adviser and the Individuals have been resolved. TCW’s claims against the Trust seek a variety of remedies, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. The remedies sought by TCW, if granted, could have a material adverse effect on shareholder returns for the Funds. There can be no assurance as to the outcome of any litigation.

On July 6, 2011, the Court issued summary adjudication in favor of the Adviser and the Individuals on the breach of confidence claim.

On September 16, 2011, a jury found for the Individuals in respect of their claim for unpaid wages and awarded damages to them under the California Labor Code. The jury found for TCW on the intentional interference with contractual relations and breach of fiduciary duty claims, but determined that TCW was not damaged on either claim. The jury found for TCW on the trade secret violation claim. Following hearings expected to be held in late 2011, the Court will rule on TCW’s claim of unfair competition. It will also determine the amounts of any reasonable royalties, if any, to be paid to TCW in respect of TCW’s trade secret violation claim. The Court also will be asked to award a penalty and attorney’s fees to the Individuals in respect of their claim for unpaid wages, as permitted by California law.

The trial is on-going, and no appeals have been filed in the case, although it is possible that some or all of the parties will appeal the decisions in the case.

The litigation should not impact the expenses of the Funds, as the Adviser has agreed to bear all legal fees and other related expenses of the Trust and the Trustees in connection with defending against the claim.

TCW raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by TCW in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation, and participation in any governmental inquiry or investigation, can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Funds, could be adversely affected.

12.  Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

Semi-Annual Report	September 30, 2011	45

Shareholder Expenses	(Unaudited)

Example

As a shareholder of DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund and DoubleLine Low Duration Bond Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs , including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period covered by this report.

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 90 days in the DoubleLine Multi-Asset Growth Fund. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
		Fund’s Annualized Expense Ratio	Beginning Account Value	Ending Account Value 9/30/11	Expenses Paid During Period *[1]	Ending Account Value 9/30/11	Expenses Paid During Period *[1]
DoubleLine Total Return Bond Fund	Class I	0.49%	$1,000	$1,064	$2.53	$1,023	$2.48
	Class N	0.74%	$1,000	$1,063	$3.82	$1,021	$3.74
DoubleLine Core Fixed Income Fund	Class I	0.49%	$1,000	$1,071	$2.54	$1,023	$2.48
	Class N	0.74%	$1,000	$1,069	$3.83	$1,021	$3.74
DoubleLine Emerging Markets Fixed Income Fund	Class I	0.95%	$1,000	$983	$4.71	$1,020	$4.80
	Class N	1.20%	$1,000	$983	$5.95	$1,019	$6.06
DoubleLine Multi-Asset Growth Fund	Class I	1.20%	$1,000	$1,005	$6.02	$1,019	$6.06
	Class A	1.45%	$1,000	$1,004	$7.27	$1,018	$7.31
DoubleLine Low Duration Bond Fund	Class I	0.47%	$1,000	$1,000	$0.01	$1,000	$0.01
	Class N	0.72%	$1,000	$1,000	$0.02	$1,000	$0.02

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-period) for DoubleLine Total Return Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund and DoubleLine Multi-Asset Growth Fund and 1/366 (to reflect the period since inception) for DoubleLine Low Duration Bond Fund.

1 Reflects fee waiver and expense limitation arrangements in effect during the period

46	DoubleLine Funds

Evaluation of Advisory Agreement by the Board of Trustees	(Unaudited)

At the August 25, 2011 meeting of the Board of Trustees of the Trust (the “Meeting”), the Board of Trustees, including the Independent Trustees voting separately, approved an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of DoubleLine Low Duration Bond Fund (the “Fund”), and DoubleLine Capital LP (the “Adviser”). This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. In all of their deliberations, the Board of Trustees and the Independent Trustees were advised by independent counsel to the Independent Trustees and counsel to the Fund.

The Board considered a wide range of materials, including information previously provided to the Trustees in connection with the approval of advisory contracts between the Adviser and the other series of the Trust: DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund and DoubleLine Multi-Asset Growth Fund. The Trustees’ determination to approve the Agreement was based on a comprehensive evaluation of all of the information provided to them. The Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors.

In the process of considering the approval of the Agreement, the Trustees considered information regarding, for example, the proposed portfolio management team and the experience of the members of the team, the team’s anticipated investment strategy, and other information relating to the nature, extent, and quality of services to be provided by the Adviser. The Trustees also considered the detailed compliance policies and procedures developed by the Adviser and the Adviser’s commitment to the compliance process.

The Trustees noted that the Fund had not commenced operations at the time of the Board meeting and had no historical investment performance. However, the Trustees considered the expertise of the Fund’s proposed portfolio management team generally, the performance of the other DoubleLine funds to date, and the performance of the funds or accounts managed by the proposed portfolio managers while employed by their previous employer. The Trustees considered the financial position of the Adviser and the commitment that the Adviser has made to the DoubleLine Funds generally. The Board also considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the other key personnel that would be involved in the day-to-day activities of the Fund. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures required to perform its duties under the Agreement and that, in the Board’s view, the nature, overall quality, and extent of the investment management services to be provided were expected to be satisfactory.

The Trustees considered that the Fund’s proposed advisory fee under the Agreement was lower than that charged by most of the comparable funds presented to them for consideration and that the Adviser was proposing to cap the Fund’s Class I total expense ratio at a rate lower than the expenses paid by most of those comparable funds. The Trustees also noted the Adviser’s representation that it does not currently manage other funds or accounts with a similar investment strategy.

The Trustees discussed the likely overall profitability of the Adviser from managing the Fund. In assessing profitability, the Trustees reviewed the Adviser’s financial information provided both at the Meeting and at previous meetings of the Trustees and took into account both the likely direct and indirect benefits to the Adviser from managing the Fund. The Trustees concluded that the Adviser’s profit from managing the Fund would likely not be excessive in the start-up period. The Trustees noted that the Fund would be in its start-up phase for some time and that it did not appear appropriate at this time to consider the implementation of breakpoints in the investment advisory fee.

On the basis of these considerations, the Trustees determined to approve the Agreement for the proposed initial term.

Semi-Annual Report	September 30, 2011	47

Federal Tax Information	(Unaudited)

For the fiscal year ended March 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Qualified Dividend Income
DoubleLine Total Return Bond Fund	0%
DoubleLine Core Fixed Income Fund	0%
DoubleLine Emerging Markets Fixed Income Fund	0%
DoubleLine Multi-Asset Growth Fund	0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2011 was as follows:

Dividends Received Deduction
DoubleLine Total Return Bond Fund	0%
DoubleLine Core Fixed Income Fund	0%
DoubleLine Emerging Markets Fixed Income Fund	0%
DoubleLine Multi-Asset Growth Fund	0%

Non-Resident Alien (“NRA”) shareholders are normally subject to a 30% (or lower tax treaty rate depending on the country) NRA withholding tax on income and short-term capital gain dividends paid by a mutual fund, unless such dividends are designated as exempt from NRA withholding tax. The distributions that have been identified by the Funds as exempt from NRA withholding are disclosed in the table below. The information presented in the table below is applicable to NRA shareholders and their advisors and is not applicable to shareholders filing United States income tax returns.

Qualified Interest Income
DoubleLine Total Return Bond Fund	89.64%
DoubleLine Core Fixed Income Fund	82.21%
DoubleLine Emerging Markets Fixed Income Fund	29.34%
DoubleLine Multi-Asset Growth Fund	42.40%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

DoubleLine Total Return Bond Fund	0.00%
DoubleLine Core Fixed Income Fund	6.86%
DoubleLine Emerging Markets Fixed Income Fund	7.05%
DoubleLine Multi-Asset Growth Fund	0.00%

48	DoubleLine Funds

Information About Proxy Voting	(Unaudited)

Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) and on the SEC’s website at http://www.sec.gov.

A description of the Funds’ proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311); and (ii) on the commission’s web site at http://www.sec.gov.

Information About The Portfolio Holdings

It is the policy of the Trust to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter).

Shareholders and others who wish to obtain portfolio holdings for a particular month may make a request by contacting the Funds at no charge at 877-DLine11 (877-354-6311) between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for portfolio holdings may be made on a monthly basis pursuant to this procedure, or standing requests for portfolio holdings may be accepted.

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

Householding — Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Semi-Annual Report	September 30, 2011	49

Privacy Notice	(Unaudited)

What Does DoubleLine Do With Your Personal Information

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•	It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
•	DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.
•	In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11(877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

50	DoubleLine Funds

DoubleLine Capital LP	333 South Grand Avenue 18th Floor Los Angeles, CA 90071 doubleline.com	info@doubleline.com 1. 213. 633. 8200

Investment Adviser:

DoubleLine Capital LP

333 South Grand Avenue

18th Floor

Los Angeles, CA 90071

Distributor:

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator and Transfer Agent:

U.S. Bancorp Fund

Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian:

U.S. Bank, N.A.

1555 North River Center

Drive, Suite 302

Milwaukee, WI 53212

Independent Registered

Public Accounting Firm:

PricewaterhouseCoopers LLP

350 South Grand Avenue

Los Angeles, CA 90071

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doublelinefunds.com

fundinfo@doubleline.com

1-877-DLine11 or

1-877-354-6311

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-

3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    DoubleLine Funds Trust

By (Signature and Title)*    /s/ Ronald R. Redell

                                             Ronald R. Redell, President

Date    November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Ronald R. Redell

                                             Ronald R. Redell, President

Date    November 29, 2011

By (Signature and Title)*     /s/ Susan Nichols

                                             Susan Nichols, Treasurer

Date    November 29, 2011

*	Print the name and title of each signing officer under his or her signature.